     As filed with the Securities and Exchange Commission on April 28, 2005
                         File Nos. 33-31894 and 811-5954


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   ----------
                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 58                                              [X]


                                       and


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 59                                                             [X]


                                   ----------

                       THE CHARLES SCHWAB FAMILY OF FUNDS
                       ----------------------------------
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000
                                 --------------

                                 Evelyn Dilsaver
                       The Charles Schwab Family of Funds
             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                     (Name and Address of Agent for Service)

                          Copies of communications to:
Richard W. Grant, Esq.       John M. Loder, Esq.       Koji E. Felton, Esq.
Morgan Lewis & Bockius LLP   Ropes & Gray              Charles Schwab Investment
1701 Market Street           One International Place   Management, Inc.
Philadelphia, PA 19103       Boston, MA 02110-2624     101 Montgomery Street
                                                       120KNY-14-109
                                                       San Francisco, CA  94104

It is proposed that this filing will become effective (check appropriate box):

      /_/   Immediately upon filing pursuant to paragraph (b)


      /X/   On April 30, 2005 pursuant to paragraph (b)


      /_/   60 days after filing pursuant to paragraph (a)(1)

      /_/   On (date) pursuant to paragraph (a)(1)

      /_/   75 days after filing pursuant to paragraph (a)(2)

      /_/   On (date) pursuant to paragraph (a)(2) of Rule 485

            if appropriate, check the following box:


      /_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

   SCHWAB RETIREMENT ADVANTAGE MONEY FUND TM

   SCHWAB RETIREMENT MONEY FUND(R)


                                                               SCHWAB FUNDS LOGO

   Prospectus
   April 30, 2005


   As with all mutual funds, the
   Securities and Exchange Commission
   (SEC) has not approved these securities
   or passed on whether the information in
   this prospectus is adequate and
   accurate. Anyone who indicates
   otherwise is committing a federal
   crime.                                                  [CHARLES SCHWAB LOGO]

SCHWAB RETIREMENT ADVANTAGE MONEY FUND TM
SCHWAB RETIREMENT MONEY FUND(R)

       ABOUT THE FUNDS

          Schwab Retirement Advantage Money Fund...................    2

          Schwab Retirement Money Fund.............................    6

          Fund management..........................................   10

       INVESTING IN THE FUNDS

          Buying shares............................................   12

          Selling/exchanging shares................................   13

          Transaction policies.....................................   14

          Dividends and taxes......................................   15

SCHWAB RETIREMENT ADVANTAGE MONEY FUND TM
Ticker symbol: SWIXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS ISSUED BY U.S. AND FOREIGN ISSUERS, SUCH AS:

- commercial paper, including asset-backed commercial paper and promissory notes

- certificates of deposit and time deposits

- variable- and floating-rate debt securities

- bank notes and bankers' acceptances

- repurchase agreements

- obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and Sallie Mae (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.


This fund was created for retirement plans, plan participants and other institutional investors investing on their own behalf or as a fiduciary, agent or custodian.


A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself.


THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]


       5.65    5.15    5.31    5.26    4.90    6.12    3.96    1.48    0.74    0.95

        95      96      97      98      99      00      01      02      03      04

BEST QUARTER: 1.57% Q3 2000
WORST QUARTER: 0.16% Q3 2003


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/04


                                     1 year         5 years         10 years
--------------------------------------------------------------------------------
FUND                                  0.95            2.63             3.93


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                        None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                         0.38
Distribution (12b-1) fees                                               None
Other expenses                                                          0.25
                                                                       -------
Total annual operating expenses                                         0.63
Expense reduction                                                      (0.14)
                                                                       -------
NET OPERATING EXPENSES*                                                 0.49
                                                                       -------



* Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.49% through 4/29/06.


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


         1 year            3 years             5 years            10 years
--------------------------------------------------------------------------------
           $50               $188                $337                $773


   Call toll-free 1-800-435-4000 for a current seven-day yield.

4  Schwab Retirement Advantage Money Fund TM

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's registered independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                            1/1/04-    1/1/03-    1/1/02-    1/1/01-    1/1/00-
                                            12/31/04   12/31/03   12/31/02   12/31/01   12/31/00
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        1.00       1.00       1.00       1.00       1.00
                                            -----------------------------------------------------------------
Income from investment operations:
  Net investment income                       0.01       0.01       0.01       0.04       0.06
                                            -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income       (0.01)     (0.01)     (0.01)     (0.04)     (0.06)
                                            -----------------------------------------------------------------
Net asset value at end of period              1.00       1.00       1.00       1.00       1.00
                                            -----------------------------------------------------------------
Total return (%)                              0.95       0.74       1.48       3.96       6.12

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                      0.49       0.50       0.50       0.50       0.51 1
  Gross operating expenses                    0.63       0.63       0.63       0.66       0.69
  Net investment income                       0.94       0.75       1.46       3.83       5.96
Net assets, end of period ($ X 1,000,000)      680        766        907        797        647



1 The ratio of net operating expenses would have been 0.50% if certain non-routine expenses (proxy fees) had not been included.

SCHWAB RETIREMENT MONEY FUND(R)
Ticker symbol: SWRXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS ISSUED BY U.S. AND FOREIGN ISSUERS, SUCH AS:

- commercial paper, including asset-backed commercial paper and promissory notes

- certificates of deposit and time deposits

- variable- and floating-rate debt securities

- bank notes and bankers' acceptances

- repurchase agreements

- obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and Sallie Mae (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.


This fund was created for retirement plans, plan participants and other institutional investors investing on their own behalf or as a fiduciary, agent or custodian.


A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself.


THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]


       5.43    4.93    5.07    5.03    4.68    5.90    3.75    1.30    0.58    0.77

        95      96      97      98      99      00      01      02      03      04

BEST QUARTER: 1.52% Q3 2000
WORST QUARTER: 0.11% Q3 2003


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/04


                                        1 year       5 years         10 years
--------------------------------------------------------------------------------
FUND                                     0.77          2.44             3.73


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                         None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                          0.38
Distribution (12b-1) fees                                                None
Other expenses                                                           0.28
                                                                        -------
Total annual operating expenses                                          0.66
                                                                        -------


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


            1 year            3 years           5 years             10 years
--------------------------------------------------------------------------------
             $67               $211               $368                 $822


   Call toll-free 1-800-435-4000 for a current seven-day yield.

8  Schwab Retirement Money Fund(R)

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's registered independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                            1/1/04-    1/1/03-    1/1/02-    1/1/01-    1/1/00-
                                            12/31/04   12/31/03   12/31/02   12/31/01   12/31/00
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        1.00       1.00       1.00       1.00       1.00
                                            -----------------------------------------------------------------
Income from investment operations:
  Net investment income                       0.01       0.01       0.01       0.04       0.06
                                            -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income       (0.01)     (0.01)     (0.01)     (0.04)     (0.06)
                                            -----------------------------------------------------------------
Net asset value at end of period              1.00       1.00       1.00       1.00       1.00
                                            -----------------------------------------------------------------
Total return (%)                              0.77       0.58       1.30       3.75       5.90


RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                      0.66       0.66       0.68       0.70       0.72 1
  Gross operating expenses                    0.66       0.66       0.68       0.70       0.72
  Net investment income                       0.76       0.58       1.28       3.61       5.77
Net assets, end of period ($ X 1,000,000)      492        578        566        515        399



1 The ratio of net operating expenses would have been 0.71% if certain non-routine expenses (proxy fees) had not been included.

                  FUND MANAGEMENT


The funds' investment adviser, Charles Schwab Investment Management, Inc., has nearly $140 billion under management.



                  The investment adviser for the funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R). The firm manages assets for more than six million shareholder accounts. (All figures on this page are as of 12/31/04).



                  As the investment adviser, the firm oversees the asset management and administration of the Schwab Retirement Advantage Money Fund TM and Schwab Retirement Money Fund(R). As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/04, these fees were 0.24% for the Schwab Retirement Advantage Money Fund and 0.38% for the Schwab Retirement Money Fund. These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of any reductions.

                  INVESTING IN THE FUNDS

                  As a Schwab Funds(R) investor, you have a number of ways to do business with us.

                  On the following pages, you will find information on buying, selling and exchanging shares using the method that is most convenient for you. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

BUYING SHARES


Shares of the funds may be purchased through a Schwab account or through broker/dealers, banks, investment professionals or other financial institutions, 401(k) plans or other employee benefit plans (financial intermediaries).



The information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with a funds' policies to buy, sell, and exchange shares of a fund.



If you are investing through a financial intermediary, including Schwab, the intermediary may impose additional or different conditions than the funds on purchases, redemptions or exchanges of fund shares. Some policy differences may include initial, subsequent and maintenance investment requirements, exchange policies, fund choices, cut-off time for investment and trading restrictions. Intermediaries may also independently establish and charge their customers transaction fees, account fees and other fees in addition to the fees charged by the funds. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Shareholders who are customers of financial intermediaries should consult their intermediaries for information regarding these conditions and fees. The funds not responsible for the failure of financial intermediaries to carry out their responsibilities to their customers.


STEP 1

CHOOSE A FUND. The minimums shown below are for each fund.

                                       MINIMUM      MINIMUM
                                       INITIAL      ADDITIONAL   MINIMUM
                                       INVESTMENT   INVESTMENTS  BALANCE
----------------------------------------------------------------------------
RETIREMENT ADVANTAGE MONEY FUND TM     $25,000      $1           $25,000


RETIREMENT MONEY FUND(R)               $1           $1           $1

STEP 2

CHOOSE AN OPTION FOR DIVIDENDS. The two options are described below. If you don't indicate a choice, you will receive the first option.

OPTION          FEATURES
-----------------------------------------------------------------------
REINVESTMENT    All dividends are invested automatically in shares of
                your fund.


CASH            You receive payment for all dividends.

STEP 3

PLACE YOUR ORDER. Use any of the methods described at right.

12  Investing in the funds

SELLING/EXCHANGING SHARES

USE ANY OF THE METHODS DESCRIBED BELOW TO SELL SHARES OF A FUND.

When selling or exchanging shares, please be aware of the following policies:

- A fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- The funds reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less. A shareholder may incur transaction expenses in converting these securities in cash.

- Exchange orders are limited to other Schwab Funds(R) that are not Sweep Investments TM and must meet the minimum investment and other requirements for the fund and share class (if applicable) into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

METHODS FOR PLACING DIRECT ORDERS

INTERNET                                          MAIL
www.schwab.com                                    Write to Schwab Funds(R) at:
                                                  P.O. Box 3812
SCHWAB BY PHONE(R)                                Englewood, CO 80155-3812
Automated voice service or speak with a
representative at 1-800-435-4000 (for             IN PERSON
TDD service, call 1-800-345-2550).                Visit the nearest Charles Schwab Investor Center.

SCHWABLINK(R)
Investment professionals should follow the transaction instructions in the
SchwabLink manual; for technical assistance, call 1-800-367-5198.

You are automatically entitled to initiate transactions by the Internet or telephone. The funds and Schwab employ procedures to confirm the authenticity of Internet and telephone instructions. If the funds and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following Internet or telephone instructions that they reasonably believe to be genuine.


--------------------------------------------------------------------------------
WHEN PLACING ORDERS

With every order to buy, sell or exchange shares you will need to include the following information:

- Your name or, for Internet orders, your account number/"Login ID."

- Your account number (for Schwab-Link transactions, include the master account and subaccount numbers) or, for Internet orders, your confidential password.

- The name and share class (if applicable) of the fund whose shares you want to buy or sell.

- The dollar amount you would like to buy, sell or exchange.

- When selling or exchanging shares by mail, be sure to include the signature of at least one of the persons whose name is on the account.

- For exchanges, the name and share class (if applicable) of the fund into which you want to exchange and the distribution option you prefer.

- When selling shares, how you would like to receive the proceeds.

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:


- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum.


- To materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To change or waive a fund's investment minimums.

- To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------


TRANSACTION POLICIES


THE FUNDS ARE OPEN FOR BUSINESS EACH DAY THAT BOTH THE NEW YORK STOCK EXCHANGE
(NYSE) AND THE FEDERAL RESERVE BANK OF NEW YORK (THE FED) ARE OPEN. The funds reserve the right to open for business on days the NYSE is closed but the Fed is open. The funds calculate their share prices each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.


Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than the close of a fund (generally 4 p.m. Eastern time) generally will receive the next business day's dividend. On special request, orders to invest $100,000 or more in shares of the Schwab Retirement Advantage Money Fund TM that are accepted by Schwab (including Charles Schwab Trust Company) by 1:30 p.m. Eastern time may receive that day's dividend. Orders to sell or exchange shares that are accepted and executed no later than the close of a fund on a given day generally will receive that day's dividend.

The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING


Each fund's Board of Trustees has adopted polices and procedures with respect to frequent purchases and redemptions of fund shares. However, the funds are money market funds and seek to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the funds are designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the funds' investments, and money market instruments in general, and the funds' intended purpose to serve as a short-term investment vehicle for shareholders, these funds do not monitor or limit shareholder purchases and redemptions of fund shares. However, the funds' policies and procedures do provide each fund with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.


THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED IN THE ADJACENT COLUMN.

14  Investing in the funds

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUNDS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service web site at www.irs.gov.


AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS YOUR FUND EARNS. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. The funds pay their dividends on the 15th of every month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. The funds do not expect to distribute any capital gains.


AS LONG AS YOU ARE INVESTING THROUGH A TAX-DEFERRED OR ROTH RETIREMENT ACCOUNT, FUND DIVIDENDS GENERALLY DO NOT HAVE TAX CONSEQUENCES. Each fund's net investment income is distributed as dividends. If you are investing in a taxable account, the funds' dividends are taxable as ordinary income. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the funds seek to maintain a stable $1 share price.

AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS A FUND DECLARED DURING THE PREVIOUS CALENDAR YEAR. Schwab customers also receive information on dividends and transactions in their monthly account statements.

NOTES

NOTES

   TO LEARN MORE

   This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.

   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the funds, call Schwab Funds(R) at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus, SAI or an annual or semi-annual report.

   The SAI, the funds' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.



   SEC FILE NUMBERS

    Schwab Retirement Advantage
    Money Fund TM                             811-5954
    Schwab Retirement Money Fund(R)           811-5954




   REG13854FLD-07


SCHWAB RETIREMENT ADVANTAGE MONEY FUND TM

SCHWAB RETIREMENT MONEY FUND(R)

PROSPECTUS
April 30, 2005

                                                           [CHARLES SCHWAB LOGO]

   SCHWAB GOVERNMENT CASH RESERVES TM

                                                               SCHWAB FUNDS LOGO

   Prospectus
   April 30, 2005


   As with all mutual funds, the
   Securities and Exchange Commission
   (SEC) has not approved these securities
   or passed on whether the information in
   this prospectus is adequate and
   accurate. Anyone who indicates
   otherwise is committing a federal
   crime.                                                  [CHARLES SCHWAB LOGO]

SCHWAB GOVERNMENT CASH RESERVES TM



       ABOUT THE FUND

          Strategy.................................................    2

          Risks....................................................    3

          Performance..............................................    4

          Fund fees and expenses...................................    4

          Financial highlights.....................................    5

          Fund management..........................................    6

       INVESTING IN THE FUND

          Buying and selling shares................................    8

          Transaction policies.....................................   10

          Dividends and taxes......................................   11

SCHWAB GOVERNMENT CASH RESERVES TM
Ticker symbol: SWHXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN U.S. GOVERNMENT SECURITIES, SUCH AS:

- U.S. Treasury bills, notes and bonds

- other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac and Sallie Mae

- repurchase agreements

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Many of these policies are stricter than the federal regulations that apply to all money funds.

Under normal circumstances, the fund will invest at least 80% of its net assets in U.S. government securities including repurchase agreements; typically, the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

                        This fund is designed as a convenient sweep investment for the Schwab Access(R) account, and seeks current money market yields through a portfolio of U.S. government securities.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself. Although the risk of default with U.S. government securities is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.


THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE


Below are a chart and a table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Absent additional voluntary expense waivers by the investment adviser, the fund's total return would have been lower in 2004 and 2003. Keep in mind that future performance may differ from past performance.


ANNUAL TOTAL RETURNS (%) as of 12/31



[BAR CHART]


       4.28    5.33    3.08    0.68    0.08    0.36

        99      00      01      02      03      04

BEST QUARTER: 1.36% Q4 2000
WORST QUARTER: 0.01% Q4 2003


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/04


                                                                        Since
                                      1 year         5 years         inception 1
--------------------------------------------------------------------------------
FUND                                   0.36           1.88              2.54


1 Inception: 4/1/98.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                         None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                          0.38
Distribution (12b-1) fees                                                None
Other expenses                                                           1.02
                                                                        -------
Total annual operating expenses                                          1.40
Expense reduction                                                       (0.75)
                                                                        -------
NET OPERATING EXPENSES*                                                  0.65
                                                                        -------



* Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.65% through 4/29/06.


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
---------------------------------------------------------------------------------
       $66                  $369                 $694                $1,615


   Call toll-free 1-800-435-4000 for a current seven-day yield.

4  Schwab Government Cash Reserves TM

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's registered independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                         1/1/04-    1/1/03-    1/1/02-    1/1/01-    1/1/00-
                                                         12/31/04   12/31/03   12/31/02   12/31/01   12/31/00
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00       1.00       1.00       1.00       1.00
                                                         --------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.00 1     0.00 1     0.01       0.03       0.05
                                                         --------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.00) 1   (0.00) 1   (0.01)     (0.03)     (0.05)
                                                         --------------------------------------------------------------
Net asset value at end of period                            1.00       1.00       1.00       1.00       1.00
                                                         --------------------------------------------------------------
Total return (%)                                            0.36       0.08       0.68       3.08       5.33


RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    1.03 2     1.14 3     1.25       1.25       1.14 4
  Gross operating expenses                                  1.40       1.45       1.41       1.50       1.47
  Net investment income                                     0.35       0.08       0.67       2.99       5.24
Net assets, end of period ($ X 1,000,000)                    650        644        639        562        412



1 Per-share amount was less than $0.01.



2 In addition to the expense limit agreement in place, the investment adviser voluntarily reduced the fund's annualized operating expense ratio by an additional 0.13%.



3 In addition to the expense limit agreement in place, the investment adviser voluntarily reduced the fund's annualized operating expense ratio by an additional 0.11%.



4 The ratio of net operating expenses would have been 1.13% if certain non-routine expenses (proxy fees) had not been included.

                  FUND MANAGEMENT


The fund's investment adviser, Charles Schwab Investment Management, Inc., has nearly $140 billion under management.



                  The investment adviser for the fund is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R). The firm manages assets for more than six million shareholder accounts. (All figures on this page are as of 12/31/04.)



                  As the investment adviser, the firm oversees the asset management and administration of Schwab Government Cash Reserves TM. As compensation for these services, the firm receives a management fee from the fund. For the 12 months ended 12/31/04, the fee was 0.02% for the fund. This figure, which is expressed as a percentage of the fund's average daily net assets, represents the actual amount paid, including the effect of reductions.

                  INVESTING IN THE FUND

                  As a Schwab Funds(R) investor, you have a number of ways to do business with us.

                  On the following pages, you will find information on buying and selling shares using the method that is most convenient for you. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

BUYING SHARES

This fund is designed to be used as a sweep fund on your Schwab Access(R) Account. If you have chosen this fund as the default cash feature for your account, uninvested cash balances will be invested in the fund according to the terms and conditions of your account agreement. Similarly, when you use your account to make payments, shares of the fund will be sold to cover these transactions according to the terms and conditions of your account agreement.

For information on other types of Schwab accounts, call 1-800-435-4000 or visit www.schwab.com.

DEPOSITS TO YOUR SCHWAB ACCESS(R) ACCOUNT        SCHWAB BY PHONE TM
Schwab provides you several easy ways to         Call Schwab Access customer service at
deposit money into your account, including:      1-888-274-5738, day or night (for TDD
                                                 service, call 1-800-345-2550) to move money
DIRECT DEPOSIT                                   between Schwab accounts or to set up Direct
                                                 Deposits or Schwab MoneyLink.
INTERNET                                         Investment Manager clients contact your
Log in to www.schwab.com to move money           investment manager.
between Schwab accounts or accounts at
another financial institution using Schwab       MAIL
MoneyLink(R).                                    Use the mailing labels and deposit slips that
Clients of investment managers can access        come with your checks.
their accounts at www.schwaballiance.com.
                                                 IN PERSON
                                                 Visit the nearest Charles Schwab Investor
                                                 Center.

8  Investing in the fund

SELLING SHARES

For automatic sweep sales, see your account materials. Please be aware of the following policies:

- The fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- The fund reserves the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of the fund's assets, whichever is less. A shareholder may incur transaction expenses in converting these securities to cash.

--------------------------------------------------------------------------------
THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for the fund as a result of selling your shares.

- To change or waive the fund's investment minimums.

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------


TRANSACTION POLICIES

THE FUND IS OPEN FOR BUSINESS EACH DAY THAT BOTH THE NEW YORK STOCK EXCHANGE
(NYSE) AND THE FEDERAL RESERVE BANK OF NEW YORK (THE FED) ARE OPEN. The fund reserves the right to open for business on days the NYSE is closed but the Fed is open. The fund calculates its share price each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). The fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The fund seeks to maintain a stable NAV of $1.


Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than 10 a.m. Eastern time generally receive that day's dividend. Orders to buy that are accepted after 10 a.m. Eastern time generally will receive the next business day's dividend. Orders to sell or exchange shares that are accepted no later than 10 a.m. Eastern time generally don't receive that day's dividend, but those accepted after 10 a.m. Eastern time generally do.


The fund values its investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING


The fund's Board of Trustees has adopted polices and procedures with respect to frequent purchases and redemptions of fund shares. However, the fund is a money market fund and seeks to provide shareholders current income, liquidity, and a stable net asset value of $1.00 per share. In addition, the fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the fund's investments, and money market instruments in general, and the fund's intended purpose to serve as a short-term investment vehicle for shareholders, the fund does not monitor or limit shareholder purchases and redemptions of fund shares. However, the fund's policies and procedures do provide the fund with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.


THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED IN THE ADJACENT COLUMN.

10  Investing in the fund

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUND TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service web site at www.irs.gov.


AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS THE FUND EARNS. The fund distributes to its shareholders substantially all of its net investment income. The fund declares a dividend every business day, based on its determination of its net investment income. Sweep money funds may pay their dividends in cash or fund shares to shareholders' Schwab accounts on the 15th of each month (or next business day if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. The fund does not expect to distribute any capital gains.


YOUR FUND DIVIDENDS GENERALLY HAVE TAX CONSEQUENCES. The fund's net investment income is distributed as dividends and is taxable as ordinary income. Income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the fund seeks to maintain a stable $1 share price.

AT THE BEGINNING OF EVERY YEAR, THE FUND PROVIDES SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS THE FUND DECLARED DURING THE PREVIOUS CALENDAR YEAR. Schwab Access(R) Account customers also receive information on dividends and transactions in their monthly account statements.

NOTES

   TO LEARN MORE

   This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.

   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.

   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the fund, call Schwab Funds(R) at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus, SAI or an annual or semi-annual report.

   The SAI, the fund's annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.



   SEC FILE NUMBER

    Schwab Government Cash Reserves TM        811-5954





   REG13853FLD-06


SCHWAB GOVERNMENT CASH RESERVES TM

PROSPECTUS
April 30, 2005

                                                           [CHARLES SCHWAB LOGO]

   SCHWAB VALUE ADVANTAGE INVESTMENTS TM

                                                               SCHWAB FUNDS LOGO

   Prospectus
   April 30, 2005

   - Schwab Value Advantage Money Fund(R) -- Investor Shares
   - Schwab Municipal Money Fund TM -- Value Advantage Shares TM
   - Schwab California Municipal Money Fund TM -- Value Advantage Shares TM
   - Schwab New York Municipal Money Fund TM -- Value Advantage Shares TM

   As with all mutual funds, the
   Securities and Exchange Commission
   (SEC) has not approved these securities
   or passed on whether the information in
   this prospectus is adequate and
   accurate. Anyone who indicates
   otherwise is committing a federal
   crime.                                                  [CHARLES SCHWAB LOGO]

SCHWAB VALUE ADVANTAGE INVESTMENTS TM


       ABOUT THE FUNDS

         Schwab Value Advantage Money
         Fund(R) -- Investor Shares................................    2

         Schwab Municipal Money Fund TM --
         Value Advantage Shares TM ................................    6

         Schwab California Municipal Money
         Fund TM -- Value Advantage
         Shares TM ................................................   10

         Schwab New York Municipal Money
         Fund TM -- Value Advantage
         Shares TM ................................................   14

         Fund management...........................................   18

       INVESTING IN THE FUNDS

         Buying shares.............................................   20

         Selling/exchanging shares.................................   22

         Transaction policies......................................   23

         Dividends and taxes.......................................   24

                  ABOUT THE FUNDS

                  The Schwab Value Advantage Investments TM seek to provide competitive current yields while offering the liquidity and stability traditionally associated with money market mutual funds.


                  The Schwab Value Advantage Investments are designed to provide higher yields than Sweep Investments TM. In exchange for less frequent access and larger minimum investments, they offer lower fund operating expenses.



                  Dividends from the Schwab Municipal Money Fund TM and the state-specific funds are exempt from federal income tax.* Dividends from state-specific funds generally are exempt from the respective state's income tax as well.


                  * Some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
Ticker symbol Investor Shares: SWVXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS ISSUED BY U.S. AND FOREIGN ISSUERS, SUCH AS:

- commercial paper, including asset-backed commercial paper and promissory notes

- certificates of deposit and time deposits

- variable- and floating-rate debt securities

- bank notes and bankers' acceptances

- repurchase agreements

- obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and Sallie Mae (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

                      This fund is designed for investors interested in competitive money market returns.


RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself.


THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE

Below are a chart and table showing how the fund's Investor Shares performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]



       5.80    5.26    5.40    5.35    5.01    6.22    4.05    1.55    0.80    0.98

        95      96      97      98      99      00      01      02      03      04

BEST QUARTER: 1.60% Q4 2000
WORST QUARTER: 0.17% Q1 2004


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/04



                                                    1 year   5 years   10 years
--------------------------------------------------------------------------------
INVESTOR SHARES                                      0.98     2.70       4.02


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
-----------------------------------------------------------------------
                                                                None

ANNUAL OPERATING EXPENSES (% of average net assets)
-----------------------------------------------------------------------
Management fees                                                 0.33
Distribution (12b-1) fees                                       None
Other expenses                                                  0.23
                                                               -------
Total annual operating expenses                                 0.56
Expense reduction                                              (0.11)
                                                               -------
NET OPERATING EXPENSES*                                         0.45
                                                               -------



* Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.45% through 4/29/06.


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
--------------------------------------------------------------------------------
       $46                 $168                 $302                  $691


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

4  Schwab Value Advantage Money Fund(R)

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's registered independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).




                                            1/1/04-    1/1/03-    1/1/02-    1/1/01-    1/1/00-
INVESTOR SHARES                             12/31/04   12/31/03   12/31/02   12/31/01   12/31/00
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         1.00       1.00       1.00       1.00       1.00
                                            -----------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.01       0.01       0.02       0.04       0.06
                                            -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income        (0.01)     (0.01)     (0.02)     (0.04)     (0.06)
                                            -----------------------------------------------------------------
Net asset value at end of period               1.00       1.00       1.00       1.00       1.00
                                            -----------------------------------------------------------------
Total return (%)                               0.98       0.80       1.55       4.05       6.22

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                       0.45       0.45       0.45       0.43       0.41 1
  Gross operating expenses                     0.56       0.55       0.54       0.56       0.60
  Net investment income                        0.97       0.81       1.55       3.92       6.07
Net assets, end of period ($ X 1,000,000)    23,365     28,860     38,728     44,247     36,319



1 The ratio of net operating expenses would have been 0.40% if certain non-routine expenses (proxy fees) had not been included.

SCHWAB MUNICIPAL MONEY FUND TM
Ticker symbol Value Advantage Shares TM: SWTXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN MUNICIPAL MONEY MARKET SECURITIES FROM STATES AND MUNICIPAL AGENCIES AROUND THE COUNTRY AND FROM U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in private activity bonds and municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal income tax.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

                      This fund is designed for individuals in higher tax brackets who are seeking tax-exempt income.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

STATE AND REGIONAL FACTORS COULD AFFECT THE FUND'S PERFORMANCE. To the extent that the fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.


TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN PRIVATE ACTIVITY BONDS AND MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.


SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE

Below are a chart and table showing how the fund's Value Advantage Shares TM performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]


       3.14    3.32    3.14    2.91    3.75    2.45    1.12    0.68    0.81

        96      97      98      99      00      01      02      03      04

BEST QUARTER: 0.99% Q4 2000
WORST QUARTER: 0.12% Q3 2003


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/04


                                                                       Since
                                                 1 year   5 years   inception 1
--------------------------------------------------------------------------------
VALUE ADVANTAGE SHARES                            0.81     1.75         2.42


1 Inception: 7/7/95.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)



SHAREHOLDER FEES
-----------------------------------------------------------------------
                                                                None

ANNUAL OPERATING EXPENSES (% of average net assets)
-----------------------------------------------------------------------
Management fees                                                 0.35
Distribution (12b-1) fees                                       None
Other expenses                                                  0.23
                                                               -------
Total annual operating expenses                                 0.58
Expense reduction                                              (0.13)
                                                               -------
NET OPERATING EXPENSES*                                         0.45
                                                               -------



* Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.45% through 4/29/06.


Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
--------------------------------------------------------------------------------
       $46                 $173                 $311                  $713


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

8  Schwab Municipal Money Fund TM

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's registered independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                            1/1/04-    1/1/03-    1/1/02-    1/1/01-    1/1/00-
VALUE ADVANTAGE SHARES                      12/31/04   12/31/03   12/31/02   12/31/01   12/31/00
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        1.00       1.00       1.00       1.00       1.00
                                            -----------------------------------------------------------------
Income from investment operations:
  Net investment income                       0.01       0.01       0.01       0.02       0.04
                                            -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income       (0.01)     (0.01)     (0.01)     (0.02)     (0.04)
                                            -----------------------------------------------------------------
Net asset value at end of period              1.00       1.00       1.00       1.00       1.00
                                            -----------------------------------------------------------------
Total return (%)                              0.81       0.68       1.12       2.45       3.75

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                      0.45       0.45       0.45       0.45       0.46 1
  Gross operating expenses                    0.58       0.58       0.59       0.61       0.64
  Net investment income                       0.80       0.68       1.11       2.35       3.70
Net assets, end of period ($ X 1,000,000)    3,245      3,901      4,480      3,778      2,919



1 The ratio of net operating expenses would have been 0.45% if certain non-routine expenses (proxy fees) had not been included.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND TM
Ticker symbol Value Advantage Shares TM: SWKXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND CALIFORNIA PERSONAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM CALIFORNIA ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in private activity bonds and municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and California personal income tax.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

                      For California taxpayers, especially those in higher tax brackets who are seeking double tax-exempt income, this fund may be an appropriate investment.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.


THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF CALIFORNIA AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting the State of California and/or its municipalities. The possibility exists that a natural disaster, including an earthquake, could create a major dislocation of the California economy and significantly affect the ability of state and local governments to raise money to pay principal and interest on their municipal securities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.



TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN PRIVATE ACTIVITY BONDS AND MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.


SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE

Below are a chart and table showing how the fund's Value Advantage Shares TM performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]


       3.01    3.15    2.84    2.62    3.22    2.19    1.03    0.66    0.79

        96      97      98      99      00      01      02      03      04

BEST QUARTER: 0.86% Q4 2000
WORST QUARTER: 0.12% Q3 2003


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/04


                                                                       Since
                                                 1 year   5 years   inception 1
--------------------------------------------------------------------------------
VALUE ADVANTAGE SHARES                            0.79     1.57         2.20



1 Inception: 10/3/95.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
-----------------------------------------------------------------------
                                                                None

ANNUAL OPERATING EXPENSES (% of average net assets)
-----------------------------------------------------------------------
Management fees                                                 0.35
Distribution (12b-1) fees                                       None
Other expenses                                                  0.24
                                                               -------
Total annual operating expenses                                 0.59
Expense reduction                                              (0.14)
                                                               -------
NET OPERATING EXPENSES*                                         0.45
                                                               -------



* Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.45% through 4/29/06.


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
--------------------------------------------------------------------------------
       $46                 $175                 $315                  $725


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

12  Schwab California Municipal Money Fund TM

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's registered independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                            1/1/04-    1/1/03-    1/1/02-    1/1/01-    1/1/00-
VALUE ADVANTAGE SHARES                      12/31/04   12/31/03   12/31/02   12/31/01   12/31/00
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        1.00       1.00       1.00       1.00       1.00
                                            -----------------------------------------------------------------
Income from investment operations:
  Net investment income                       0.01       0.01       0.01       0.02       0.03
                                            -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income       (0.01)     (0.01)     (0.01)     (0.02)     (0.03)
                                            -----------------------------------------------------------------
Net asset value at end of period              1.00       1.00       1.00       1.00       1.00
                                            -----------------------------------------------------------------
Total return (%)                              0.79       0.66       1.03       2.19       3.22

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                      0.45       0.45       0.45       0.45       0.46 1
  Gross operating expenses                    0.59       0.59       0.59       0.61       0.63
  Net investment income                       0.78       0.65       1.03       2.11       3.20
Net assets, end of period ($ X 1,000,000)    2,825      3,061      3,081      2,563      2,170



1 The ratio of net operating expenses would have been 0.45% if certain non-routine expenses (proxy fees) had not been included.

SCHWAB NEW YORK MUNICIPAL MONEY FUND TM
Ticker symbol Value Advantage Shares TM: SWYXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND NEW YORK STATE AND LOCAL PERSONAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM NEW YORK ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in private activity bonds and municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and New York state personal income tax.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

                      For New York taxpayers, especially those in higher tax brackets who are seeking triple tax-exempt income, this fund may be an appropriate investment.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF NEW YORK AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.


TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN PRIVATE ACTIVITY BONDS AND MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.


SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE

Below are a chart and table showing how the fund's Value Advantage Shares TM performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]


       2.99    3.21    3.03    2.83    3.64    2.30    1.04    0.66    0.80

        96      97      98      99      00      01      02      03      04

BEST QUARTER: 0.96% Q4 2000
WORST QUARTER: 0.12% Q3 2003


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/04


                                                                       Since
                                                 1 year   5 years   inception 1
--------------------------------------------------------------------------------
VALUE ADVANTAGE SHARES                            0.80     1.68         2.33



1 Inception: 7/7/95.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
-----------------------------------------------------------------------
                                                                None

ANNUAL OPERATING EXPENSES (% of average net assets)
-----------------------------------------------------------------------
Management fees                                                 0.37
Distribution (12b-1) fees                                       None
Other expenses                                                  0.24
                                                               -------
Total annual operating expenses                                 0.61
Expense reduction                                              (0.16)
                                                               -------
NET OPERATING EXPENSES*                                         0.45
                                                               -------



* Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.45% through 4/29/06.


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
--------------------------------------------------------------------------------
       $46                 $179                 $324                  $747


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

16  Schwab New York Municipal Money Fund TM

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's registered independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                            1/1/04-    1/1/03-    1/1/02-    1/1/01-    1/1/00-
VALUE ADVANTAGE SHARES                      12/31/04   12/31/03   12/31/02   12/31/01   12/31/00
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        1.00       1.00       1.00       1.00       1.00
                                            -----------------------------------------------------------------
Income from investment operations:
  Net investment income                       0.01       0.01       0.01       0.02       0.04
                                            -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income       (0.01)     (0.01)     (0.01)     (0.02)     (0.04)
                                            -----------------------------------------------------------------
Net asset value at end of period              1.00       1.00       1.00       1.00       1.00
                                            -----------------------------------------------------------------
Total return (%)                              0.80       0.66       1.04       2.30       3.64

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                      0.45       0.45       0.45       0.45       0.46 1
  Gross operating expenses                    0.61       0.61       0.62       0.64       0.68
  Net investment income                       0.79       0.65       1.04       2.23       3.59
Net assets, end of period ($ X 1,000,000)      654        690        676        604        419



1 The ratio of net operating expenses would have been 0.45% if certain non-routine expenses (proxy fees) had not been included.

                  FUND MANAGEMENT


The funds' investment adviser, Charles Schwab Investment Management, Inc., has nearly $140 billion under management.



                  The investment adviser for the funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R). The firm manages assets for more than six million shareholder accounts. (All figures on this page are as of 12/31/04.)



                  As the investment adviser, the firm oversees the asset management and administration of the Schwab Value Advantage Investments TM. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/04, these fees were 0.22% for the Schwab Value Advantage Money Fund(R), 0.21% for the Schwab Municipal Money Fund TM, 0.22% for the Schwab California Municipal Money
                  Fund TM and 0.22% for the Schwab New York Municipal Money Fund TM. These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of reductions.

                  INVESTING IN THE FUNDS

                  As a Schwab Funds(R) investor, you have a number of ways to do business with us.

                  On the following pages, you will find information on buying, selling and exchanging shares using the method that is most convenient for you. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

--------------------------------------------------------------------------------
SPECIAL CONSIDERATIONS FOR SCHWAB ACCOUNTS

The fund shares offered in this prospectus are not sweep shares. Schwab may, but is not obligated to, redeem these shares without prior notification to you to satisfy negative balances in your Schwab account that may result from transactions in or charges to your account, if your Schwab account contains no cash assets, sweep shares, or margin credit balances.

Schwab may charge you a fee each time it elects to redeem these shares. Please refer to your Schwab account agreement for further information.
--------------------------------------------------------------------------------


BUYING SHARES


Shares of the fund may be purchased through a Schwab account or through broker/dealers, banks, investment professionals or other financial institutions, 401(k) plans or other employee benefit plans (financial intermediaries).



The information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with a fund's policies to buy, sell, and exchange shares of a fund.



If you are investing through a financial intermediary, including Schwab, the intermediary may impose additional or different conditions than the fund on purchases, redemptions or exchanges of fund shares. Some policy differences may include initial, subsequent and maintenance investment requirements, exchange policies, fund choices, cut-off time for investment and trading restrictions. Intermediaries may also independently establish and charge their customers transaction fees, account fees and other fees in addition to the fees charged by the fund. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Shareholders who are customers of financial intermediaries should consult their intermediaries for information regarding these conditions and fees. The fund is not responsible for the failure of financial intermediaries to carry out their responsibilities to their customers.


20  Investing in the funds

STEP 1

DECIDE HOW MUCH YOU WANT TO INVEST.

MINIMUM INITIAL          MINIMUM ADDITIONAL
INVESTMENT               INVESTMENTS              MINIMUM BALANCE
-------------------------------------------------------------------------
$25,000 ($15,000 for     $5,000 ($2,000 for IRA   $20,000 ($15,000 for
IRA and custodial        and custodial accounts)  IRA and custodial
accounts) 1                                       accounts)


The Value Advantage Money Fund and Municipal Money Fund each have more than one share class in addition to sweep shares, one of which is offered in this prospectus. Each share class has different minimum investments and different expenses. The Institutional Shares have lower expenses than Select Shares, which, in turn, have lower expenses than the Investor or Value Advantage
Shares TM. You may convert your Investor or Value Advantage Shares, which are offered in this prospectus, into Select Shares at any time if your account balance in the fund is at least $1,000,000. You may convert your Investor, Value Advantage or Select Shares into Institutional Shares at any time if your account balance in the fund is at least $3,000,000. You must contact Schwab or your financial intermediary to request an interclass exchange of your shares--conversion is not automatic. If you no longer meet the minimum balance requirement for your share class, the fund reserves the right to redeem your shares. Investment managers, including managers in Schwab Institutional, may aggregate the investments of their underlying customer accounts for purposes of meeting the minimum balance requirements. Not all share classes may be available through financial intermediaries other than Charles Schwab & Co., Inc.


STEP 2

CHOOSE AN OPTION FOR DIVIDENDS. The two options are described below. If you don't indicate a choice, you will receive the first option.

OPTION        FEATURES
-----------------------------------------------------------------------
REINVESTMENT  All dividends are invested automatically in shares of your fund.


CASH          You receive payment for all dividends.


STEP 3



PLACE YOUR ORDER. Use any method described on the following page. Make checks payable to Charles Schwab & Co., Inc.


1 Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.

--------------------------------------------------------------------------------
WHEN PLACING ORDERS

With every direct order to buy, sell or exchange shares you will need to include the following information:

- Your name or, for Internet orders, your account number/"Login ID."

- Your account number (for Schwab-Link transactions, include the master account and subaccount numbers) or, for Internet orders, your confidential password.

- The name and share class (if applicable) of the fund whose shares you want to buy or sell.

- The dollar amount you would like to buy, sell or exchange.

- When selling or exchanging shares by mail, be sure to include the signature of at least one of the persons whose name is on the account.

- For exchanges, the name and share class (if applicable) of the fund into which you want to exchange and the distribution option you prefer.

- When selling shares, how you would like to receive the proceeds.

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.
--------------------------------------------------------------------------------


SELLING/EXCHANGING SHARES

USE ANY OF THE METHODS DESCRIBED BELOW TO SELL SHARES OF A FUND.

When selling or exchanging shares, please be aware of the following policies:

- A fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- The funds reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less. A shareholder may incur transaction expenses in converting these securities to cash.

- Exchange orders are limited to other Schwab Funds(R) that are not Sweep Investments TM and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

- If you fail to maintain the required minimum balance, you may be charged a monthly $5 fee payable to Schwab.

METHODS FOR PLACING DIRECT ORDERS

INTERNET                                          MAIL
www.schwab.com                                    Write to Schwab Funds(R) at:
                                                  P.O. Box 3812
SCHWAB BY PHONE TM                                Englewood, CO 80155-3812
Automated voice service or speak with a
representative at 1-800-435-4000 (for TDD         IN PERSON
service, call 1-800-345-2550).                    Visit the nearest Charles Schwab Investor
                                                  Center.
SCHWABLINK(R)
Investment professionals should follow the
transaction instructions in the SchwabLink
manual; for technical assistance, call
1-800-367-5198.

You are automatically entitled to initiate transactions by the Internet or telephone. The funds and Schwab employ procedures to confirm the authenticity of Internet and telephone instructions. If the funds and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following Internet or telephone instructions that they reasonably believe to be genuine.


22  Investing in the funds

TRANSACTION POLICIES


THE FUNDS ARE OPEN FOR BUSINESS EACH DAY THAT BOTH THE NEW YORK STOCK EXCHANGE
(NYSE) AND THE FEDERAL RESERVE BANK OF NEW YORK (THE FED) ARE OPEN. The funds reserve the right to open for business on days the NYSE is closed but the Fed is open. The funds calculate their share prices each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.


Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than the close of a fund (generally 4 p.m. Eastern time) generally will receive the next business day's dividend. Orders to sell or exchange shares that are accepted and executed no later than the close of a fund on a given day generally will receive that day's dividend.

The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING


Each fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. However, the funds are money market funds and seek to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the funds are designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the funds' investments, and money market instruments in general, and the funds' intended purpose to serve as a short-term investment vehicle for shareholders, these funds do not monitor or limit shareholder purchases and redemptions of fund shares. However, the funds' policies and procedures do provide each fund with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.


THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED IN THE ADJACENT COLUMN.

--------------------------------------------------------------------------------
THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:


- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum.


- To materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To change or waive a fund's investment minimums.

- To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUNDS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service web site at www.irs.gov.


AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS YOUR FUND EARNS. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. The funds pay their dividends on the 15th of every month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. The funds do not expect to distribute any capital gains.


UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, FUND DIVIDENDS FROM THE VALUE ADVANTAGE MONEY FUND GENERALLY HAVE TAX CONSEQUENCES. Each fund's net investment income is distributed as dividends. The Value Advantage Money Fund dividends are taxable as ordinary income. The Municipal Money Fund's dividends typically are exempt from federal income tax, but are subject to state and local personal income taxes. Dividends from the state-specific funds typically are exempt from federal and the respective state's income taxes. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. Each fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the funds seek to maintain a stable $1 share price.

WHILE INTEREST FROM MUNICIPAL SECURITIES GENERALLY IS EXEMPT FROM FEDERAL INCOME TAX, some securities in which the funds may invest produce income that is subject to the federal alternative minimum tax (AMT). To the extent that a fund invests in these securities, shareholders who are subject to the AMT may have to pay this tax on some or all dividends received from that fund.

AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS A FUND DECLARED DURING THE PREVIOUS CALENDAR YEAR. Schwab customers also receive information on dividends and transactions in their monthly account statements.

24  Investing in the funds

NOTES

   TO LEARN MORE

   This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.

   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the funds, call Schwab Funds(R) at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus, SAI or an annual or semi-annual report.

   The SAI, the funds' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.



   SEC FILE NUMBER

    Schwab Value Advantage
    Investments TM                           811-5954



   REG13852FLT-06

SCHWAB VALUE ADVANTAGE INVESTMENTS TM

PROSPECTUS
April 30, 2005

                                                           [CHARLES SCHWAB LOGO]

   SCHWAB VALUE ADVANTAGE MONEY FUND
   INSTITUTIONAL SHARES AND SELECT SHARES(R)

                                                               SCHWAB FUNDS LOGO

   Prospectus
   April 30, 2005

   As with all mutual funds, the
   Securities and Exchange Commission
   (SEC) has not approved these securities
   or passed on whether the information in
   this prospectus is adequate and
   accurate. Anyone who indicates
   otherwise is committing a federal
   crime.                                                  [CHARLES SCHWAB LOGO]

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
INSTITUTIONAL SHARES AND SELECT SHARES(R)



       ABOUT THE FUND

         Strategy..................................................    2

         Risks.....................................................    3

         Performance...............................................    4

         Fund fees and expenses....................................    4

         Financial highlights......................................    5

         Fund management...........................................    6

       INVESTING IN THE FUND

         Buying shares.............................................    8

         Selling/exchanging shares.................................   10

         Transaction policies......................................   11

         Dividends and taxes.......................................   12

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
INSTITUTIONAL SHARES AND SELECT SHARES(R)
Ticker symbols  Institutional Shares: SWAXX  Select Shares(R): SWBXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS ISSUED BY U.S. AND FOREIGN ISSUERS, SUCH AS:

- commercial paper, including asset-backed commercial paper and promissory notes

- certificates of deposit and time deposits

- variable- and floating-rate debt securities

- bank notes and bankers' acceptances

- repurchase agreements

- obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and Sallie Mae (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

                        This fund is designed for investors interested in competitive money market returns.



RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself.


THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE


Below is a bar chart that shows the fund's Institutional Shares class performance (which varies from year to year) and how it averages out over time. Because the Select Shares(R) of the fund invest in the same portfolio of securities, returns for this class will be substantially similar to those of the Institutional Shares. Performance will be different only to the extent that the Select Shares have higher expenses. The table shows the performance of the fund's Institutional Shares and Select Shares. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.



ANNUAL TOTAL RETURNS (%) as of 12/31



INSTITUTIONAL SHARES


[BAR CHART]



        1.01    1.20

          03      04

BEST QUARTER: 0.44% Q4 2004
WORST QUARTER: 0.22% Q2 2004


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/04



                                                                         Since
                                                              1 year   inception
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                           1.20    1.20 1
SELECT SHARES                                                  1.09    0.98 2



1 Inception: 7/1/02.



2 Inception: 2/28/03.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor in the Institutional Shares or Select Shares classes. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)



                                                              INSTITUTIONAL  SELECT
SHAREHOLDER FEES                                                 SHARES      SHARES
-----------------------------------------------------------------------------------
                                                                  None        None

ANNUAL OPERATING EXPENSES (% of average net assets)
-----------------------------------------------------------------------------------
Management fees                                                   0.33        0.33
Distribution (12b-1) fees                                         None        None
Other expenses                                                    0.23        0.23
                                                                 ------------------
Total annual operating expenses                                   0.56        0.56
Expense reduction                                                (0.32)      (0.21)
                                                                 ------------------
NET OPERATING EXPENSES*                                           0.24        0.35
                                                                 ------------------



* Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Institutional Shares and Select Shares to 0.24% and 0.35%, respectively, through 4/29/06.


Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT



                            1 year        3 years        5 years        10 years
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES         $25           $147           $281           $671
SELECT SHARES(R)             $36           $158           $292           $681


   To obtain the current seven-day yield, clients of Investment Managers should contact their Investment Manager. Other clients should call 1-800-435-4000.

4  Schwab Value Advantage Money Fund(R)

FINANCIAL HIGHLIGHTS


This section provides further details about the financial history of the fund's Institutional Shares and Select Shares(R) for their period of operations. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's registered independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).




                                            1/1/04-    1/1/03-    7/1/02 1-
INSTITUTIONAL SHARES                        12/31/04   12/31/03    12/31/02
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         1.00       1.00        1.00
                                            -----------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.01       0.01        0.01
                                            -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income        (0.01)     (0.01)      (0.01)
                                            -----------------------------------------------------------------
Net asset value at end of period               1.00       1.00        1.00
                                            -----------------------------------------------------------------
Total return (%)                               1.20       1.01        0.81 2


RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                       0.24       0.24        0.24 3
  Gross operating expenses                     0.56       0.55        0.55 3
  Net investment income                        1.20       1.00        1.57 3
Net assets, end of period ($ X 1,000,000)     1,054        720         521




                                            1/1/04-    2/28/03 1-
SELECT SHARES(R)                            12/31/04    12/31/03
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         1.00        1.00
                                            -----------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.01        0.01
                                            -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income        (0.01)      (0.01)
                                            -----------------------------------------------------------------
Net asset value at end of period               1.00        1.00
                                            -----------------------------------------------------------------
Total return (%)                               1.09        0.72 2


RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                       0.35        0.35 3
  Gross operating expenses                     0.56        0.55 3
  Net investment income                        1.10        0.83 3
Net assets, end of period ($ X 1,000,000)     1,209       1,013



1 Commencement of operations.



2 Not annualized.



3 Annualized.

                  FUND MANAGEMENT


The fund's investment adviser, Charles Schwab Investment Management, Inc., has nearly $140 billion under management.



                  The investment adviser for the fund is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R). The firm manages assets for more than six million shareholder accounts. (All figures on this page are as of 12/31/04).



                  As the investment adviser, the firm oversees the asset management and administration of the fund. As compensation for these services, the firm receives a management fee from the fund. For the 12 months ended 12/31/04, the fee was 0.22% for the fund. This figure, which is expressed as a percentage of the fund's average daily net assets, represents the actual amounts paid, including the effects of reductions.

                  INVESTING IN THE FUND

                  As a Schwab Funds(R) investor, you have a number of ways to do business with us.

                  On the following pages, you will find information on buying, selling and exchanging shares using the method that is most convenient for you. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

--------------------------------------------------------------------------------
SPECIAL CONSIDERATIONS FOR SCHWAB ACCOUNTS

The fund shares offered in this prospectus are not sweep shares. Schwab may, but is not obligated to, redeem these shares without prior notification to you to satisfy negative balances in your Schwab account that may result from transactions in or charges to your account, if your Schwab account contains no cash assets, sweep shares, or margin credit balances.

Schwab may charge you a fee each time it elects to redeem these shares. Please refer to your Schwab account agreement for further information.
--------------------------------------------------------------------------------


BUYING SHARES


Shares of the fund may be purchased through a Schwab account or through broker/dealers, banks, investment professionals or other financial institutions, 401(k) plans or other employee benefit plans (financial intermediaries).



The information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with a fund's policies to buy, sell, and exchange shares of a fund.



If you are investing through a financial intermediary, including Schwab, the intermediary may impose additional or different conditions than the fund on purchases, redemptions or exchanges of fund shares. Some policy differences may include initial, subsequent and maintenance investment requirements, exchange policies, fund choices, cut-off time for investment and trading restrictions. Intermediaries may also independently establish and charge their customers transaction fees, account fees and other fees in addition to the fees charged by the fund. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Shareholders who are customers of financial intermediaries should consult their intermediaries for information regarding these conditions and fees. The fund is not responsible for the failure of financial intermediaries to carry out their responsibilities to their customers.


8  Investing in the fund

STEP 1


CHOOSE A SHARE CLASS. Your choice may depend on the amount of your investment. The fund has more than one share class, two of which are offered in this prospectus. Each share class has different minimum investments and different expenses. The Institutional Shares have lower expenses than Select Shares, which, in turn, have lower expenses than the Investor Shares, which are not offered in this prospectus. You may convert your Investor Shares into Select Shares at any time if your account balance in the fund is at least $1,000,000. You may convert your Investor or Select Shares into Institutional Shares at any time if your account balance in the fund is at least $3,000,000. You must contact Schwab or your financial intermediary to request an interclass exchange of your shares--conversion is not automatic. Not all share classes may be available through financial intermediaries other than Charles Schwab & Co., Inc.




                                           MINIMUM
                       MINIMUM INITIAL     ADDITIONAL
                       INVESTMENT          INVESTMENT        MINIMUM BALANCE
------------------------------------------------------------------------------
SELECT SHARES          $1,000,000          $1                $1,000,000


INSTITUTIONAL SHARES   $3,000,000          $10,000           $3,000,000



For Institutional Shares, the minimum additional investment for investment managers, including managers in Schwab Institutional, is $1.


STEP 2

CHOOSE AN OPTION FOR DIVIDENDS. The two options are described below. If you don't indicate a choice, you will receive the first option.

OPTION                 FEATURES
---------------------------------------------------------------------------
REINVESTMENT           All dividends are invested automatically in shares
                       of the fund.


CASH                   You receive payment for all dividends.

STEP 3

PLACE YOUR ORDER. Use any method described on the next page. Make checks payable to Charles Schwab & Co., Inc.

--------------------------------------------------------------------------------
WHEN PLACING ORDERS

With every direct order to buy, sell or exchange shares you will need to include the following information:

- Your name.

- Your account number (for SchwabLink transactions, Investment Managers must include the master account and subaccount numbers).

- The name and share class (if applicable) of the fund whose shares you want to buy or sell.

- The dollar amount or number of shares you would like to buy, sell or exchange.

- When selling or exchanging shares via mail or fax, be sure to include the signature of at least one of the persons who is authorized to trade (either an account holder or authorized Investment Manager).

- For exchanges, the name and share class (if applicable) of the fund into which you want to exchange and the distribution option you prefer.

- When selling shares, how you would like to receive the proceeds. Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.
--------------------------------------------------------------------------------


SELLING/EXCHANGING SHARES

USE ANY OF THE METHODS DESCRIBED BELOW TO SELL SHARES OF THE FUND.

When selling or exchanging shares, please be aware of the following policies:

- The fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- The fund reserves the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of the fund's assets, whichever is less. A shareholder may incur transaction expenses in converting these securities to cash.


- Exchange orders are limited to other Schwab Funds(R) that are not Sweep Investments(R) as well as variable NAV funds and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.


- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

METHODS FOR PLACING DIRECT ORDERS

CLIENTS OF INVESTMENT MANAGERS                    OTHER INVESTORS

PHONE                                             SCHWAB BY PHONE TM
If you are investing through an Investment        Automated Voice service or speak with a
Manager, contact your manager directly. If        representative at 1-800-435-4000 (for TDD
you do not have an Investment Manager,            service, call 1-800-345-2550).
call 1-800-979-9004 for assistance.
                                                  IN PERSON
SCHWABLINK(R)                                     Visit the nearest Charles Schwab Investor Center.
Investment professionals should follow the
transaction instructions in the SchwabLink        MAIL
manual; for trading assistance, call              Write to Schwab Funds(R) at:
1-800-367-5198                                    P.O. Box 3812
                                                  Englewood, CO 80155-3812
MAIL
Write to Schwab Funds(R) at:
P.O. Box 3812
Englewood, CO 80155-3812


You are automatically entitled to initiate transactions by telephone. The fund and Schwab employ procedures to confirm the authenticity of telephone instructions. If the fund and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following telephone instructions that they reasonably believe to be genuine.


10  Investing in the fund

TRANSACTION POLICIES


THE FUND IS OPEN FOR BUSINESS EACH DAY THAT BOTH THE NEW YORK STOCK EXCHANGE
(NYSE) AND THE FEDERAL RESERVE BANK OF NEW YORK (THE FED) ARE OPEN. The fund reserves the right to open for business on days the NYSE is closed but the Fed is open. The fund calculates its share price each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). The fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The fund seeks to maintain a stable NAV of $1.


Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than the close of the fund (generally 4 p.m. Eastern time) generally will receive the next business day's dividend. Orders to sell or exchange shares that are accepted and executed no later than the close of the fund on a given day generally will receive that day's dividend.

The fund values its investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING


The fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. However, the fund is a money market fund and seeks to provide shareholders current income, liquidity, and a stable net asset value of $1.00 per share. In addition, the fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the fund's investments, and money market instruments in general, and the fund's intended purpose to serve as a short-term investment vehicle for shareholders, the fund does not monitor or limit shareholder purchases and redemptions of fund shares. However, the fund's policies and procedures do provide the fund with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.


THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS, REGARDING TRANSACTION POLICIES, AS DETAILED IN THE ADJACENT COLUMN.

--------------------------------------------------------------------------------
THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares if the account they are held in is closed for any reason.


- To automatically redeem your shares if your balance falls below the maintenance minimum. Owners of Select Shares(R) must keep a minimum balance of $1 million. Owners of Institutional Shares must keep a minimum balance of $3 million.


- To materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To change or waive the fund's investment minimums.

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUND TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service web site at www.irs.gov.


AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS THE FUND EARNS. The fund distributes to its shareholders substantially all of its net investment income. The fund declares a dividend every business day, based on its determination of its net investment income. The fund pays its dividends on the 15th of every month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. The fund does not expect to distribute any capital gains.


UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, FUND DIVIDENDS GENERALLY HAVE TAX CONSEQUENCES. The fund's net investment income is distributed as dividends. The fund's dividends are taxable as ordinary income. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the fund seeks to maintain a stable $1 share price.

AT THE BEGINNING OF EVERY YEAR, THE FUND PROVIDES SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS THE FUND DECLARED DURING THE PREVIOUS CALENDAR YEAR. Schwab customers also receive information on dividends and transactions in their monthly account statements.

12  Investing in the fund

NOTES

   TO LEARN MORE

   This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.

   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.

   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the fund, call Schwab Funds(R) at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus, SAI or an annual or semi-annual report.

   The SAI, the fund's annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.



   SEC FILE NUMBER

    Schwab Value Advantage Money Fund(R)
    Institutional Shares and Select
    Shares(R)                                    811-5954





   REG23606FLD-05


SCHWAB VALUE ADVANTAGE MONEY FUND(R)
INSTITUTIONAL SHARES AND SELECT SHARES(R)

PROSPECTUS
April 30, 2005

                                                           [CHARLES SCHWAB LOGO]

   SCHWAB MONEY FUNDS
   SWEEP INVESTMENTS(R)

                                                               SCHWAB FUNDS LOGO

   Prospectus
   April 30, 2005

   - Schwab Money Market Fund TM
   - Schwab Government Money Fund TM
   - Schwab U.S. Treasury Money Fund TM

   As with all mutual funds, the
   Securities and Exchange Commission
   (SEC) has not approved these securities
   or passed on whether the information in
   this prospectus is adequate and
   accurate. Anyone who indicates
   otherwise is committing a federal
   crime.                                                  [CHARLES SCHWAB LOGO]

SCHWAB MONEY FUNDS
SWEEP INVESTMENTS(R)


       ABOUT THE FUNDS

          Schwab Money Market Fund TM..............................    2

          Schwab Government Money Fund TM..........................    6

          Schwab U.S. Treasury Money Fund TM.......................   10

          Fund management..........................................   14

       INVESTING IN THE FUNDS

          Buying/selling shares....................................   16

          Selling/exchanging shares................................   17

          Transaction policies.....................................   18

          Dividends and taxes......................................   19

                  ABOUT THE FUNDS

                  The Schwab Money Funds seek to provide competitive current yields while offering the liquidity, stability and convenience traditionally associated with money market mutual funds.

                  All of the funds invest exclusively in money market investments. The Schwab Money Market Fund TM has greater investment risk but higher yield potential than the Schwab Government Money Fund TM, which in turn has greater investment risk but potentially higher yields than the Schwab U.S. Treasury Money Fund TM. This last fund offers the highest degree of safety but the lowest potential yield of the Schwab Money Funds.

                  The funds are designed for use as Sweep Investments TM, in conjunction with certain Schwab accounts. Customers who qualify can designate one of these funds as their account's sweep fund.

SCHWAB MONEY MARKET FUND TM
Ticker symbol: SWMXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS ISSUED BY U.S. AND FOREIGN ISSUERS, SUCH AS:

- commercial paper, including asset-backed commercial paper and promissory notes

- certificates of deposit and time deposits

- variable- and floating-rate debt securities

- bank notes and bankers' acceptances

- repurchase agreements

- obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and Sallie Mae (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

                        This fund is designed for investors interested in competitive money market returns.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself.


THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


ANNUAL TOTAL RETURNS (%) as of 12/31


[BAR CHART]


       5.41    4.91    5.04    4.99    4.64    5.84    3.73    1.23    0.50    0.68

        95      96      97      98      99      00      01      02      03      04

BEST QUARTER: 1.51% Q4 2000
WORST QUARTER: 0.09% Q4 2003


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/04


                                                    1 year   5 years   10 years
-------------------------------------------------------------------------------
FUND                                                 0.68     2.38       3.68


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                         None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                          0.31
Distribution (12b-1) fees                                                None
Other expenses                                                           0.47
                                                                        -------
Total annual operating expenses                                          0.78
Expense reduction                                                       (0.04)
                                                                        -------
NET OPERATING EXPENSES*                                                  0.74
                                                                        -------



* Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.74% through 12/31/05. Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.73% for the period 1/1/06 through 12/31/06.


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
-------------------------------------------------------------------------------
       $76                  $245                 $429                 $962


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

4  Schwab Money Market Fund TM

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's registered independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                            1/1/04-    1/1/03-    1/1/02-    1/1/01-    1/1/00-
                                            12/31/04   12/31/03   12/31/02   12/31/01   12/31/00
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         1.00       1.00       1.00       1.00       1.00
                                            -----------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.01       0.01       0.01       0.04       0.06
                                            -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income        (0.01)     (0.01)     (0.01)     (0.04)     (0.06)
                                            -----------------------------------------------------------------
Net asset value at end of period               1.00       1.00       1.00       1.00       1.00
                                            -----------------------------------------------------------------
Total return (%)                               0.68       0.50       1.23       3.73       5.84

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
  Net operating expenses                       0.75       0.75       0.75       0.75       0.76 1
  Gross operating expenses                     0.78       0.78       0.78       0.79       0.81
  Net investment income                        0.67       0.50       1.22       3.63       5.70
Net assets, end of period ($ X 1,000,000)    44,023     49,079     51,063     49,116     41,823



1 The ratio of net operating expenses would have been 0.75% if certain non-routine expenses (proxy fees) had not been included.

SCHWAB GOVERNMENT MONEY FUND TM
Ticker symbol:  SWGXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN U.S. GOVERNMENT SECURITIES, SUCH AS:

- U.S. Treasury bills, notes and bonds

- other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac and Sallie Mae

- repurchase agreements

Under normal circumstances, the fund will invest at least 80% of its net assets in U.S. government securities including repurchase agreements; typically, the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

                        This fund is designed for investors looking for competitive money market returns provided by a portfolio of U.S. government securities.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself. Although the risk of default with U.S. government securities is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.


THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


ANNUAL TOTAL RETURNS (%) as of 12/31


[BAR CHART]


       5.34    4.83    4.95    4.88    4.50    5.69    3.63    1.20    0.48    0.65

        95      96      97      98      99      00      01      02      03      04

BEST QUARTER: 1.48% Q4 2000
WORST QUARTER: 0.09% Q2 2004


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/04


                                                    1 year   5 years   10 years
-------------------------------------------------------------------------------
FUND                                                 0.65     2.31       3.60


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                         None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                          0.36
Distribution (12b-1) fees                                                None
Other expenses                                                           0.47
                                                                        -------
Total annual operating expenses                                          0.83
Expense reduction                                                       (0.08)
                                                                        -------
NET OPERATING EXPENSES*                                                  0.75
                                                                        -------



* Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.75% through 4/29/06.


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
---------------------------------------------------------------------------------
       $77                  $257                 $453                $1,018


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

8  Schwab Government Money Fund TM

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's registered independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                            1/1/04-    1/1/03-    1/1/02-    1/1/01-    1/1/00-
                                            12/31/04   12/31/03   12/31/02   12/31/01   12/31/00
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        1.00       1.00       1.00       1.00       1.00
                                            -----------------------------------------------------------------
Income from investment operations:
  Net investment income                       0.01       0.00 1     0.01       0.04       0.06
                                            -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income       (0.01)     (0.00) 1   (0.01)     (0.04)     (0.06)
                                            -----------------------------------------------------------------
Net asset value at end of period              1.00       1.00       1.00       1.00       1.00
                                            -----------------------------------------------------------------
Total return (%)                              0.65       0.48       1.20       3.63       5.69

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                      0.75       0.75       0.75       0.75       0.76 2
  Gross operating expenses                    0.83       0.83       0.83       0.84       0.85
  Net investment income                       0.64       0.49       1.19       3.52       5.54
Net assets, end of period ($ X 1,000,000)    2,535      2,838      3,092      3,054      2,509



1 Per-share amount was less than $0.01.



2 The ratio of net operating expenses would have been 0.75% if certain non-routine expenses (proxy fees) had not been included.

SCHWAB U.S. TREASURY MONEY FUND TM
Ticker symbol:  SWUXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND TYPICALLY INVESTS EXCLUSIVELY IN SECURITIES BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT. Under normal circumstances, the fund will invest at least 80% of its net assets in U.S. Treasury securities; including bills, notes, and bonds. The fund will notify its shareholders at least 60 days before changing this policy. The full faith and credit backing is the strongest backing offered by the U.S. government, and traditionally is considered by investors to be the highest degree of safety as far as the payment of principal and interest.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. By limiting its portfolio to full faith and credit U.S. government investments, the fund seeks to provide maximum safety as to its assets. The fund is distinct from certain other types of government money funds in that, for tax and credit quality reasons, it does not invest in repurchase agreements. The manager may adjust the fund's average maturity based on current and anticipated changes in interest rates. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

Because the income from U.S. Treasury securities is exempt from state and local income taxes, the fund generally expects that the dividends it pays will be exempt from those taxes as well. (Dividends still will be subject to federal income tax.) However, during unusual market conditions, the fund may make investments that are not exempt from state and local income taxes as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

                        With substantially all of its portfolio of securities backed by the full faith and credit of the U.S. government, this fund is designed to provide investors with the highest degree of safety of all the Schwab Money Funds, as well as current money market returns.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Government guarantees on securities the fund owns do not extend to the shares of the fund itself. Although the risk of default with U.S. Treasury securities is considered extremely unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


ANNUAL TOTAL RETURNS (%) as of 12/31


[BAR CHART]


       5.25    4.77    4.85    4.69    4.25    5.40    3.61    1.15    0.49    0.62

        95      96      97      98      99      00      01      02      03      04

BEST QUARTER: 1.42% Q4 2000
WORST QUARTER: 0.09% Q1 2004


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/04


                                                    1 year   5 years   10 years
-------------------------------------------------------------------------------
FUND                                                 0.62     2.24       3.49


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                         None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                          0.36
Distribution (12b-1) fees                                                None
Other expenses                                                           0.46
                                                                        -------
Total annual operating expenses                                          0.82
Expense reduction                                                       (0.17)
                                                                        -------
NET OPERATING EXPENSES*                                                  0.65
                                                                        -------



* Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.65% through 4/29/06.


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
---------------------------------------------------------------------------------
       $66                  $245                 $438                 $998


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

12  Schwab U.S. Treasury Money Fund TM

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's registered independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                            1/1/04-    1/1/03-    1/1/02-    1/1/01-    1/1/00-
                                            12/31/04   12/31/03   12/31/02   12/31/01   12/31/00
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        1.00       1.00       1.00       1.00       1.00
                                            -----------------------------------------------------------------
Income from investment operations:
  Net investment income                       0.01       0.00 1     0.01       0.04       0.05
                                            -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income       (0.01)     (0.00) 1   (0.01)     (0.04)     (0.05)
                                            -----------------------------------------------------------------
Net asset value at end of period              1.00       1.00       1.00       1.00       1.00
                                            -----------------------------------------------------------------
Total return (%)                              0.62       0.49       1.15       3.61       5.40

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
  Net operating expenses                      0.65       0.65       0.65       0.65       0.66 2
  Gross operating expenses                    0.82       0.82       0.82       0.84       0.85
  Net investment income                       0.61       0.49       1.15       3.44       5.27
Net assets, end of period ($ X 1,000,000)    3,811      4,046      4,323      4,042      2,750



1 Per-share amount was less than $0.01.



2 The ratio of net operating expenses would have been 0.65% if certain non-routine expenses (proxy fees) had not been included.

                  FUND MANAGEMENT


The funds' investment adviser, Charles Schwab Investment Management, Inc., has nearly $140 billion under management.



                  The investment adviser for the funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R). The firm manages assets for more than six million shareholder accounts. (All figures on this page are as of 12/31/04).



                  As the investment adviser, the firm oversees the asset management and administration of the Schwab Money Funds. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/04, these fees were 0.28% for the Schwab Money Market Fund TM, 0.28% for the Schwab Government Money Fund TM and 0.18% for the Schwab U.S. Treasury Money Fund TM. These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of reductions.

                  INVESTING IN THE FUNDS

                  As a Schwab Funds(R) investor, you have a number of ways to do business with us.

                  On the following pages, you will find information on buying, selling and exchanging shares. Helpful information on taxes is included as well.

BUYING/SELLING SHARES

The information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with the funds' policies, to buy, sell and exchange shares of the funds. These funds are designed for use in conjunction with certain Schwab accounts, subject to the eligibility terms and conditions of your account agreement, as amended from time to time.

When you designate one of these funds as the sweep fund on your Schwab account, your uninvested cash balances will be invested in the fund according to the terms and conditions of your sweep account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of your sweep fund will be sold to cover these transactions according to the terms and conditions of your account agreement.

For more information on Schwab accounts, call 1-800-435-4000 or visit www.schwab.com.

16  Investing in the funds

SELLING/EXCHANGING SHARES

WHEN SELLING OR EXCHANGING SHARES, PLEASE BE AWARE OF THE FOLLOWING POLICIES:

- A fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- The funds reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less. A shareholder may incur transaction expenses in converting these securities in cash.

- Exchange orders are limited to other Schwab Sweep Investments and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

You are automatically entitled to initiate transactions by telephone. The funds and Schwab employ procedures to confirm the authenticity of telephone instructions. If the funds and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following telephone instructions that they reasonably believe to be genuine.

--------------------------------------------------------------------------------
WHEN PLACING ORDERS

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for a fund as a result of selling or exchanging your shares.

- To materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To change or waive a fund's investment minimums.

- To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------


TRANSACTION POLICIES

THE FUNDS ARE OPEN FOR BUSINESS EACH DAY THAT BOTH THE NEW YORK STOCK EXCHANGE
(NYSE) AND THE FEDERAL RESERVE BANK OF NEW YORK (THE FED) ARE OPEN. The funds reserve the right to open for business on days the NYSE is closed but the Fed is open. The funds calculate their share prices each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.

Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than 10 a.m. Eastern time generally receive that day's dividend. Orders to buy that are accepted after 10 a.m. Eastern time generally will receive the next business day's dividend. Orders to sell or exchange shares that are accepted no later than 10 a.m. Eastern time generally don't receive that day's dividend, but those accepted after 10 a.m. generally do.

The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING


Each fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. However, the funds are money market funds and seek to provide shareholders current income, liquidity, and a stable net asset value of $1.00 per share. In addition, the funds are designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the funds' investments, and money market instruments in general, and the funds' intended purpose to serve as a short-term investment vehicle for shareholders, these funds do not monitor or limit shareholder purchases and redemptions of fund shares. However, the funds' policies and procedures do provide each fund with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.


THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED IN THE ADJACENT COLUMN.

18  Investing in the funds

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUNDS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service web site at www.irs.gov.


AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS YOUR FUND EARNS. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. Sweep money funds may pay their dividends in cash or fund shares to shareholders' Schwab accounts on the 15th of each month (or next business day if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. The funds do not expect to distribute any capital gains.


UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, YOUR FUND DIVIDENDS GENERALLY HAVE TAX CONSEQUENCES. Each fund's net investment income is distributed as dividends and is taxable as ordinary income. Dividends paid by the U.S. Treasury Money Fund are subject to federal income tax but typically are exempt from any state and local personal income taxes. Income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the funds seek to maintain a stable $1 share price.

AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS A FUND DECLARED DURING THE PREVIOUS CALENDAR YEAR. Schwab customers also receive information on dividends and transactions in their monthly account statements.

NOTES

NOTES

   TO LEARN MORE

   This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.

   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the funds, call Schwab Funds(R) at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus, SAI or an annual or semi-annual report.

   The SAI, the funds' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.



   SEC FILE NUMBER

    Schwab Money Funds
    Sweep Investments(R)                      811-5954





   REG13850FLD-06


SCHWAB MONEY FUNDS SWEEP INVESTMENTS(R)

PROSPECTUS
April 30, 2005

                                                           [CHARLES SCHWAB LOGO]

   SCHWAB MUNICIPAL MONEY FUND TM

                                                               SCHWAB FUNDS LOGO

   Prospectus
   April 30, 2005

   - Institutional Shares and Select Shares(R)

   As with all mutual funds, the
   Securities and Exchange Commission
   (SEC) has not approved these securities
   or passed on whether the information in
   this prospectus is adequate and
   accurate. Anyone who indicates
   otherwise is committing a federal
   crime.                                                  [CHARLES SCHWAB LOGO]

SCHWAB MUNICIPAL MONEY FUND TM
INSTITUTIONAL SHARES AND SELECT SHARES


       ABOUT THE FUND

         Strategy..........................................................    2

         Risks.............................................................    3

         Performance.......................................................    4

         Fund fees and expenses............................................    4

         Financial highlights..............................................    5

         Fund management...................................................    6

       INVESTING IN THE FUND

         Buying shares.....................................................    8

         Selling/exchanging shares.........................................   10

         Transaction policies..............................................   11

         Dividends and taxes...............................................   12

SCHWAB MUNICIPAL MONEY FUND TM
TICKER SYMBOLS Institutional Shares: SWOXX Select Shares(R): SWLXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND THAT IS EXEMPT FROM FEDERAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN MUNICIPAL MONEY MARKET SECURITIES FROM STATES AND MUNICIPAL AGENCIES AROUND THE COUNTRY AND FROM U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in private activity bonds and municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal income tax.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

                        This fund is designed for individuals in higher tax brackets who are seeking tax-exempt income.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

STATE AND REGIONAL FACTORS COULD AFFECT THE FUND'S PERFORMANCE. To the extent that the fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.


TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN PRIVATE ACTIVITY BONDS AND MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.


SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE


Below is a bar chart that shows the fund's Select Shares class performance (which varies from year to year). The table shows the performance of the fund's Select Shares and Institutional Shares and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]


SELECT SHARES



       0.92

        04

BEST QUARTER: 0.33% Q4 2004
WORST QUARTER: 0.17% Q1 2004


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/04


                                                                       Since
                                                           1 year   inception 1
--------------------------------------------------------------------------------
SELECT SHARES                                               0.92        0.83
INSTITUTIONAL SHARES                                        1.03        0.93



1 Inception 6/2/03.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


                                                               SELECT    INSTITUTIONAL
SHAREHOLDER FEES                                              SHARES(R)     SHARES
--------------------------------------------------------------------------------------
                                                                None         None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------------
Management fees                                                 0.35         0.35
Distribution (12b-1) fees                                       None         None
Other expenses                                                  0.23         0.23
                                                              ----------------------
Total annual operating expenses                                 0.58         0.58
Expense reduction                                              (0.23)       (0.34)
                                                              ----------------------
NET OPERATING EXPENSES*                                         0.35         0.24
                                                              ----------------------



* Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Select Shares and Institutional Shares to 0.35% and 0.24%, respectively, through 4/29/06.


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


                                           1 year   3 years   5 years   10 years
--------------------------------------------------------------------------------
SELECT SHARES(R)                            $36      $163      $301       $704
INSTITUTIONAL SHARES                        $25      $152      $290       $693


   To obtain the current seven-day yield, clients of Investment Managers should contact their Investment Manager. Other clients should call 1-800-435-4000.

4  Schwab Municipal Money Fund TM

FINANCIAL HIGHLIGHTS


This section provides further details about the financial history of the fund's Select Shares(R) and Institutional Shares for their period of operations. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's registered independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).






                                            1/1/04-    6/2/03 1-
SELECT SHARES                               12/31/04    12/31/03
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        1.00         1.00
                                            -----------------------------------------------------------------
Income from investment operations:
  Net investment income                       0.01        (0.00) 2
                                            -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income       (0.01)       (0.00) 2
                                            -----------------------------------------------------------------
Net asset value at end of period              1.00         1.00
                                            -----------------------------------------------------------------
Total return (%)                              0.92         0.39 3


RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                      0.35         0.35 4
  Gross operating expenses                    0.58         0.58 4
  Net investment income                       0.93         0.68 4
Net assets, end of period ($ X 1,000,000)      727          474



                                            1/1/04-    6/2/03 1-
INSTITUTIONAL SHARES                        12/31/04    12/31/03
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         1.00        1.00
Income from investment operations:
  Net investment income                        0.01       (0.00) 2
                                            -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income        (0.01)      (0.00) 2
                                            -----------------------------------------------------------------
Net asset value at end of period               1.00        1.00
                                            -----------------------------------------------------------------
Total return (%)                               1.03        0.45 3


RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                       0.24        0.24 4
  Gross operating expenses                     0.58        0.58 4
  Net investment income                        1.08        0.80 4
Net assets, end of period ($ X 1,000,000)     1,459         718



1 Commencement of operations.



2 Per-share amount was less than $0.01.



3 Not annualized.



4 Annualized.

                  FUND MANAGEMENT


The fund's investment adviser, Charles Schwab Investment Management, Inc., has nearly $140 billion under management.



                  The investment adviser for the fund is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R). The firm manages assets for more than six million shareholder accounts. (All figures on this page are as of 12/31/04).



                  As the investment adviser, the firm oversees the asset management and administration of the Schwab Municipal Money Fund TM. As compensation for these services, the firm receives a management fee from the fund. For the 12 months ended 12/31/04, this fee was 0.21% for the fund. This figure, which is expressed as a percentage of the fund's average daily net assets, represents the actual amounts paid, including the effects of a reduction.

                  INVESTING IN THE FUND


                  As a Schwab Funds(R) investor, you have a number of ways to do business with us.


                  On the following pages, you will find information on buying, selling and exchanging shares using the method that is most convenient for you. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

--------------------------------------------------------------------------------
SPECIAL CONSIDERATIONS FOR SCHWAB ACCOUNTS

The fund shares offered in this prospectus are not sweep shares. Schwab may, but is not obligated to, redeem these shares without prior notification to you to satisfy negative balances in your Schwab account that may result from transactions in or charges to your account, if your Schwab account contains no cash assets, sweep shares, or margin credit balances.

Schwab may charge you a fee each time it elects to redeem these shares. Please refer to your Schwab account agreement for further information.
--------------------------------------------------------------------------------


BUYING SHARES


Shares of the fund may be purchased through a Schwab account or through broker/dealers, banks, investment professionals or other financial institutions, 401(k) plans or other employee benefit plans (financial intermediaries).



The information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with a fund's policies to buy, sell, and exchange shares of a fund.



If you are investing through a financial intermediary, including Schwab, the intermediary may impose additional or different conditions than the fund on purchases, redemptions or exchanges of fund shares. Some policy differences may include initial, subsequent and maintenance investment requirements, exchange policies, fund choices, cut-off time for investment and trading restrictions. Intermediaries may also independently establish and charge their customers transaction fees, account fees and other fees in addition to the fees charged by the fund. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Shareholders who are customers of financial intermediaries should consult their intermediaries for information regarding these conditions and fees. The fund is not responsible for the failure of financial intermediaries to carry out their responsibilities to their customers.


8  Investing in the fund

STEP 1


CHOOSE A SHARE CLASS. Your choice may depend on the amount of your investment. The fund has more than one share class, two of which are offered in this prospectus. Each share class has different minimum investments and different expenses. The Institutional Shares have lower expenses than Select Shares, which, in turn, have lower expenses than the Value Advantage Shares, which are not offered in this prospectus. You may convert your Value Advantage Shares into Select Shares at any time if your account balance in the fund is at least $1,000,000. You may convert your Value Advantage or Select Shares into Institutional Shares at any time if your account balance in the fund is at least $3,000,000. You must contact Schwab or your financial intermediary to request an interclass exchange of your shares--conversion is not automatic. Not all share classes may be available through financial intermediaries other than Charles Schwab & Co., Inc.



MINIMUM INITIAL          MINIMUM ADDITIONAL
INVESTMENT               INVESTMENTS              MINIMUM BALANCE
-------------------------------------------------------------------------
SELECT SHARES(R)
  $1,000,000             $1                       $1,000,000


INSTITUTIONAL SHARES
  $3,000,000             $1                       $3,000,000



STEP 2


CHOOSE AN OPTION FOR DIVIDENDS. The two options are described below. If you don't indicate a choice, you will receive the first option.

OPTION                               FEATURES
------------------------------------------------------------------------
REINVESTMENT                         All dividends are invested
                                     automatically in shares of the
                                     fund.


CASH                                 You receive payment for all
                                     dividends.

--------------------------------------------------------------------------------
WHEN PLACING ORDERS

With every direct order to buy, sell or exchange shares you will need to include the following information:

- Your name.

- Your account number (for SchwabLink transactions, Investment Managers must include the master account and subaccount numbers).

- The name and share class (if applicable) of the fund whose shares you want to buy or sell.

- The dollar amount you would like to buy, sell or exchange.

- When selling or exchanging shares by mail or fax, be sure to include the signature of at least one of the persons who's authorized to trade (either an accountholder or authorized Investment Manager).

- For exchanges, the name and share class (if applicable) of the fund into which you want to exchange and the distribution option you prefer.

- When selling shares, how you would like to receive the proceeds.

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.
--------------------------------------------------------------------------------


STEP 3

PLACE YOUR ORDER. Use any method described on the next page. Make checks payable to Charles Schwab & Co., Inc.

SELLING/EXCHANGING SHARES

USE ANY OF THE METHODS DESCRIBED BELOW TO SELL SHARES OF THE FUND.

When selling or exchanging shares, please be aware of the following policies:

- The fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- The fund reserves the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of the fund's assets, whichever is less. A shareholder may incur transaction expenses in converting these securities to cash.

- Exchange orders are limited to other Schwab Funds(R) that are not Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

METHODS FOR PLACING DIRECT ORDERS

CLIENTS OF INVESTMENT MANAGERS                   OTHER CLIENTS

PHONE                                            SCHWAB BY PHONE TM
If you are investing through an                  Automated Voice service or speak with a
Investment Manager, contact your manager         representative at 1-800-435-4000 (for TDD
directly. If you do not have an                  service, call 1-800-345-2550).
Investment Manager, call 1-800-979-9004
for assistance.                                  IN PERSON
                                                 Visit the nearest Charles Schwab Investor
SCHWABLINK(R)                                    Center.
Investment professionals should follow
the transaction instructions in the              MAIL
SchwabLink manual; for trading                   Write to Schwab Funds(R) at:
assistance, call 1-800-367-5198.                 P.O. Box 3812
                                                 Englewood, CO 80155-3812
MAIL
Write to Schwab Funds(R) at:
P.O. Box 3812
Englewood, CO 80155-3812

You are automatically entitled to initiate transactions by telephone. The fund and Schwab employ procedures to confirm the authenticity of telephone instructions. If the fund and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following telephone instructions that they reasonably believe to be genuine.


10  Investing in the fund

TRANSACTION POLICIES

THE FUND IS OPEN FOR BUSINESS EACH DAY THAT BOTH THE NEW YORK STOCK EXCHANGE
(NYSE) AND THE FEDERAL RESERVE BANK OF NEW YORK (THE FED) ARE OPEN. The fund reserves the right to open for business on days the NYSE is closed but the Fed is open. The fund calculates its share price each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). The fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The fund seeks to maintain a stable NAV of $1.

Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than the close of the fund (generally 4 p.m. Eastern time) generally will receive the next business day's dividend. Orders to sell or exchange shares that are accepted and executed no later than the close of the fund on a given day generally will receive that day's dividend.

The fund values its investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING


The fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. However, the fund is a money market fund and seeks to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the fund's investments, and money market instruments in general, and the fund's intended purpose to serve as a short-term investment vehicle for shareholders, the fund does not monitor or limit shareholder purchases and redemptions of fund shares. However, the fund's policies and procedures do provide the fund with the right to reject any purchase or exchange orders by any investors for any reason, including orders which appear to be associated with market timing activities.


THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED IN THE ADJACENT COLUMN.

--------------------------------------------------------------------------------
THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares if the account they are held in is closed for any reason.


- To automatically redeem your shares if your balance falls below the maintenance minimum. Owners of Institutional Shares must keep a minimum balance of $3 million. Owners of Select Shares(R) must keep a minimum balance of $1 million.


- To materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To change or waive the fund's investment minimums.

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUND TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service web site at www.irs.gov.


AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS THE FUND EARNS. The fund distributes to its shareholders substantially all of its net investment income. The fund declares a dividend every business day, based on its determination of its net investment income. The fund pays its dividends on the 15th of every month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $.01, you may not receive a dividend payment. The fund does not expect to distribute any capital gains.


OWNERSHIP OF THE FUND MAY HAVE TAX CONSEQUENCES. The fund's net investment income is distributed as dividends. The fund's dividends typically are exempt from federal income tax, but are subject to state and local personal income taxes. The fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the fund seeks to maintain a stable $1 share price.

WHILE INTEREST FROM MUNICIPAL SECURITIES GENERALLY IS EXEMPT FROM FEDERAL INCOME TAX, some securities in which the fund may invest produce income that is subject to the federal alternative minimum tax (AMT). To the extent that the fund invests in these securities, shareholders who are subject to the AMT may have to pay this tax on some or all dividends received from the fund.

AT THE BEGINNING OF EVERY YEAR, THE FUND PROVIDES SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS THE FUND DECLARED DURING THE PREVIOUS CALENDAR YEAR. Schwab customers also receive information on dividends and transactions in their monthly account statements.

12  Investing in the fund

NOTES

   TO LEARN MORE

   This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.

   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the funds, call Schwab Funds(R) at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus, SAI or an annual or semi-annual report.

   The SAI, the funds' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.



   SEC FILE NUMBERS

    Schwab Municipal Money Fund TM
    Institutional Shares and Select
    Shares(R)                                    811-5954





   REG25341FLD-03


SCHWAB MUNICIPAL MONEY FUND TM
INSTITUTIONAL SHARES AND SELECT SHARES(R)

PROSPECTUS
April 30, 2005

                                                           [CHARLES SCHWAB LOGO]

   SCHWAB MUNICIPAL MONEY FUNDS
   SWEEP INVESTMENTS TM

                                                               SCHWAB FUNDS LOGO

   Prospectus
   April 30, 2005

   - Schwab Municipal Money Fund TM -- Sweep Shares
   - Schwab California Municipal Money Fund TM -- Sweep Shares
   - Schwab New York Municipal Money Fund TM -- Sweep Shares
   - Schwab New Jersey Municipal Money Fund TM
   - Schwab Pennsylvania Municipal Money Fund TM
   - Schwab Florida Municipal Money Fund TM
   - Schwab Massachusetts Municipal Money Fund TM

   As with all mutual funds, the
   Securities and Exchange Commission
   (SEC) has not approved these securities
   or passed on whether the information in
   this prospectus is adequate and
   accurate. Anyone who indicates
   otherwise is committing a federal
   crime.                                                  [CHARLES SCHWAB LOGO]

SCHWAB MUNICIPAL MONEY FUNDS

       ABOUT THE FUNDS

         Schwab Municipal Money Fund TM -- Sweep Shares............    2

         Schwab California Municipal Money Fund TM --
         Sweep Shares..............................................    6

         Schwab New York Municipal Money Fund TM --
         Sweep Shares..............................................   10

         Schwab New Jersey Municipal Money Fund TM.................   14

         Schwab Pennsylvania Municipal Money Fund TM...............   18

         Schwab Florida Municipal Money Fund TM....................   22

         Schwab Massachusetts Municipal Money Fund TM..............   26

         Fund management...........................................   30

       INVESTING IN THE FUNDS

         Buying shares.............................................   32

         Selling/exchanging shares.................................   33

         Transaction policies......................................   34

         Dividends and taxes.......................................   35

                  ABOUT THE FUNDS

                  The Schwab Municipal Money Funds seek to provide competitive current yields while offering the liquidity, stability and convenience traditionally associated with money market mutual funds.

                  Because these funds invest in municipal money market securities, their dividends generally are exempt from federal income tax.* Dividends from the state-specific funds generally are exempt from the respective state's income tax as well.

                  The sweep shares of the funds are designed for use as Sweep Investments TM, in conjunction with certain Schwab accounts. Customers who qualify can designate one of these funds as their account's sweep fund.

                  * Some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

SCHWAB MUNICIPAL MONEY FUND TM
Ticker symbol  Sweep Shares: SWXXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN MUNICIPAL MONEY MARKET SECURITIES FROM STATES AND MUNICIPAL AGENCIES AROUND THE COUNTRY AND FROM U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in private activity bonds and municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal income tax.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

                          This fund is designed for individuals in higher tax brackets who are seeking tax-exempt income.


RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

STATE AND REGIONAL FACTORS COULD AFFECT THE FUND'S PERFORMANCE. To the extent that the fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.


TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN PRIVATE ACTIVITY BONDS AND MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.


SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE


Below are a chart and table showing how the fund's Sweep Shares performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


ANNUAL TOTAL RETURNS (%) as of 12/31



[BAR CHART]




       3.30    2.92    3.11    2.92    2.70    3.53    2.23    0.91    0.46    0.60

        95      96      97      98      99      00      01      02      03      04

BEST QUARTER: 0.94% Q4 2000
WORST QUARTER: 0.07% Q3 2003


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/04


                                                     1 year   5 years   10 years
--------------------------------------------------------------------------------
SWEEP SHARES                                          0.60      1.54      2.26


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
-----------------------------------------------------------------------
                                                                None

ANNUAL OPERATING EXPENSES (% of average net assets)
-----------------------------------------------------------------------
Management fees                                                 0.35
Distribution (12b-1) fees                                       None
Other expenses                                                  0.46
                                                               -------
Total annual operating expenses                                 0.81
Expense reduction                                              (0.16)
                                                               -------
NET OPERATING EXPENSES*                                         0.65
                                                               -------



* Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.65% through 4/29/06.


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
--------------------------------------------------------------------------------
        $66                 $243                 $434                 $987


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

4  Schwab Municipal Money Fund

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's registered independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                            1/1/04-    1/1/03-    1/1/02-    1/1/01-    1/1/00-
SWEEP SHARES                                12/31/04   12/31/03   12/31/02   12/31/01   12/31/00
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        1.00       1.00       1.00       1.00       1.00
                                            -----------------------------------------------------------------
Income from investment operations:
  Net investment income                       0.01      (0.00) 1    0.01       0.02       0.03
                                            -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income       (0.01)     (0.00) 1   (0.01)     (0.02)     (0.03)
                                            -----------------------------------------------------------------
Net asset value at end of period              1.00       1.00       1.00       1.00       1.00
                                            -----------------------------------------------------------------
Total return (%)                              0.60       0.46       0.91       2.23       3.53


RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                      0.66       0.66       0.66       0.66       0.67 2
  Gross operating expenses                    0.81       0.81       0.82       0.83       0.84
  Net investment income                       0.60       0.46       0.90       2.21       3.47
Net assets, end of period ($ X 1,000,000)    7,563      7,494      7,435      7,265      6,780



1 Per-share amount was less than $0.01.



2 The ratio of net operating expenses would have been 0.66% if certain non-routine expenses (proxy fees) had not been included.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND TM
Ticker symbol Sweep Shares: SWCXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND CALIFORNIA PERSONAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM CALIFORNIA ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in private activity bonds and municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and California personal income tax.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

                          For California taxpayers, especially those in higher tax brackets who are seeking double tax-exempt income, this fund may be an appropriate investment.


RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.


THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF CALIFORNIA AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting the State of California and/or its municipalities. The possibility exists that a natural disaster, including an earthquake, could create a major dislocation of the California economy and significantly affect the ability of state and local governments to raise money to pay principal and interest on their municipal securities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.



TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN PRIVATE ACTIVITY BONDS AND MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.


SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE


Below are a chart and table showing how the fund's Sweep Shares performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]




       3.20    2.80    2.95    2.64    2.42    3.02    1.99    0.83    0.46    0.59

        95      96      97      98      99      00      01      02      03      04

BEST QUARTER: 0.84% Q2 1995
WORST QUARTER: 0.07% Q3 2003


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/04


                                                     1 year   5 years   10 years
--------------------------------------------------------------------------------
SWEEP SHARES                                          0.59      1.37      2.08


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
-----------------------------------------------------------------------
                                                                None

ANNUAL OPERATING EXPENSES (% of average net assets)
-----------------------------------------------------------------------
Management fees                                                 0.35
Distribution (12b-1) fees                                       None
Other expenses                                                  0.47
                                                               -------
Total annual operating expenses                                 0.82
Expense reduction                                              (0.17)
                                                               -------
NET OPERATING EXPENSES*                                         0.65
                                                               -------



* Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.65% through 4/29/06.


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
--------------------------------------------------------------------------------
       $66                  $244                 $436                  $994


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

8  Schwab California Municipal Money Fund TM

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's registered independent accountants, PricewaterhouseCoopers LLC, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                           1/1/04-    1/1/03-    1/1/02-     1/1/01-     1/1/00-
SWEEP SHARES                               12/31/04   12/31/03   12/31/02    12/31/01    12/31/00
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        1.00       1.00       1.00        1.00        1.00
                                            -----------------------------------------------------------------
Income from investment operations:
  Net investment income                       0.01       0.00 1     0.01        0.02        0.03
                                            -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income       (0.01)     (0.00) 1   (0.01)      (0.02)      (0.03)
                                            -----------------------------------------------------------------
Net asset value at end of period              1.00       1.00       1.00        1.00        1.00
                                            -----------------------------------------------------------------
Total return (%)                              0.59       0.46       0.83        1.99        3.02


RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                      0.65       0.65       0.65        0.65        0.66 2
  Gross operating expenses                    0.82       0.82       0.82        0.82        0.84
  Net investment income                       0.58       0.45       0.83        1.98        2.98
Net assets, end of period ($ X 1,000,000)    4,147      4,169      4,056       3,897       3,923



1 Per-share amount was less than $0.01.



2 The ratio of net operating expenses would have been 0.65% if certain non-routine expenses (proxy fees) had not been included.

SCHWAB NEW YORK MUNICIPAL MONEY FUND TM
Ticker symbol Sweep Shares: SWNXX


--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND NEW YORK STATE AND LOCAL PERSONAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM NEW YORK ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in private activity bonds and municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and New York state personal income tax.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

10  Schwab New York Municipal Money Fund TM

                          For New York taxpayers, especially those in higher tax brackets who are seeking triple tax-exempt income, this fund may be an appropriate investment.


RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF NEW YORK AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.


TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN PRIVATE ACTIVITY BONDS AND MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.


SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE


Below are a chart and table showing how the fund's Sweep Shares performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]




       2.74    2.96    2.78    2.59    3.39    2.06    0.80    0.41    0.56

        96      97      98      99      00      01      02      03      04

BEST QUARTER: 0.90% Q4 2000
WORST QUARTER: 0.06% Q3 2003


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/04


                                                                        Since
                                                  1 year   5 years   inception 1
--------------------------------------------------------------------------------
SWEEP SHARES                                       0.56     1.44        2.13


1 Inception: 2/27/95.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
-----------------------------------------------------------------------
                                                                None

ANNUAL OPERATING EXPENSES (% of average net assets)
-----------------------------------------------------------------------
Management fees                                                 0.37
Distribution (12b-1) fees                                       None
Other expenses                                                  0.47
                                                               -------
Total annual operating expenses                                 0.84
Expense reduction                                              (0.19)
                                                               -------
NET OPERATING EXPENSES*                                         0.65
                                                               -------



* Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.65% through 4/29/06.


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
--------------------------------------------------------------------------------
       $66                  $250                 $448                $1,022


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

12  Schwab New York Municipal Money Fund TM

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's registered independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                            1/1/04-    1/1/03-    1/1/02-    1/1/01-    1/1/00-
SWEEP SHARES                                12/31/04   12/31/03   12/31/02   12/31/01   12/31/00
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        1.00       1.00       1.00       1.00       1.00
                                            -----------------------------------------------------------------
Income from investment operations:
  Net investment income                       0.01       0.00 1     0.01       0.02       0.03
                                            -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income       (0.01)     (0.00) 1   (0.01)     (0.02)     (0.03)
                                            -----------------------------------------------------------------
Net asset value at end of period              1.00       1.00       1.00       1.00       1.00
                                            -----------------------------------------------------------------
Total return (%)                              0.56       0.41       0.80       2.06       3.39


RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                      0.69       0.69       0.69       0.69       0.70 2
  Gross operating expenses                    0.84       0.84       0.85       0.86       0.88
  Net investment income                       0.55       0.41       0.80       2.04       3.35
Net assets, end of period ($ X 1,000,000)    1,073      1,038        944        889        798



1 Per-share amount was less than $0.01.



2 The ratio of net operating expenses would have been 0.69% if certain non-routine expenses (proxy fees) had not been included.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND TM
Ticker symbol Sweep Shares: SWJXX


--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND NEW JERSEY PERSONAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM NEW JERSEY ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in private activity bonds and municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and New Jersey personal income tax.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

14  Schwab New Jersey Municipal Money Fund TM

                          For New Jersey taxpayers, especially those in higher tax brackets who are seeking double tax-exempt income, this fund may be an appropriate investment.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF NEW JERSEY AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.


TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN PRIVATE ACTIVITY BONDS AND MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.


SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE

Below are a chart and a table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31





[BAR CHART]

       2.58    3.38    2.13    0.84    0.43    0.57

        99      00      01      02      03      04

BEST QUARTER: 0.89% Q4 2000
WORST QUARTER: 0.06% Q3 2003


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/04


                                                                        Since
                                                  1 year   5 years   inception 1
--------------------------------------------------------------------------------
FUND                                               0.57     1.46        1.81


1 Inception: 2/2/98.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
-----------------------------------------------------------------------
                                                                None

ANNUAL OPERATING EXPENSES (% of average net assets)
-----------------------------------------------------------------------
Management fees                                                 0.38
Distribution (12b-1) fees                                       None
Other expenses                                                  0.48
                                                               -------
Total annual operating expenses                                 0.86
Expense reduction                                              (0.21)
                                                               -------
NET OPERATING EXPENSES*                                         0.65
                                                               -------



* Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.65% through 4/29/06.


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
--------------------------------------------------------------------------------
       $66                  $253                 $456                $1,041


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

16  Schwab New Jersey Municipal Money Fund TM

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's registered independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                            1/1/04-    1/1/03-    1/1/02-    1/1/01-    1/1/00-
                                            12/31/04   12/31/03   12/31/02   12/31/01   12/31/00
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        1.00       1.00       1.00       1.00       1.00
                                            -----------------------------------------------------------------
Income from investment operations:
  Net investment income                       0.01       0.00 1     0.01       0.02       0.03
                                            -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income       (0.01)     (0.00) 1   (0.01)     (0.02)     (0.03)
                                            -----------------------------------------------------------------
Net asset value at end of period              1.00       1.00       1.00       1.00       1.00
                                            -----------------------------------------------------------------
Total return (%)                              0.57       0.43       0.84       2.13       3.38


RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                      0.65       0.65       0.66 2     0.65       0.66 3
  Gross operating expenses                    0.86       0.86       0.89       0.90       0.93
  Net investment income                       0.57       0.43       0.83       2.08       3.35
Net assets, end of period ($ X 1,000,000)      448        463        425        382        321



1 Per-share amount was less than $0.01.



2 The ratio of net operating expenses would have been 0.65% if tax expenses had not been included.



3 The ratio of net operating expenses would have been 0.65% if certain non-routine expenses (proxy fees) had not been included.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND TM
Ticker symbol Sweep Shares: SWEXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND PENNSYLVANIA PERSONAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM PENNSYLVANIA ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in private activity bonds and municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and Pennsylvania personal income tax.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

18  Schwab Pennsylvania Municipal Money Fund TM

                          For Pennsylvania taxpayers, especially those in higher tax brackets who are seeking double tax-exempt income, this fund may be an appropriate investment.


RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE COMMONWEALTH OF PENNSYLVANIA AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.


TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN PRIVATE ACTIVITY BONDS AND MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.


SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE

Below are a chart and a table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31



[BAR CHART]




       2.71    3.57    2.20    0.87    0.49    0.62

        99      00      01      02      03      04

BEST QUARTER: 0.94% Q4 2000
WORST QUARTER: 0.08% Q3 2003


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/04


                                                                        Since
                                                  1 year   5 years   inception 1
--------------------------------------------------------------------------------
FUND                                               0.62     1.54        1.90


1 Inception: 2/2/98.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
-----------------------------------------------------------------------
                                                                None

ANNUAL OPERATING EXPENSES (% of average net assets)
-----------------------------------------------------------------------
Management fees                                                 0.38
Distribution (12b-1) fees                                       None
Other expenses                                                  0.48
                                                               -------
Total annual operating expenses                                 0.86
Expense reduction                                              (0.21)
                                                               -------
NET OPERATING EXPENSES*                                         0.65
                                                               -------



* Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.65% through 4/29/06.


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
--------------------------------------------------------------------------------
       $66                  $253                 $456                $1,041


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

20  Schwab Pennsylvania Municipal Money Fund TM

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's registered independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                            1/1/04-    1/1/03-    1/1/02-    1/1/01-    1/1/00-
                                            12/31/04   12/31/03   12/31/02   12/31/01   12/31/00
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        1.00       1.00       1.00       1.00       1.00
                                            -----------------------------------------------------------------
Income from investment operations:
  Net investment income                       0.01       0.00 1     0.01       0.02       0.04
                                            -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income       (0.01)     (0.00) 1   (0.01)     (0.02)     (0.04)
                                            -----------------------------------------------------------------
Net asset value at end of period              1.00       1.00       1.00       1.00       1.00
                                            -----------------------------------------------------------------
Total return (%)                              0.62       0.49       0.87       2.20       3.57


RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                      0.65       0.65       0.65       0.65       0.66 2
  Gross operating expenses                    0.86       0.87       0.89       0.92       0.93
  Net investment income                       0.62       0.48       0.87       2.14       3.52
Net assets, end of period ($ X 1,000,000)      346        328        301        292        225



1 Per-share amount was less than $0.01.



2 The ratio of net operating expenses would have been 0.65% if certain non-routine expenses (proxy fees) had not been included.

SCHWAB FLORIDA MUNICIPAL MONEY FUND TM
Ticker symbol Sweep Shares: SWFXX


--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND ALSO SEEKS TO HAVE ITS SHARES EXEMPT FROM THE FLORIDA INTANGIBLE TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------

STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM FLORIDA ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in private activity bonds and municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities that pay income that is exempt from federal income tax and so that its shares are exempt from the Florida intangible tax.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

22  Schwab Florida Municipal Money Fund TM

                          For Florida taxpayers, especially those in higher tax brackets who are seeking tax-exempt income, this fund may be an appropriate investment.


RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF FLORIDA AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.


TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN PRIVATE ACTIVITY BONDS AND MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.


SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income or cause an investment in the fund to be subject to the Florida intangible tax. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE

Below are a chart and a table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31



[BAR CHART]




       2.78    3.62    2.32    0.96    0.46    0.60

        99      00      01      02      03      04

BEST QUARTER: 0.95% Q4 2000
WORST QUARTER: 0.07% Q3 2003


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/04


                                                                        Since
                                                  1 year   5 years   inception 1
--------------------------------------------------------------------------------
FUND                                               0.60     1.58        1.92


1 Inception: 3/18/98.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
-----------------------------------------------------------------------
                                                                None

ANNUAL OPERATING EXPENSES (% of average net assets)
-----------------------------------------------------------------------
Management fees                                                 0.38
Distribution (12b-1) fees                                       None
Other expenses                                                  0.47
                                                               -------
Total annual operating expenses                                 0.85
Expense reduction                                              (0.20)
                                                               -------
NET OPERATING EXPENSES*                                         0.65
                                                               -------



* Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.65% through 4/29/06.


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
--------------------------------------------------------------------------------
       $66                  $251                 $452                $1,030


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

24  Schwab Florida Municipal Money Fund TM

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's registered independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                            1/1/04-    1/1/03-    1/1/02-    1/1/01-    1/1/00-
                                            12/31/04   12/31/03   12/31/02   12/31/01   12/31/00
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        1.00       1.00       1.00       1.00       1.00
                                            -----------------------------------------------------------------
Income from investment operations:
  Net investment income                       0.01       0.00 1     0.01       0.02       0.04
                                            -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income       (0.01)     (0.00) 1   (0.01)     (0.02)     (0.04)
                                            -----------------------------------------------------------------
Net asset value at end of period              1.00       1.00       1.00       1.00       1.00
                                            -----------------------------------------------------------------
Total return (%)                              0.60       0.46       0.96       2.32       3.62


RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                      0.66       0.64       0.59       0.59       0.60 2
  Gross operating expenses                    0.85       0.85       0.87       0.87       0.89
  Net investment income                       0.59       0.47       0.95       2.30       3.56
Net assets, end of period ($ X 1,000,000)    1,905      1,804      1,785      1,518      1,435



1 Per-share amount was less than $0.01.



2 The ratio of net operating expenses would have been 0.59% if certain non-routine expenses (proxy fees) had not been included.

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND TM
Ticker symbol Sweep Shares: SWDXX


--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND THAT IS EXEMPT FROM FEDERAL AND MASSACHUSETTS PERSONAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM MASSACHUSETTS ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in private activity bonds and municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and Massachusetts income tax.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 per share price.

During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

26  Schwab Massachusetts Municipal Money Fund TM

                          For Massachusetts taxpayers, especially those in higher tax brackets who are seeking double tax-exempt income, this fund may be an appropriate investment.


RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF AN INVESTMENT DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF MASSACHUSETTS AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.


TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN PRIVATE ACTIVITY BONDS AND MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.


SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE


Below are a chart and table showing the fund's performance (which varies over time) and how it averages out over time. These figures assume that all distributions were reinvested. Absent additional voluntary expense waivers by the investment adviser, the fund's total return would have been lower in 2003. Keep in mind that future performance may differ from past performance.



ANNUAL TOTAL RETURNS (%) as of 12/31




[BAR CHART]




                      0.64

                       04

BEST QUARTER: 0.26% Q4 2004
WORST QUARTER: 0.10% Q1 2004



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/04



                                                                        Since
                                                            1 year   inception 1
--------------------------------------------------------------------------------
FUND                                                         0.64       0.57



1 Inception: 5/16/03.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
-----------------------------------------------------------------------
                                                                None

ANNUAL OPERATING EXPENSES (% of average net assets)
-----------------------------------------------------------------------
Management fees                                                 0.38
Distribution (12b-1) fees                                       None
Other expenses                                                  0.48
                                                               -------
Total annual operating expenses                                 0.86
Expense reduction                                              (0.21)
                                                               -------
NET OPERATING EXPENSES*                                         0.65
                                                               -------



* Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.65% through 4/29/06.


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
--------------------------------------------------------------------------------
       $66                  $253                 $456                $1,041


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

28  Schwab Massachusetts Municipal Money Fund TM

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for its period of operations. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's registered independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                            1/1/04-    5/16/03 1-
                                            12/31/04    12/31/03
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        1.00         1.00
                                            -----------------------------------------------------------------
Income from investment operations:
  Net investment income                       0.01         0.00 2
                                            -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income       (0.01)       (0.00) 2
                                            -----------------------------------------------------------------
Net asset value at end of period              1.00         1.00
                                            -----------------------------------------------------------------
Total return (%)                              0.64         0.30 3


RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                      0.60         0.51 4,5
  Gross operating expenses                    0.86         0.86 4
  Net investment income                       0.63         0.48 4
Net assets, end of period ($ X 1,000,000)      386          363



1 Commencement of operations.



2 Per-share amount was less than $0.01.



3 Not annualized.



4 Annualized.



5 In addition to the expense limit agreement in place, the investment adviser voluntarily reduced the fund's annualized operating expense by an additional 0.09%.

                  FUND MANAGEMENT


The funds' investment adviser, Charles Schwab Investment Management, Inc., has nearly $140 billion under management.



                  The investment adviser for the funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R). The firm manages assets for more than six million shareholder accounts. (All figures on this page are as of 12/31/04.)



                  As the investment adviser, the firm oversees the asset management and administration of the Schwab Municipal Money Funds. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/04, these fees were 0.21% for the Schwab Municipal Money Fund TM, 0.22% for the Schwab California Municipal Money Fund TM, 0.22% for the Schwab New York Municipal Money Fund TM, 0.17% for the Schwab New Jersey Municipal Money Fund TM, 0.17% for the Schwab Pennsylvania Municipal Money Fund TM, 0.19% for the Schwab Florida Municipal Money Fund TM and 0.12% for the Schwab Massachusetts Municipal Money Fund TM. These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of reductions.

                  INVESTING IN THE FUNDS

                  As a Schwab Funds(R) investor, you have a number of ways to do business with us.

                  On the following pages, you will find information on buying, selling and exchanging shares. Helpful information on taxes is included as well.

--------------------------------------------------------------------------------
MUNICIPAL MONEY funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
--------------------------------------------------------------------------------


BUYING SHARES

The information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with the funds' policies, to buy, sell and exchange shares of the funds. These funds are designed for use in conjunction with certain Schwab accounts, subject to the eligibility terms and conditions of your account agreement, as amended from time to time.

When you designate one of these funds as the sweep fund on your Schwab account, your uninvested cash balances will be invested in the fund according to the terms and conditions of your account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of your sweep fund will be sold to cover these transactions according to the terms and conditions of your account agreement.

For more information on Schwab accounts, call 1-800-435-4000 or visit www.schwab.com.

32  Investing in the funds

SELLING/EXCHANGING SHARES

When selling or exchanging shares, please be aware of the following policies:

- A fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- The funds reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less. A shareholder may incur transaction expenses in converting these securities in cash.

- Exchange orders are limited to other Schwab Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.


You are automatically entitled to initiate transactions by telephone. The funds and Schwab employ procedures to confirm the authenticity of telephone instructions. If the funds and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following telephone instructions that they reasonably believe to be genuine.

--------------------------------------------------------------------------------
WHEN PLACING ORDERS

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for the fund as a result of selling or exchanging your shares.

- To materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To change or waive a fund's investment minimums.

- To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------


TRANSACTION POLICIES


THE FUNDS ARE OPEN FOR BUSINESS EACH DAY THAT BOTH THE NEW YORK STOCK EXCHANGE
(NYSE) AND THE FEDERAL RESERVE BANK OF NEW YORK (THE FED) ARE OPEN. The funds reserve the right to open for business on days the NYSE is closed but the Fed is open. The funds calculate their share prices each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.


Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than 10 a.m. Eastern time generally receive that day's dividend. Orders to buy that are accepted after 10 a.m. Eastern time generally will receive the next business day's dividend. Orders to sell or exchange shares that are accepted no later than 10 a.m. Eastern time generally don't receive that day's dividend, but those accepted after 10 a.m. Eastern time generally do.

The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING


Each fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. However, the funds are money market funds and seek to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the funds are designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the funds' investments, and money market instruments in general, and the funds' intended purpose to serve as a short-term investment vehicle for shareholders, these funds do not monitor or limit shareholders purchases and redemptions of fund shares. However, the funds' policies and procedures do provide each fund with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.


THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED IN THE ADJACENT COLUMN.

34  Investing in the funds

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUNDS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS YOUR FUND EARNS. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. Sweep money funds may pay their dividends in cash or fund shares to shareholders' Schwab accounts on the 15th of each month (or next business day if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. The funds do not expect to distribute any capital gains.

SOME FUNDS MAY HAVE TAX CONSEQUENCES. The Municipal Money Fund's dividends typically are exempt from federal income tax, but are subject to state and local personal income taxes. Dividends from the state-specific funds typically are exempt from federal and the respective state's income taxes. Shares of the Florida Municipal Money Fund are intended to be exempt from the Florida intangible tax. Each fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the funds seek to maintain a stable $1 share price.

WHILE INTEREST FROM MUNICIPAL SECURITIES GENERALLY IS EXEMPT FROM FEDERAL INCOME TAX, some securities in which the funds may invest produce income that is subject to the federal alternative minimum tax (AMT). To the extent that a fund invests in these securities, shareholders who are subject to the AMT may have to pay this tax on some or all dividends received from that fund.

At the beginning of every year, the funds provide shareholders with information detailing the tax status of any dividends a fund declared during the previous calendar year. Schwab customers also receive information on dividends and transactions in their monthly account statements.

NOTES

NOTES

   TO LEARN MORE

   This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors,discuss recent performance and fund holdings.

   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the funds, call Schwab Funds(R) at 1-800-435-4000. In addition,you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus, SAI or an annual or semi-annual report.

   The SAI, the funds' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.



   SEC FILE NUMBER

    Schwab Municipal Money Funds --
    Sweep Investments TM                      811-5954


   REG13851FLD-06


SCHWAB MUNICIPAL MONEY FUNDS SWEEP INVESTMENTS TM

PROSPECTUS
April 30, 2005

                                                           [CHARLES SCHWAB LOGO]

   SCHWAB CASH RESERVES TM
   SWEEP INVESTMENTS

                                                               SCHWAB FUNDS LOGO

   Prospectus
   April 30, 2005


   As with all mutual funds, the
   Securities and Exchange Commission
   (SEC) has not approved these securities
   or passed on whether the information in
   this prospectus is adequate and
   accurate. Anyone who indicates
   otherwise is committing a federal
   crime.                                                  [CHARLES SCHWAB LOGO]

SCHWAB CASH RESERVES TM
SWEEP INVESTMENTS


       ABOUT THE FUND

         Strategy..........................................................    2

         Risks.............................................................    3

         Performance.......................................................    4

         Fund fees and expenses............................................    4

         Financial highlights..............................................    5

         Fund management...................................................    6

       INVESTING IN THE FUND

         Buying/selling shares.............................................    8

         Selling/exchanging shares.........................................    9

         Transaction policies..............................................   10

         Dividends and taxes...............................................   11

                  ABOUT THE FUND

                  The Schwab Cash Reserves TM seeks to provide a competitive current yield while offering the liquidity, stability and convenience traditionally associated with money market mutual funds.

                  The fund invests exclusively in U.S. dollar-denominated money market investments.

                  The fund is designed for use as Sweep Investments TM, in conjunction with certain Schwab accounts. Customers who qualify can designate this fund as their account's sweep fund.

SCHWAB CASH RESERVES TM
Ticker symbol   SWSXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS ISSUED BY U.S. AND FOREIGN ISSUERS, SUCH AS:

- commercial paper, including asset-backed commercial paper and promissory notes

- certificates of deposit and time deposits

- variable- and floating-rate debt securities

- bank notes and bankers' acceptances

- repurchase agreements

- obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and Sallie Mae (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

                        This fund is designed for investors interested in competitive money market returns.


RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) are supported by the limited lines of credit their issuers maintain with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.


THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE

Because this fund is a new fund, tables reflecting the fund's annual total returns and average annual total return are not included. This information will appear in a future version of the fund's prospectus.

Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                         None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                          0.38
Distribution (12b-1) fees                                                None
Other expenses*                                                          0.67
                                                                        -------
Total annual operating expenses                                          1.05
Expense reduction                                                       (0.36)
                                                                        -------
NET OPERATING EXPENSES**                                                 0.69
                                                                        -------


*  Based on estimated expenses for the current fiscal year.


** Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes, and certain non-routine expenses) to 0.69% through 4/29/06.


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


      1 year             3 years
------------------------------------------------------------------------------
       $70                 $298


4  Schwab Cash Reserves TM

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for its period of operations. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's registered independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                            08/12/04 1-
                                             12/31/04
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period          1.00
                                            -----------------------------------------------------------------
Income from investment operations:
  Net investment income                         0.00 2
                                            -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income         (0.00) 2
                                            -----------------------------------------------------------------
Net asset value at end of period                1.00
                                            -----------------------------------------------------------------
Total return (%)                                0.46 3

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                        0.69 4
  Gross operating expenses                      1.05 4
  Net investment income                         1.24 4
Net assets, end of period ($ X 1,000,000)        140



1 Commencement of operations.



2 Per share amount was less than $0.01.



3 Not annualized.


4 Annualized.

                  FUND MANAGEMENT


The fund's investment adviser, Charles Schwab Investment Management, Inc., has more than $140 billion under management.



                  The investment adviser for the fund is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R). The firm manages assets for approximately six million shareholder accounts. (All figures on this page are as of 12/31/04.)



                  As the investment adviser, the firm oversees the asset management and administration of the Schwab Cash Reserves TM. As compensation for these services, the firm is entitled to receive a management fee from the fund. This fee is calculated as follows: 0.38% of the first $1 billion, 0.35% of more than $1 billion but not exceeding $10 billion, 0.32% of more than $10 billion but not exceeding $20 billion, 0.30% of more than $20 billion but not exceeding $40 billion, 0.27% over $40 billion.

                  INVESTING IN THE FUND

                  As a Schwab Funds(R) investor, you have a number of ways to do business with us.

                  On the following pages, you will find information on buying, selling and exchanging shares. Helpful information on taxes is included as well.

BUYING/SELLING SHARES

The information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with the fund's policies, to buy, sell and exchange shares of the fund. The fund is designed for use in conjunction with certain Schwab accounts, subject to the eligibility terms and conditions of your account agreement, as amended from time to time. For more information regarding whether the fund is available through your account, please contact Schwab.

When you designate this fund as the sweep fund on your Schwab account, your uninvested cash balances will be invested in the fund according to the terms and conditions of your sweep account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of your sweep fund will be sold to cover these transactions according to the terms and conditions of your account agreement.

For more information on Schwab accounts, call 1-800-435-4000 or visit www.schwab.com.

8  Investing in the fund

SELLING/EXCHANGING SHARES

When selling or exchanging shares, please be aware of the following policies:

- The fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- The fund reserves the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of the fund's assets, whichever is less. A shareholder may incur transaction expenses in converting these securities to cash.

- Exchange orders are limited to other Schwab Sweep Investments TM and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

You are automatically entitled to initiate transactions by telephone. The fund and Schwab employ procedures to confirm the authenticity of telephone instructions. If the fund and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following telephone instructions that they reasonably believe to be genuine.

--------------------------------------------------------------------------------
WHEN PLACING ORDERS

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:


- To automatically redeem your shares if your Schwab account is closed for any reason or your balance falls below the fund's investment minimum, if any.


- To redeem your shares if your Schwab account is no longer eligible for the fund.

- To materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To change or waive the fund's investment minimums.

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------


TRANSACTION POLICIES

THE FUND IS OPEN FOR BUSINESS EACH DAY THAT BOTH THE NEW YORK STOCK EXCHANGE
(NYSE) AND THE FEDERAL RESERVE BANK OF NEW YORK (THE FED) ARE OPEN. The Fed is closed on federal holidays. The fund reserves the right to open for business on days the NYSE is closed but the Fed is open. The fund calculates its share price each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). The fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The fund seeks to maintain a stable NAV of $1.

Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than 10 a.m. Eastern time generally receive that day's dividend. Orders to buy that are accepted after 10 a.m. Eastern time generally will receive the next business day's dividend. Orders to sell or exchange shares that are accepted no later than 10 a.m. Eastern time generally don't receive that day's dividend, but those accepted after 10 a.m. Eastern time generally do.

The fund values its investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING


The fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. However, the fund is a money market fund and seeks to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the fund's investments, and money market instruments in general, and the fund's intended purpose to serve as a short-term investment vehicle for shareholders, the fund does not monitor or limit shareholder purchases and redemptions of fund shares. However, the fund's policies and procedures do provide the fund with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.


THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED IN THE ADJACENT COLUMN.

10  Investing in the fund

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUND TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS THE FUND EARNS. The fund distributes to its shareholders substantially all of its net investment income. The fund declares a dividend every business day, based on its determination of its net investment income. The fund pays its dividends in cash or fund shares to its shareholders' Schwab accounts on the 15th of each month (or next business day if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. The fund does not expect to distribute any capital gains.

UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, THE FUND'S DIVIDENDS GENERALLY HAVE TAX CONSEQUENCES. The fund's net investment income is distributed as dividends and is taxable as ordinary income. Income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the fund seeks to maintain a stable $1 share price.

AT THE BEGINNING OF EVERY YEAR, THE FUND PROVIDES SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS THE FUND DECLARED DURING THE PREVIOUS CALENDAR YEAR. Schwab customers also receive information on dividends and transactions in their monthly account statements.

NOTES

NOTES

   TO LEARN MORE

   This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.

   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.

   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the fund, call Schwab Funds(R) at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus, SAI or an annual report or semi-annual report.

   The SAI, the fund's annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.



   SEC FILE NUMBER

    Schwab Cash Reserves TM
    Sweep Investments                         811-5954





   REG27099FLD-02


SCHWAB CASH RESERVES TM
SWEEP INVESTMENTS

PROSPECTUS
April 30, 2005

                                                           [CHARLES SCHWAB LOGO]

   SCHWAB ADVISOR CASH RESERVES TM
   SWEEP INVESTMENTS

                                                               SCHWAB FUNDS LOGO

   Prospectus
   April 30, 2005


   - Schwab Advisor Cash Reserves TM -- Sweep Shares and Premier Sweep Shares


   As with all mutual funds, the
   Securities and Exchange Commission
   (SEC) has not approved these securities
   or passed on whether the information in
   this prospectus is adequate and
   accurate. Anyone who indicates
   otherwise is committing a federal
   crime.                                                  [CHARLES SCHWAB LOGO]

SCHWAB ADVISOR CASH RESERVES TM
SWEEP INVESTMENTS



       ABOUT THE FUND

          Strategy................................................     2

          Risks...................................................     3

          Performance.............................................     4

          Fund fees and expenses..................................     4

          Financial highlights....................................     5

          Fund management.........................................     6

       INVESTING IN THE FUND

          Buying/selling shares...................................     8

          Selling/exchanging shares...............................     9

          Transaction policies....................................    10

          Dividends and taxes.....................................    11

                  ABOUT THE FUND

                  The Schwab Advisor Cash Reserves TM seeks to provide a competitive current yield while offering the liquidity, stability and convenience traditionally associated with money market mutual funds.

                  The fund invests exclusively in U.S. dollar-denominated money market investments.

                  The fund is designed for use as Sweep InvestmentsTM, in conjunction with certain Schwab accounts. Customers who qualify can designate this fund as their account's sweep fund.

SCHWAB ADVISOR CASH RESERVES TM
Ticker symbols   Sweep Shares: SWQXX   Premier Sweep Shares: SWZXX


--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS ISSUED BY U.S. AND FOREIGN ISSUERS, SUCH AS:

- commercial paper, including asset-backed commercial paper and promissory notes

- certificates of deposit and time deposits

- variable- and floating-rate debt securities

- bank notes and bankers' acceptances

- repurchase agreements

- obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and Sallie Mae (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

                        This fund is designed for investors interested in competitive money market returns.


RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) are supported by the limited lines of credit their issuers maintain with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.


THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE

Because this fund is a new fund, tables reflecting the fund's annual total returns and average annual total return are not included. This information will appear in a future version of the fund's prospectus.

To obtain the current seven-day yield, please contact your investment advisor or Schwab Signature Service Alliance TM team at 1-800-515-2157. Other clients should call 1-800-435-4000 or visit www.schwab.com/schwabfunds.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return for each share class.

FEE TABLE (%)


                                                                      PREMIER
                                                              SWEEP    SWEEP
SHAREHOLDER FEES                                              SHARES  SHARES
-----------------------------------------------------------------------------
                                                               None    None

ANNUAL OPERATING EXPENSES (% of average net assets)
-----------------------------------------------------------------------------
Management fees                                                0.36    0.36
Distribution (12b-1) fees                                      None    None
Other expenses*                                                0.49    0.49
                                                              ---------------
Total annual operating expenses                                0.85    0.85
Expense reduction                                             (0.16)  (0.26)
                                                              ---------------
NET OPERATING EXPENSES**                                       0.69    0.59
                                                              ---------------


*  Based on estimated expenses for the current fiscal year.


** Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes, and certain non-routine expenses) of the Sweep Shares and Premier Sweep Shares to 0.69% and 0.59%, respectively, through 4/29/06.


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


                                                             1 year   3 years
-----------------------------------------------------------------------------
SWEEP SHARES                                                  $70      $255
PREMIER SWEEP SHARES                                          $60      $245


4  Schwab Advisor Cash Reserves TM

FINANCIAL HIGHLIGHTS



This section provides further details about the fund's financial history for its period of operations. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's registered independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                            8/19/04 1-
SWEEP SHARES                                12/31/04
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         1.00
                                            -----------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.00 2
                                            -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income        (0.00) 2
                                            -----------------------------------------------------------------
Net asset value at end of period               1.00
                                            -----------------------------------------------------------------
Total return (%)                               0.45 3


RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                       0.69 4
  Gross operating expenses                     0.85 4
  Net investment income                        1.30 4
Net assets, end of period ($ X 1,000,000)     1,271



                                            8/19/04 1-
PREMIER SWEEP SHARES                        12/31/04
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         1.00
                                            -----------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.00 2
                                              ---------------------------------------------------------------
Less distributions:
  Dividends from net investment income        (0.00) 2
                                              ---------------------------------------------------------------
Net asset value at end of period               1.00
                                              ---------------------------------------------------------------
Total return (%)                               0.48 3


RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------

Ratios to average net assets:
  Net operating expenses                       0.59 4
  Gross operating expenses                     0.85 4
  Net investment income                        1.41 4
Net assets, end of period ($ X 1,000,000)     2,344



1 Commencement of operations.



2 Per share amount was less than $0.01.



3 Not annualized.



4 Annualized.

                  FUND MANAGEMENT


The fund's investment adviser, Charles Schwab Investment Management, Inc., has more than $140 billion under management.



                  The investment adviser for the fund is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R). The firm manages assets for approximately six million shareholder accounts. (All figures on this page are as of 12/31/04).



                  As the investment adviser, the firm oversees the asset management and administration of the Schwab Advisor Cash Reserves TM. As compensation for these services, the firm is entitled to receive a management fee from the fund. This fee is calculated as follows: 0.38% of the first $1 billion, 0.35% of more than $1 billion but not exceeding $10 billion, 0.32% of more than $10 billion but not exceeding $20 billion, 0.30% of more than $20 billion but not exceeding $40 billion, 0.27% over $40 billion.

                  INVESTING IN THE FUND

                  As a Schwab Funds(R) investor, you have a number of ways to do business with us.

                  On the following pages, you will find information on buying, selling and exchanging shares. Helpful information on taxes is included as well.

BUYING/SELLING SHARES

The information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with the fund's policies, to buy, sell and exchange shares of the fund. The fund is designed for use in conjunction with certain Schwab accounts, subject to the eligibility terms and conditions of your account agreement, as amended from time to time. For more information regarding whether the fund is available through your account, please contact Schwab.

When you designate this fund as the sweep fund on your Schwab account, your uninvested cash balances will be invested in the fund according to the terms and conditions of your sweep account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of your sweep fund will be sold to cover these transactions according to the terms and conditions of your account agreement.

If you have questions, please contact your investment advisor or Signature Service Alliance TM team at 1-800-515-2157. Other clients should call 1-800-435-4000 or visit www.schwab.com.

8  Investing in the fund

SELLING/EXCHANGING SHARES

When selling or exchanging shares, please be aware of the following policies:

- The fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- The fund reserves the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of the fund's assets, whichever is less. A shareholder may incur transaction expenses in converting these securities to cash.

- Exchange orders are limited to other Schwab Sweep Investments TM and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

You are automatically entitled to initiate transactions by telephone. The fund and Schwab employ procedures to confirm the authenticity of telephone instructions. If the fund and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following telephone instructions that they reasonably believe to be genuine.

--------------------------------------------------------------------------------
WHEN PLACING ORDERS

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:


- To automatically redeem your shares if your Schwab account is closed for any reason or your balance falls below the fund's investment minimum, if any.


- To redeem your shares if your Schwab account is no longer eligible for the fund.

- To materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To change or waive the fund's investment minimums.

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------


TRANSACTION POLICIES

THE FUND IS OPEN FOR BUSINESS EACH DAY THAT BOTH THE NEW YORK STOCK EXCHANGE
(NYSE) AND THE FEDERAL RESERVE BANK OF NEW YORK (THE FED) ARE OPEN. The Fed is closed on federal holidays. The fund reserves the right to open for business on days the NYSE is closed but the Fed is open. The fund calculates its share price each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). The fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The fund seeks to maintain a stable NAV of $1.

Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than 10 a.m. Eastern time generally receive that day's dividend. Orders to buy that are accepted after 10 a.m. Eastern time generally will receive the next business day's dividend. Orders to sell or exchange shares that are accepted no later than 10 a.m. Eastern time generally don't receive that day's dividend, but those accepted after 10 a.m. Eastern time generally do.

The fund values its investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING


The fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. However, the fund is a money market fund and seeks to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the fund's investments, and money market instruments in general, and the fund's intended purpose to serve as a short-term investment vehicle for shareholders, the fund does not monitor or limit shareholder purchases and redemptions of fund shares. However, the fund's policies and procedures do provide the fund with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.


THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED IN THE ADJACENT COLUMN.

10  Investing in the fund

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUND TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS THE FUND EARNS. The fund distributes to its shareholders substantially all of its net investment income. The fund declares a dividend every business day, based on its determination of its net investment income. The fund pays its dividends in cash or fund shares to its shareholders' Schwab accounts on the 15th of each month (or next business day if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. The fund does not expect to distribute any capital gains.

UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, THE FUND'S DIVIDENDS GENERALLY HAVE TAX CONSEQUENCES. The fund's net investment income is distributed as dividends and is taxable as ordinary income. Income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the fund seeks to maintain a stable $1 share price.

AT THE BEGINNING OF EVERY YEAR, THE FUND PROVIDES SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS THE FUND DECLARED DURING THE PREVIOUS CALENDAR YEAR. Schwab customers also receive information on dividends and transactions in their monthly account statements.

NOTES

NOTES

NOTES

   TO LEARN MORE

   This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.

   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.

   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the fund, please contact your investment advisor or Schwab Signature Service Alliance TM team at 1-800-515-2157, if applicable. Other clients should call 1-800-435-4000. In addition, you may visit www.schwab.com/schwabfunds for a free copy of a prospectus, SAI or an annual report or semi-annual report.

   The SAI, the fund's annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.



   SEC FILE NUMBER


    Schwab Advisor Cash Reserves
    Sweep Investments                         811-5954





   REG27100FLT-01


SCHWAB ADVISOR CASH RESERVES TM
SWEEP INVESTMENTS

PROSPECTUS
April 30, 2005

                                                           [CHARLES SCHWAB LOGO]

   TO LEARN MORE

   This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.

   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.

   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the fund, please contact your investment advisor or Schwab Signature Service Alliance TM team at 1-800-515-2157, if applicable. Other clients should call 1-800-435-4000. In addition, you may visit www.schwab.com/schwabfunds for a free copy of a prospectus, SAI or an annual report or semi-annual report.

   The SAI, the fund's annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.



   SEC FILE NUMBER


    Schwab Advisor Cash Reserves
    Sweep Investments                         811-5954





   REG27100FLD-01


SCHWAB ADVISOR CASH RESERVES TM
SWEEP INVESTMENTS

PROSPECTUS
April 30, 2005

                                                           [CHARLES SCHWAB LOGO]

   TO LEARN MORE

   This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.

   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.

   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the fund, please contact your investment advisor or Schwab Signature Service Alliance TM team at 1-800-515-2157, if applicable. Other clients should call 1-800-435-4000. In addition, you may visit www.schwab.com/schwabfunds for a free copy of a prospectus, SAI or an annual report or semi-annual report.

   The SAI, the fund's annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.



   SEC FILE NUMBER


    Schwab Advisor Cash Reserves
    Sweep Investments                         811-5954


SCHWAB ADVISOR CASH RESERVES TM
SWEEP INVESTMENTS

PROSPECTUS
April 30, 2005

                                                           [CHARLES SCHWAB LOGO]

                       STATEMENT OF ADDITIONAL INFORMATION


SCHWAB RETIREMENT MONEY FUND(R)                  SCHWAB MONEY MARKET FUND(TM)
SCHWAB RETIREMENT ADVANTAGE MONEY FUND(TM)       SCHWAB GOVERNMENT MONEY FUND(TM)
SCHWAB GOVERNMENT CASH RESERVES(TM)              SCHWAB U.S. TREASURY MONEY FUND(TM)
SCHWAB VALUE ADVANTAGE MONEY FUND(R) --          SCHWAB CASH RESERVES
INVESTOR SHARES                                  SCHWAB ADVISOR CASH RESERVES(TM) -- SWEEP
SCHWAB VALUE ADVANTAGE MONEY FUND(R) --          SHARES AND PREMIER SWEEP SHARES
INSTITUTIONAL SHARES AND SELECT SHARES(R)



                                 APRIL 30, 2005



The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with each fund's prospectus.



To obtain a free copy of any of the prospectuses, please contact Schwab Funds(R) at 1-800-435-4000 or write to the funds at P.O. Box 3812 Englewood, Colorado 80155-3812. For TDD service call 1-800-345-2550. The prospectuses also may be available on the Internet at: http://www.schwab.com/schwabfunds.



Each fund is a series of The Charles Schwab Family of Funds (the Trust). The Trust, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios are collectively referred to as the "Schwab Funds(R)".






The funds' audited financial statements from the funds' annual reports for the fiscal year ended December 31, 2004, are incorporated by reference into this SAI. A copy of a fund's 2004 annual report is delivered with the SAI.


                                TABLE OF CONTENTS


                                                                            Page
INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES, SECURITIES,
RISKS AND LIMITATIONS..........................................................2
MANAGEMENT OF THE FUNDS.......................................................13
DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES.............................23
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................30
INVESTMENT ADVISORY AND OTHER SERVICES........................................30
BROKERAGE ALLOCATION AND OTHER PRACTICES......................................34
DESCRIPTION OF THE TRUST......................................................38
PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF
SHAREHOLDER DOCUMENTS.........................................................39
TAXATION......................................................................41
APPENDIX -- RATINGS OF INVESTMENT SECURITIES..................................44

                  INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES,
                        SECURITIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVES


Each of the Schwab Government Money Fund(TM), Schwab U.S. Treasury Money Fund(TM), Schwab Government Cash Reserves(TM), Schwab Money Market Fund(TM), Schwab Value Advantage Money Fund(R), Schwab Retirement Advantage Money Fund(TM), Schwab Retirement Money Fund(R), Schwab Cash Reserves and Schwab Advisor Cash Reserves(TM) seeks the highest current income consistent with stability of capital and liquidity.


Each fund's investment objective may be changed only by vote of a majority of its outstanding voting shares. There is no guarantee the funds will achieve their objectives.

A majority of the outstanding voting shares of a fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of a fund are represented at the meeting; or (b) more than 50% of the outstanding voting shares of a fund.

The funds operate as money market funds and seek to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the 1940 Act), as that Rule may be amended from time to time. The Rule's key provisions govern the maturity, quality and diversification of its money market fund investments. For example, with respect to maturity, Rule 2a-7 currently provides that money funds limit their investments to securities with remaining maturities of 397 days or less, and maintain dollar-weighted average maturities of 90 days or less, both calculated as described in the Rule. In addition, money funds may only invest in high quality securities. The funds are also subject to strict diversification requirements under Rule 2a-7.

The following investment strategies, securities, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a fund's acquisition of such security or asset unless otherwise noted. Additionally, for purposes of calculating any restriction, an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7 under the 1940 Act unless otherwise noted.

                             INVESTMENT STRATEGIES


Under normal circumstances, the Schwab U.S. Treasury Money Fund(TM) will invest at least 80% of its net assets in U.S. Treasury securities; including bills, notes and bonds. The fund will notify its shareholders at least 60 days before changing this policy. Also, for purposes of this policy, net assets means net assets plus any borrowings for investment purposes.



Under normal circumstances, each of the Schwab Government Money Fund(TM) and Schwab Government Cash Reserves(TM) will invest at least 80% of its net assets in U.S. government securities including repurchase agreements that are fully collateralized by U.S. government securities. Each fund will notify its shareholders at least 60 days before changing this policy. Also, for purposes of each policy, net assets means net assets plus any borrowings for investment purposes.

Each of the Schwab Money Market Fund(TM), Schwab Value Advantage Money
Fund(R), Schwab Retirement Advantage Money Fund(TM), Schwab Retirement Money Fund(R), Schwab Cash Reserves and Schwab Advisor Cash Reserves(TM) seeks to achieve its investment objective by investing in high-quality, U.S. dollar-denominated money market securities, including U.S. government securities and repurchase agreements for these securities.


Not all investment securities or techniques discussed below are eligible investments for each fund. A fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.

                         INVESTMENT SECURITIES AND RISKS

ASSET-BACKED SECURITIES are securities that are backed by the loans or accounts receivables of an entity, such as a bank or credit card company. These securities are obligations which the issuer intends to repay using the assets backing them (once collected). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. The rate of principal payments on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision, and actual yield to maturity may be more or less than the anticipated yield to maturity.

Sometimes the credit quality of these securities is limited to the support provided by the underlying assets, but, in other cases, additional credit support also may be provided by a third party via a letter of credit or insurance guarantee. Such credit support falls into two classes: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches.

The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

Based on the primary characteristics of the various types of asset-backed securities, for purposes of a fund's concentration policy, the following asset-backed securities industries have been selected: credit card receivables, automobile receivables, trade receivables and diversified financial assets. A fund will limit its investments in each such industry to less than 25% of its net assets.

BANKERS' ACCEPTANCES or notes are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. A fund will invest only in bankers' acceptances of banks that have capital, surplus and undivided profits in excess of $100 million.

BORROWING may subject a fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. A fund will earmark or segregate assets to cover such borrowings in accordance with positions of the Securities and Exchange Commission (SEC).

CERTIFICATES OF DEPOSIT or time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. A fund will invest only in certificates of deposit, including time deposits, of banks that have capital, surplus and undivided profits in excess of $100 million.

COMMERCIAL PAPER consists of short-term, promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.


CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. Based on the primary characteristics of non-U.S. (foreign) banks, the funds have identified each foreign country as a separate bank industry for purposes of a fund's concentration policy. A fund will limit its investments in securities issued by foreign banks in each country to less than 25% of its net assets. However, the funds, except for the Schwab U.S. Treasury Money Fund(TM), Schwab Government Money Fund(TM) and Schwab Government Cash Reserves(TM), reserve the freedom of action to invest up to 100% of their assets in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks and U.S. branches of foreign banks (which the funds have determined to be subject to the same regulation as U.S. banks).


CREDIT AND LIQUIDITY SUPPORTS or enhancements may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities. Liquidity supports include puts, demand features, and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a fund.

DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest. Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all.

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. A fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could suffer losses.


DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each fund is a series of an open-end investment management company and is a diversified mutual fund. Each fund also follows the regulations set forth by the SEC that dictate the diversification requirements for money market mutual funds, as such regulations may be amended or interpreted from time to time. Each fund may invest up to 25% of its assets in "first tier" securities of a single issuer for a period of up to three business days.



FOREIGN SECURITIES involve additional risks, because they are issued by foreign entities, including foreign governments, banks and corporations or because they are traded principally overseas. Credit and liquidity supports also may be provided by foreign entities. Foreign securities in which a fund may invest include foreign entities that are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.


Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a fund will endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. These factors and others may increase the risks with respect to the liquidity of a fund, and its ability to meet a large number of shareholder redemption requests.

Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a fund to miss attractive investment opportunities. Losses to a fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for a fund.

ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

INTERFUND BORROWING AND LENDING allows the funds to borrow money from and/or lend money to other Schwab Funds(R). All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds.


LENDING of portfolio securities is a common practice in the securities industry. A fund will engage in security lending arrangements with the primary objective of increasing its income. For example, a fund may receive cash collateral and it may invest in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involve risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to the loaned securities may pass with the lending of the securities.

A fund may lend portfolio securities to qualified broker-dealers or other institutional investors provided that: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents or other appropriate instruments maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) a fund may at any time call the loan and obtain the return of the securities loaned; (3) a fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan).

MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, municipalities, corporations and financial institutions (like banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or these can be sold separately.

PROMISSORY NOTES are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.

PUTS, sometimes called demand features or guarantees, are agreements that allow the buyer of the put to sell a security at a specified price and time to the seller or "put provider." When a fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. Standby commitments are types of puts.


QUALITY OF INVESTMENTS. Each fund follows regulations set forth by the SEC that dictate the quality requirements for investments made by money market mutual funds, as such regulations may be amended or interpreted from time to time. These regulations require the funds to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the Board of Trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment adviser. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest category.

Should a security's high-quality rating change after purchase by a fund, the investment adviser would take such action, including no action, as determined to be in the best interest of the fund and as required by Rule 2a-7. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.

REPURCHASE AGREEMENTS involve a fund buying securities (usually U.S. government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed. Repurchase agreements will be "collateralized" by first tier securities in which the funds could invest directly. In addition, repurchase agreements collateralized entirely by U.S. government securities may be deemed to be collateralized fully pursuant to Rule 2a-7. Under certain circumstances, repurchase agreements that are fully collateralized by U.S. government securities may be deemed to be investments in U.S. government securities.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. For example, tender option bonds, commercial paper and other promissory notes may be issued under Section 4(2) of the Securities Act of 1933 and may be sold only to qualified institutional buyers, such as the funds, under Securities Act Rule 144A.

Restricted securities may be deemed liquid or illiquid. In order to be deemed liquid, a fund must be able to dispose of the security in the ordinary course of business at approximately the amount the fund has valued the security. In addition, the investment adviser must determine that an institutional or other market exists for these securities. In making this determination, the investment adviser may take into account any liquidity support associated with the security. It is not possible to predict with assurance whether the market for any restricted security will continue. Therefore, the investment adviser monitors a fund's investments in these securities, focusing on factors, such as valuation, liquidity and availability of information. To the extent a fund invests in restricted securities that are deemed liquid, the general level of illiquidity in a fund's portfolio may increase if buyers in that market become unwilling to purchase the securities.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund would sell a security in exchange for cash and enter into an agreement to repurchase the security at a specified future date and price. A fund generally retains the right to interest and principal payments on the security. If a fund uses the cash it obtains to invest in other securities, this may be considered a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund's portfolio securities.

SECURITIES OF OTHER INVESTMENT COMPANIES. Investment companies generally offer investors the advantages of diversification and professional investment management by combining shareholders' money and investing it in securities such as stocks, bonds and money market instruments. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. Because investment companies employ investment advisers and other service providers, investments by a fund into another investment company may cause shareholders to pay duplicative fees and incur expenses.

Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which a fund may invest in another investment company may be limited. With respect to investments in other mutual funds, the SEC has granted the Schwab Funds(R) an exemption from the limitations of the 1940 Act that restrict the amount of securities of underlying mutual funds a Schwab fund may hold, provided that certain conditions are met. The conditions requested by the SEC were designed to address certain abuses perceived to be associated with "funds of funds", including unnecessary costs (such as sales loads, advisory fees and administrative costs), and undue influence by the investing fund over the underlying fund. The conditions apply only when Schwab and its affiliates in the aggregate own more than 3% of the outstanding shares of any one underlying fund.


STRIPPED SECURITIES are securities whose income and principal components are detached and sold separately. While the risks associated with stripped securities are similar to other money market securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by the Federal Reserve Bank are obligations of the U.S. Treasury.


TEMPORARY DEFENSIVE INVESTMENTS. During unusual market conditions, the Schwab U.S. Treasury Money Fund(TM) may make investments that are not exempt from state and local income taxes as a temporary defensive measure.


U.S. GOVERNMENT SECURITIES. Many of the U.S. government securities that the funds may invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) are supported by limited lines of credit their issuers maintain with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities that a fund owns do not extend to shares of the fund itself. Although the risk of default with U.S. government securities is considered unlikely, any default on the part of a portfolio investment could cause fund's share price or yield to fall.

U.S. TREASURY SECURITIES are obligations of the U.S. Treasury and include bills, notes and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States government.

VARIABLE AND FLOATING RATE DEBT SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.

Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may make the securities more difficult to sell quickly without losses. There are risks involved with these securities because there may be no active secondary market for a particular variable rate demand security purchased by a fund. In addition, a fund may exercise only its demand rights at certain times. A fund could suffer losses in the event that the issuer defaults on its obligation.

Synthetic variable or floating rate securities include tender option bond receipts. Tender option bond receipts are derived from fixed-rate municipal bonds that are placed in a trust from which two classes of trust receipts are issued. These receipts represent proportionate interest in the underlying bonds. Interest payments are made on the bonds based upon a predetermined rate. Under certain circumstances, the holder of a trust receipt also may participate in any gain or loss on the sale of such bonds. Tender option bond trust receipts generally are structured as private placements and, accordingly, may be deemed to be restricted securities for purposes of a fund's investment limitations.

                             INVESTMENT LIMITATIONS

THE FOLLOWING INVESTMENT LIMITATIONS MAY BE CHANGED ONLY BY A VOTE OF A MAJORITY OF EACH FUND'S OUTSTANDING SHARES.


SCHWAB MONEY MARKET FUND(TM), SCHWAB GOVERNMENT MONEY FUND(TM), SCHWAB RETIREMENT ADVANTAGE MONEY FUND(TM) AND SCHWAB RETIREMENT MONEY FUND(R) MAY
NOT:


(1) Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(4) Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(7) Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(8) Purchase securities or make investments other than in accordance with its investment objectives and policies.

SCHWAB U.S. TREASURY MONEY FUND(TM), SCHWAB CASH RESERVES AND SCHWAB ADVISOR CASH RESERVES(TM) MAY NOT:


(1) Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(4) Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(7) Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.


SCHWAB GOVERNMENT CASH RESERVES(TM) MAY NOT:


(1) Purchase securities of any issuer unless consistent with its status as a diversified investment management company as defined by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(2) Concentrate investments in a particular industry or group of industries, or within one state, as concentration is defined under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(3) Purchase or sell commodities, commodities contracts, futures contracts, or real estate, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(4) Lend or borrow money, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(5) Underwrite securities, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(6) Pledge, mortgage or hypothecate any of its assets, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(7) Issue senior securities, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

SCHWAB VALUE ADVANTAGE MONEY FUND(R) MAY NOT:

(1) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(4) Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6) Purchase securities of any issuer unless consistent with the maintenance of its status as a diversified company under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(7) Borrow money, except to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE FUNDAMENTAL POLICIES AND RESTRICTIONS.

Diversification. Under the 1940 Act, a diversified fund, with respect to 75% of its total assets, may not purchase securities (other than U.S. government securities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer or it would own more than 10% of such issuer's outstanding voting securities. Money market funds that satisfy the applicable diversification requirements of Rule 2(a)(7) of the 1940 Act are deemed to satisfy the diversification requirements set forth above.

Borrowing. The 1940 Act presently restricts a fund from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.

Concentration. The SEC presently defines concentration as investing 25% or more of a fund's net assets in an industry or group of industries, with certain exceptions. Municipal securities are not deemed to be issued by an issuer from a single industry or group of industries.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The funds have adopted a fundamental policy that would permit direct investment in real estate. However, the funds have a non-fundamental investment limitation that prohibits them from investing directly in real estate. This non-fundamental policy may be changed only by vote of the funds' Board of Trustees.

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.

EACH FUND MAY NOT:

(1) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries.

(2) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.

(3)   Invest more than 10% of its net assets in illiquid securities.

(4) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

(6) Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

(7) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

(8) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the fund's acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing, any subsequent change in net assets or other circumstances does not require a fund to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a fund to exceed its limitation, the fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

                             MANAGEMENT OF THE FUNDS


The funds are overseen by a Board of Trustees. The trustees are responsible for protecting shareholder interests. The trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of each fund. The trustees met 7 times during the most recent fiscal year.



Certain trustees are "interested persons." A trustee is considered an interested person of the Trust under the 1940 Act if he or she is an officer, director, or an employee of Charles Schwab Investment Management, Inc. ("CSIM") or Charles Schwab & Co., Inc. ("Schwab"). A trustee also may be considered an interested person of the Trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation, a publicly traded company and the parent company of the funds' investment adviser and distributor.



This information is provided as of December 31, 2004. Each of the officers and/or trustees also serves in the same capacity as described for the Trust, for Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios (collectively referred to herein as the "Family of Investment Companies"), which as of December 31, 2004, included 53 funds.

On January 30, 2004, CSIM became the investment advisor of the Laudus Trust and the Laudus Variable Insurance Trust (the Family of Investment Companies, Laudus Trust and Laudus Variable Insurance Trust are collectively referred to herein as the "Fund Complex"). As of December 31, 2004, the Fund Complex consisted of 63 funds. Ms. Byerwalter and Mr. Hasler also serve as trustees for the Laudus Trust and Laudus Variable Insurance Trust, therefore, each of these trustees oversees all 63 funds in the Fund Complex. The address of each individual is 101 Montgomery Street, San Francisco, California 94104.



Each officer's and trustee's principal occupations during the past five years, other current directorships and affiliations, if any, with The Charles Schwab Corporation, Schwab and CSIM are as follows:



NAME AND DATE OF BIRTH   POSITION(S) WITH    TERM OF OFFICE       PRINCIPAL OCCUPATIONS          OTHER DIRECTORSHIPS
                            THE TRUST        AND LENGTH OF     DURING THE PAST FIVE YEARS
                                             TIME SERVED 1
                                          INDEPENDENT TRUSTEES

DONALD F. DORWARD        Trustee            Trustee of The     Chief Executive Officer,
September 23, 1931                          Charles Schwab     Dorward & Associates
                                            Family of Funds    (corporate management,
                                            since 1989.        marketing and
                                                               communications consulting
                                                               firm). From 1996 to 1999,
                                                               Executive Vice President
                                                               and Managing Director, Grey
                                                               Advertising. Prior to 1996,
                                                               President and Chief
                                                               Executive Officer, Allen &
                                                               Dorward Advertising.

ROBERT G. HOLMES         Trustee            Trustee of The     Chairman, Chief Executive
May 15, 1931                                Charles Schwab     Officer and Director,
                                            Family of Funds    Semloh Financial, Inc.
                                            since 1989.        (international financial
                                                               services and investment
                                                               advisory firm).



----------
1 Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

DONALD R. STEPHENS       Trustee            Trustee of The     Managing Partner, D.R.
June 28, 1938                               Charles Schwab     Stephens & Company
                                            Family of Funds    (investments). Prior to
                                            since 1989.        1996, Chairman and Chief
                                                               Executive Officer of North
                                                               American Trust (real estate
                                                               investment trust).

MICHAEL W. WILSEY        Trustee            Trustee of The     Chairman and Chief
August 18, 1943                             Charles Schwab     Executive Officer, Wilsey
                                            Family of Funds    Bennett, Inc. (real estate
                                            since 1989.        investment and management,
                                                               and other investments).

MARIANN BYERWALTER       Trustee            Trustee of The     Chairman of JDN Corporate     Ms. Byerwalter is on the
August 13, 1960                             Charles Schwab     Advisory LLC. From 1996 to    Board of Stanford
                                            Family of Funds    2001, Ms. Byerwalter was      University, America First
                                            since 2000.        the Vice President for        Companies, Omaha, NE
                                                               Business Affairs and Chief    (venture capital/fund
                                                               Financial Officer of          management), Redwood Trust,
                                                               Stanford University and, in   Inc. (mortgage finance),
                                                               2001, Special Advisor to      Stanford Hospitals and
                                                               the President of Stanford     Clinics, SRI International
                                                               University. 2                 (research), PMI Group, Inc.
                                                                                             (mortgage insurance),
                                                                                             Lucile Packard Children's
                                                                                             Hospital. She is also a
                                                                                             Trustee of Laudus Trust and
                                                                                             Laudus Variable Insurance
                                                                                             Trust (registered
                                                                                             investment companies). In
                                                                                             2005 she joined the board
                                                                                             of Pacific Life Insurance
                                                                                             Company.

WILLIAM A. HASLER        Trustee            Trustee of The     Mr. Hasler is Dean Emeritus   Mr. Hasler is on the Board
November 22, 1941                           Charles Schwab     of the Haas Schools of        of Aphton Corporation
                                            Family of Funds    Business at the University    (bio-pharmaceuticals),
                                            since 2000.        of California, Berkeley       Mission West Properties
                                                               (higher education). - Prior   (commercial real estate),
                                                               to August 1998,               Stratex Networks (a network
                                                                                             equipment


----------
2 Charles R. Schwab, an interested trustee (see below) has served as a Trustee of Stanford University since December 1993. From 1996 to 2001, Ms. Byerwalter was Chief Financial Officer of Stanford.

                                                               Mr. Hasler was Dean of this   corporation), TOUSA (home
                                                               institution.                  building), and Solectron
                                                                                             Corporation (manufacturing)
                                                                                             where he is also
                                                                                             Non-Executive Chairman. He
                                                                                             is also a Trustee of Laudus
                                                                                             Trust and Laudus Variable
                                                                                             Insurance Trust (registered
                                                                                             investment companies). Mr.
                                                                                             Hasler is also a Public
                                                                                             Governor and member of the
                                                                                             Executive Committee for
                                                                                             Pacific Stock & Options
                                                                                             Exchange.

GERALD B. SMITH          Trustee            Trustee of The     Since 1990, Chairman and      Mr. Smith is on the Board
September 28, 1950                          Charles Schwab     Chief Executive Officer and   of Cooper Industries
                                            Family of Funds    founder of Smith Graham &     (electrical products, tools
                                            since 2000.        Co. (investment advisors).    and hardware), and is
                                                                                             Chairman of the audit
                                                                                             committee of Northern
                                                                                             Border Partners, L.P.
                                                                                             (energy).

                                           INTERESTED TRUSTEES

CHARLES R. SCHWAB 3      Chairman and       Chairman and       Chairman, Chief Executive     Director, Siebel Systems (a
July 29, 1937            Trustee            Trustee of The     Officer and Director, The     software company) and Xign,
                                            Charles Schwab     Charles Schwab Corporation,   Inc. (a developer of
                                            Family of Funds    Charles Schwab & Co., Inc.;   electronic payment
                                            since 1989.        Chairman and Director,        systems); Trustee, Stanford
                                                               Charles Schwab Investment     University, since 1993;
                                                               Management, Inc.; Chairman,   Director, TrustMark, Inc.;
                                                               Charles Schwab Holdings       Director, The Gap, Inc.
                                                               (UK); Chief Executive         (clothing retailer), until
                                                               Officer and Director,         May 2004; Director, The
                                                               Schwab Holdings, Inc.;        Charles Schwab Trust
                                                               Chairman and Chief            Company, until July 2001;
                                                               Executive Officer, Schwab     Director, Audiobase, Inc.
                                                               (SIS) Holdings, Inc. I,       (full-service audio
                                                               Schwab International          solutions for the
                                                               Holdings, Inc.;               Internet), until March
                                                                                             2002; Director, Vodaphone
                                                                                             AirTouch PLC (a
                                                                                             telecommunications company)
                                                                                             until May 2002.



----------
3 In addition to his employment with the investment adviser and the distributor, Mr. Schwab also owns stock of The Charles Schwab Corporation. Mr. Schwab is an Interested Trustees because he is an employee of Schwab and/or the adviser.


                                                               Director, U.S. Trust
                                                               Corporation, United States
                                                               Trust Company of New York;
                                                               Co-Chief Executive Officer
                                                               until May 2003, The Charles
                                                               Schwab Corporation.

                                    OFFICERS

EVELYN DILSAVER          President and      Officer of The     Executive Vice President
May 4, 1955              Chief Executive    Charles Schwab     and President, Charles
                         Officer            Family of Funds    Schwab Investment
                                            since 2004.        Management, Inc. From June
                                                               2003 to July 2004, Ms.
                                                               Dilsaver was Senior Vice
                                                               President of the Asset
                                                               Management Products and
                                                               Services Enterprise, with
                                                               responsibility for product
                                                               development and
                                                               distribution. Prior to
                                                               this, Ms. Dilsaver was
                                                               Executive Vice President of
                                                               U.S. Trust, a subsidiary of
                                                               The Charles Schwab
                                                               Corporation, as their chief
                                                               financial officer and chief
                                                               administrative officer.

STEPHEN B. WARD          Senior Vice        Officer of The     Director, Senior Vice
April 5, 1955            President and      Charles Schwab     President and Chief
                         Chief Investment   Family of Funds    Investment Officer, Charles
                         Officer.           since 1991.        Schwab Investment
                                                               Management, Inc.; Chief
                                                               Investment Officer, The
                                                               Charles Schwab Trust
                                                               Company.

GEORGE PEREIRA           Treasurer and      Officer of The     From December 1999 to
June 9, 1964             Principal          Charles Schwab     November 2004, Mr. Pereira
                         Financial Officer  Family of Funds    was Sr. Vice President,
                                            since 2004.        Financial Reporting,
                                                               Charles Schwab & Co., Inc.
                                                               From September 1999 to
                                                               December 1999, Mr. Pereira
                                                               was Chief

                                                               Financial Officer,
                                                               Commerzbank Capital
                                                               Markets. Prior to September
                                                               1999, Mr. Pereira was
                                                               Managing Director at the
                                                               New York Stock Exchange.

KOJI E. FELTON           Secretary          Officer of The     Senior Vice President,
March 13, 1961                              Charles Schwab     Chief Counsel and Assistant
                                            Family of Funds    Corporate Secretary,
                                            since 1998.        Charles Schwab Investment
                                                               Management, Inc. Prior to
                                                               June 1998, Mr. Felton was a
                                                               Branch Chief in Enforcement
                                                               at the U.S. Securities and
                                                               Exchange Commission in San
                                                               Francisco.

RANDALL FILLMORE         Chief Compliance   Officer of The     Senior Vice President,
November 11, 1960        Officer            Charles Schwab     Institutional Compliance
                                            Family of Funds    and Chief Compliance
                                            since 2002.        Officer, Charles Schwab
                                                               Investment Management, Inc.
                                                               From 2002 to 2003, Mr.
                                                               Fillmore was Vice
                                                               President, Charles Schwab &
                                                               Co. and Charles Schwab
                                                               Investment Management, Inc.
                                                               From 2000 to 2002, Mr.
                                                               Fillmore was Vice President
                                                               of Internal Audit, Charles
                                                               Schwab & Co. Prior to 2000,
                                                               Mr. Fillmore was with
                                                               PricewaterhouseCoopers.

KIMON P. DAIFOTIS        Senior Vice        Officer of The     Senior Vice President and
July 10, 1959            President and      Charles Schwab     Chief Investment Officer --
                         Chief Investment   Family of Funds    Fixed Income, Charles
                         Officer.           since 2004.        Schwab Investment
                                                               Management, Inc. Prior to
                                                               2004, Mr. Daifotis was Vice
                                                               President and Sr. Portfolio
                                                               Manager, Charles Schwab
                                                               Investment Management, Inc.

JEFFREY M. MORTIMER      Senior Vice        Officer of The     Senior Vice President and
September 29, 1963       President and      Charles Schwab     Chief Investment Officer --
                         Chief Investment   Family of Funds    Equities, Charles Schwab
                         Officer.           since 2004.        Investment Management, Inc.
                                                               Prior to 2004, Mr. Mortimer
                                                               was Vice President and Sr.
                                                               Portfolio Manager, Charles
                                                               Schwab Investment
                                                               Management, Inc.



The continuation of a fund's investment advisory agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval.



Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the investment advisory agreement between the Trusts and CSIM (the "Agreement") with respect to existing funds in the Trusts. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the funds' investment adviser, as well as extensive data provided by third parties, and the Independent Trustees receive advice from counsel to the Independent Trustees.



At the August 31 and November 16, 2004 meetings, the trustees, including a majority of Independent Trustees, approved the Agreement based on consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the services provided to the funds under the Agreement; (2) the funds' expenses under the Agreement and how those expenses compared to those of other comparable mutual funds; (3) each fund's investment performance and how it compared to that of other comparable mutual funds; and (4) the profitability of CSIM and its affiliates, including Schwab, with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates.

First, with respect to the nature and quality of the services provided by CSIM to the funds, the trustees considered, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered how Schwab's extensive branch network, around-the-clock access, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees also considered Schwab's excellent reputation as a full service firm and its overall financial condition.


Second, with respect to the funds' expenses under the Agreement, the trustees considered each fund's net operating expense ratio in comparison to those of other comparable mutual funds, such "peer groups" and comparisons having been selected and calculated by an independent third party. The trustees also considered the existence of any economies of scale and whether those were passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. The trustees also considered information about average expense ratios of comparable mutual funds in each fund's respective peer group and the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap.



Third, with respect to fund performance, the trustees considered each fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. The trustees considered the composition of the peer group, selection criteria, and the reputation of the third party who prepared the analysis. In evaluating performance, the trustees considered both risk and shareholder risk expectations for a given fund.



Fourth, with regard to profitability, the trustees considered all compensation flowing to CSIM and its affiliates, directly or indirectly. The trustees also considered any benefits derived by the investment adviser from its relationship with the funds, such as investment information or other research resources. In determining profitability of CSIM and its affiliates, the trustees reviewed management's profitability analyses with the assistance of independent accountants. The trustees also considered whether the levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the funds by CSIM and its affiliates.



In its deliberation, the trustees did not identify any particular information that was all-important or controlling. Based on the trustees' deliberation and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.


                               TRUSTEE COMMITTEES


The Trust has an Audit/Portfolio Compliance Committee that is comprised of all of the Independent Trustees. This Committee reviews financial statements and other audit-related matters for the trusts; it does this at least quarterly and, if necessary, more frequently. The Committee met 4 times during the most recent fiscal year.



The Trust has a Nominating Committee that is comprised of all of the Independent Trustees, which meets as often as deemed appropriate by the Committee for the primary purpose of nominating persons to serve as members of the Board of Trustees. This Committee did not meet during the most recent fiscal year. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Trustees.


                              TRUSTEE COMPENSATION



The following table provides trustee compensation for the fiscal year ending December 31, 2004. This information is for the Fund Complex, which included 63 funds as of December 31, 2004.







                                             Pension or
                                             Retirement              ($)
                          Schwab          Benefits Accrued    Total Compensation
                          Family          as Part of Fund         from Fund
Name of Trustee          of Funds             Expenses             Complex
--------------------------------------------------------------------------------
                              "Interested Trustee"
Charles R. Schwab                0        N/A                        0

                             "Independent Trustees"

Mariann Byerwalter        $103,555        N/A                 $216,757

Donald F. Dorward         $103,555        N/A                 $161,755

William A. Hasler         $103,555        N/A                 $216,757

Robert G. Holmes          $103,555        N/A                 $161,755

Gerald B. Smith           $103,555        N/A                 $161,755

Donald R. Stephens        $103,555        N/A                 $161,755

Michael W. Wilsey          $99,565        N/A                 $155,665

                  SECURITIES BENEFICIALLY OWNED BY EACH TRUSTEE






The following tables provide each Trustee's equity ownership of a fund and ownership of all registered investment companies overseen by each Trustee in the Family of Investment Companies as of December 31, 2004. As of December 31, 2004, the Family of Investment Companies included 53 funds.



                                        Dollar Range of Trustee
                                         Ownership of the Fund:


                                                                                             Aggregate Dollar Range Of
                                                                               Schwab        Trustee Ownership In the
                                    Schwab           Schwab Government      U.S. Treasury      Family of Investment
Name of Trustee              Money Market Fund(TM)     Money Fund(TM)       Money Fund(TM)           Companies
---------------------------------------------------------------------------------------------------------------------
Charles R. Schwab                Over $100,000         $10,001-$50,000           None               Over $100,000
Mariann Byerwalter                  $1-$10,000                    None           None               Over $100,000
Donald F. Dorward                   $1-$10,000                    None           None             $10,001-$50,000
William A. Hasler                         None                    None           None            $50,001-$100,000
Robert G. Holmes              $50,001-$100,000                    None           None               Over $100,000
Gerald B. Smith                  Over $100,000                    None           None               Over $100,000
Donald R. Stephens               Over $100,000                    None           None               Over $100,000
Michael W. Wilsey                Over $100,000                    None           None               Over $100,000



                                                 Dollar Range of Trustee
                                                  Ownership of the Fund:




                                                                                          Schwab        Aggregate Dollar
                               Schwab                                                   Retirement      Range Of Trustee
                             Retirement          Schwab            Schwab Value          Advantage      Ownership In the
                               Money           Government         Advantage Money          Money      Family of Investment
Name of Trustee               Fund(R)       Cash Reserves(TM)         Fund(R)            Fund(TM)          Companies
--------------------------------------------------------------------------------------------------------------------------
Charles R. Schwab                None        Over $100,000          Over $100,000          None            Over $100,000
Mariann Byerwalter               None                 None          Over $100,000          None            Over $100,000
Donald F. Dorward                None                 None        $10,001-$50,000          None         $ 10,001-$50,000
William A. Hasler                None                 None       $50,001-$100,000          None         $50,001-$100,000
Robert G. Holmes                 None                 None          Over $100,000          None            Over $100,000
Gerald B. Smith                  None                 None                   None          None            Over $100,000
Donald R. Stephens               None                 None          Over $100,000          None            Over $100,000
Michael W. Wilsey                None                 None          Over $100,000          None            Over $100,000

                           DEFERRED COMPENSATION PLAN


Independent Trustees may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the Trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would have if the fees credited to the account had been invested in the shares of Schwab Funds(R) selected by the trustee. Currently, none of the Independent Trustees has elected to participate in this plan.


                                 CODE OF ETHICS

The funds, their investment adviser and Schwab have adopted a Code of Ethics
(Code) as required under the 1940 Act. Subject to certain conditions or restrictions, the Code permits the trustees, directors, officers or advisory representatives of the funds or the investment adviser or the directors or officers of Schwab to buy or sell directly or indirectly securities for their own accounts. This includes securities that may be purchased or held by the funds. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser's Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.

                DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES

Charles Schwab Investment Management ("CSIM"), as an investment adviser, is generally responsible for voting proxies with respect to the securities held in accounts of investment companies for which it provides discretionary investment management services. CSIM's Proxy Committee exercises and documents CSIM's responsibility with regard to voting of client proxies (the "Proxy Committee"). The Proxy Committee is composed of representatives of CSIM's Compliance, Fund Administration, Legal and Portfolio Management Departments, and chaired by CSIM's Chief Investment Officer. The Chairman of the Committee may appoint the remaining members of the Committee. The Proxy Committee reviews and, as necessary, may amend periodically these Procedures to address new or revised proxy voting policies or procedures. The policies stated in these Proxy Voting Policy and Procedures (the "CSIM Proxy Procedures") pertain to all of CSIM's clients.


The Boards of Trustees (the "Trustees") of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios (collectively, the "Funds" or "Schwab Funds") has delegated the responsibility for voting proxies to CSIM through their respective Investment Advisory and Administration Agreements. The Trustees have adopted these Proxy Procedures with respect to proxies voted on behalf of the various Schwab Funds portfolios. CSIM will present amendments to the Trustees for approval. However, there may be circumstances where the Proxy Committee deems it advisable to amend the Proxy Procedures between regular Schwab Funds Board meetings. In such cases, the Trustees will be asked to ratify any changes at the next regular meeting of the Board.


To assist CSIM in its responsibility for voting proxies and the overall proxy voting process, CSIM has retained Institutional Shareholder Services ("ISS") as an expert in the proxy voting and corporate governance area. ISS is an independent company that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided by ISS include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping.

PROXY VOTING POLICY

For investment companies and other clients for which CSIM exercises its responsibility for voting proxies, it is CSIM's policy to vote proxies in the manner that CSIM and the Proxy Committee determine will maximize the economic benefit to CSIM's clients. In furtherance of this policy, the Proxy Committee has received and reviewed ISS's written proxy voting policies and procedures ("ISS's Proxy Procedures") and has determined that ISS's Proxy Procedures are consistent with the CSIM Proxy Procedures and CSIM's fiduciary duty with respect to its clients. The Proxy Committee will review any material amendments to ISS's Proxy Procedures to determine whether such procedures continue to be consistent with the CSIM Proxy Voting Procedures, and CSIM's fiduciary duty with respect to its clients.

Except under the circumstances described below, the Proxy Committee will delegate to ISS responsibility for voting proxies, including timely submission of votes, on behalf of CSIM's clients in accordance with ISS's Proxy Procedures.

For proxy issues that are not addressed by ISS's Proxy Procedures or are determined by the Proxy Committee or the applicable portfolio manager or other relevant portfolio management staff to raise significant concerns with respect to the accounts of CSIM clients, the Proxy Committee will review the analysis and recommendation of ISS. Examples of factors that could cause a matter to raise significant concerns include, but are not limited to: issues whose outcome has the potential to materially affect the company's industry, or regional or national economy, and matters which involve broad public policy developments which may similarly materially affect the environment in which the company operates. The Proxy Committee also will solicit input from the assigned portfolio manager and other relevant portfolio management staff for the particular portfolio security. After evaluating all such recommendations, the Proxy Committee will decide how to vote the shares and will instruct ISS to vote consistent with its decision. The Proxy Committee has the ultimate responsibility for making the determination of how to vote the shares in order to maximize the value of that particular holding.

      Conflicts of Interest. For all proxy issues, whether routine or non-routine, that present material conflicts of interest between CSIM, and/or any of its affiliates, and CSIM's clients, CSIM will delegate to ISS responsibility for voting such proxies in accordance with ISS's Proxy Procedures. The CSIM Legal Department is responsible for developing procedures to identify material conflicts of interest.

      Voting Foreign Proxies. CSIM has arrangements with ISS for voting proxies. However, voting proxies with respect to shares of foreign securities may involve significantly greater effort and corresponding cost than voting proxies with respect to domestic securities, due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Problems voting foreign proxies may include the following:

      -     proxy statements and ballots written in a foreign language;
      -     untimely and/or inadequate notice of shareholder meetings;
      -     restrictions of foreigner's ability to exercise votes;
      -     requirements to vote proxies in person;
      -     the imposition of restrictions on the sale of securities for a period of time in proximity to the shareholder meeting;
      -     requirements to provide local agents with power of attorney to facilitate CSIM's voting instructions.

In consideration of the foregoing issues, ISS uses its best-efforts to vote foreign proxies. As part of its ongoing oversight, the Proxy Committee will monitor the voting of foreign proxies to determine whether all reasonable steps are taken to vote foreign proxies. If the Proxy Committee determines that the cost associated with the attempt to vote outweighs the potential benefits clients may derive from voting, the Proxy Committee may decide not to attempt to vote.

      Sub-Advisory Relationships. For investment companies or other clients that CSIM has delegated day-to-day investment management responsibilities to an investment adviser, CSIM may delegate its responsibility to vote proxies with respect to such investment companies' or other clients' securities. Each Sub-adviser to whom proxy voting responsibility has been delegated will be required to review all proxy solicitation material and to exercise the voting rights associated with the securities as it has been allocated in the best interest of each investment company and its shareholders, or other client. Prior to delegating the proxy voting responsibility, CSIM will review each sub-adviser's proxy voting policy to ensure that each Sub-adviser's proxy voting policy is generally consistent with the maximization of economic benefits to the investment company or other client.

REPORTING AND RECORD RETENTION

CSIM will maintain, or cause ISS to maintain, records which identify the manner in which proxies have been voted (or not voted) on behalf of CSIM clients. CSIM will comply with all applicable rules and regulations regarding disclosure of its or its clients proxy voting records and procedures.

CSIM will retain all proxy voting materials and supporting documentation as required under the Investment Advisers Act of 1940 and the rules and regulations thereunder.

PROXY COMMITTEE QUORUM

Attendance by four members (or their respective designates) constitutes a quorum.

ISS PROXY VOTING GUIDELINES SUMMARY

The following is a concise summary of ISS's current proxy voting policy guidelines.

1. AUDITORS

Vote CASE-BY-CASE on shareholder proposals on auditor rotation, taking into account these factors:

-     Tenure of the audit firm
- Establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price
-     Length of the rotation period advocated in the proposal
-     Significant audit-related issues
-     Number of audit committee meetings held each year
-     Number of financial experts serving on the committee

2. BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Generally, vote CASE-BY-CASE. But WITHHOLD votes from:

- Insiders and affiliated outsiders on boards that are not at least majority independent
- Directors who sit on more than six boards, or on more than two public boards in addition to their own if they are CEOs of public companies

- Directors who adopt a poison pill without shareholder approval since the company's last annual meeting and there is no requirement to put the pill to shareholder vote within 12 months of its adoption?
- Directors who serve on the compensation committee when there is a negative correlation between chief executive pay and company performance (fiscal year end basis)
- Directors who have failed to address the issue(s) that resulted in any of the directors receiving more than 50% withhold votes out of those cast at the previous board election

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote FOR shareholder proposals asking that the chairman and CEO positions be separated (independent chairman), unless the company has a strong countervailing governance structure, including a lead director, two-thirds independent board, all independent key committees, and established governance guidelines. Additionally, the company should not have underperformed its peers.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the ISS definition of independence.

OPEN ACCESS (SHAREHOLDER RESOLUTION)

Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent's rationale.

3. SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election. In proxy contests, support confidential voting proposals only if dissidents agree to the same policy that applies to management.

4. PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

REIMBURSING PROXY SOLICITATION EXPENSES

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5. POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6. MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7. REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8. CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

- It is intended for financing purposes with minimal or no dilution to current shareholders
- It is not designed to preserve the voting power of an insider or significant shareholder

9. EXECUTIVE AND DIRECTOR COMPENSATION

ISS applies a quantitative methodology, but for Russell 3000 companies will also apply a pay-for-performance overlay in assessing equity-based compensation plans.

Vote AGAINST a plan if the cost exceeds the allowable cap.

Vote FOR a plan if the cost is reasonable (below the cap) unless any of the following conditions apply:

- The plan expressly permits repricing of underwater options without shareholder approval; or
- There is a disconnect between the CEO's pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on
- The company's most recent three-year burn rate is excessive and is an outlier within its peer group

A company that has triggered the burn rate policy may avoid an AGAINST vote recommendation, if it commits to meet the industry average burn rate over the next three years. The above general voting guidelines for pay for performance may change if the compensation committee members can demonstrate improved performance in an additional public filing such as a DEFA 14A or 8K. To demonstrate improved performance, committee members should review all components of a CEO's compensation and prepare a tally sheet with dollar amounts under various payout scenarios. The committee should also have the sole authority to hire and fire outside compensation consultants.

DIRECTOR COMPENSATION

Before recommending a vote FOR a director equity plan, ISS will review the company's proxy statement for the following qualitative features:

- Stock ownership guidelines (a minimum of three times the annual cash retainer)
- Vesting schedule or mandatory holding/deferral period (minimum vesting of three years for stock options or restricted stock)
-     Balanced mix between cash and equity
-     Non-employee directors should not receive retirement benefits/perquisites
-     Detailed disclosure of cash and equity compensation for each director

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

-     Historic trading patterns
-     Rationale for the repricing
-     Value-for-value exchange
-     Option vesting
-     Term of the option
-     Exercise price
-     Participation
-     Treatment of surrendered options

QUALIFIED EMPLOYEE STOCK PURCHASE PLANS

Vote on qualified employee stock purchase plans on a CASE-BY-CASE basis.

Vote FOR qualified employee stock purchase plans where all of the following apply:

-     Purchase price is at least 85 percent of fair market value
-     Offering period is 27 months or less, and
-     Potential voting power dilution (VPD) is 10 percent or less.

Vote AGAINST qualified employee stock purchase plans where any of the opposite conditions occur.

NONQUALIFIED EMPLOYEE STOCK PURCHASE PLANS

Vote on nonqualified employee stock purchase plans on a CASE-BY-CASE basis.

Vote FOR nonqualified plans with all the following features:

-     Broad-based participation
- Limits on employee contribution (a fixed dollar amount or a percentage of base salary)
- Company matching contribution up to 25 percent of employee's contribution, which is effectively a discount of 20 percent from market value
- No discount on the stock price on the date of purchase since there is a company matching contribution

Vote AGAINST nonqualified employee stock purchase plans if they do not meet the above criteria.

SHAREHOLDER PROPOSALS ON COMPENSATION

Generally vote CASE-BY-CASE, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. But generally vote FOR shareholder proposals that:

      - Advocate the use of performance-based awards like indexed, premium-priced, and performance-vested options or performance-based shares, unless the proposal is overly restrictive or the company already substantially uses such awards.
      - Call for a shareholder vote on extraordinary benefits contained in Supplemental Executive Retirement Plans (SERPs).

10. SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

Vote:

-     FOR proposals for the company to amend its Equal Employment Opportunity
      (EEO) Statement to include reference to sexual orientation, unless the change would result in excessive costs for the company.
- AGAINST resolutions asking for the adopting of voluntary labeling of ingredients or asking for companies to label until a phase out of such ingredients has been completed.
- CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, with consideration of the risks associated with certain international markets, the utility of such a report to shareholders, and the existence of a publicly available code of corporate conduct that applies to international operations.


The Trust is required to disclose annually the funds' complete proxy voting record on Form N-PX. The funds' proxy voting record for the most recent 12 month period ended June 30th is available by visiting the Schwab website at www.schwab.com/schwabfunds. The funds' Form N-PX is also available on the SEC's website at www.sec.gov.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of April 14, 2005 the officers and trustees of the trust, as a group, owned of record or beneficially, less than 1% of the outstanding voting securities of any class of each fund.



As of March 31, 2005, the following represents persons or entities that owned more than 5% of the outstanding voting securities of any class of each fund:



SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND
S Graves & Conner                                                             5%
Liqui-Box Corp Employees
PS & Salary Deferral Plan
6950 Worthington Galena Rd
P.O. Box 494
Worthington, OH 43085

The Charles Schwab Trust Co.                                                 33%
425 Market Street, 7th Floor
San Francisco, CA 94105

SCHWAB RETIREMENT MONEY FUND
M Mintz & JKleinman TTEE                                                      9%
Dickstein Shapiro Morin & Oshi
2101 L Street NW
Washington, DC 20037


                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco, CA 94104, serves as the funds' investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the Trust. Schwab is an affiliate of the investment adviser and is the Trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.

For its advisory and administrative services to the funds, the investment adviser is entitled to receive a graduated annual fee payable monthly based on each fund's average daily net assets as described below.

First $1 billion -- 0.38%
More than $1 billion but not exceeding $10 billion -- 0.35%
More than $10 billion but not exceeding $20 billion -- 0.32%
More than $20 billion but not exceeding $40 billion -- 0.30%
More than $40 billion -- 0.27%

For the fiscal years ended December 31, 2002, 2003 and 2004, Schwab Value Advantage Money Fund(R) paid net investment advisory fees of $93,535,000 (fees were reduced by $39,489,000), $78,509,000 (fees were reduced by) $37,912,000 and
$60,536,000 (fees were reduced by $31,187,000), respectively.



For the fiscal years ended December 31, 2002, 2003 and 2004, the Schwab Money Market Fund(TM) paid net investment advisory fees of $139,090,000 (fees were reduced by $15,808,000), $143,227,000 (fees were reduced by $15,320,000) and
$132,398,000 (fees were reduced by $14,284,000), respectively.



For the fiscal years ended December 31, 2002, 2003 and 2004, Schwab Government Money Fund(TM) paid net investment advisory fees of $8,859,000 (fees were reduced by $2,626,000), $8,526,000 (fees were reduced by $2,533,000) and
$7,834,000 (fees were reduced by $2,301,000), respectively.



For the fiscal years ended December 31, 2002, 2003 and 2004, Schwab U.S. Treasury Money Fund(TM) paid net investment advisory fees of $7,311,000 (fees were reduced by $6,959,000), $7,600,000 (fees were reduced by $7,178,000) and
$7,648,000 (fees were reduced by $7,154,000), respectively.



For the fiscal years ended December 31, 2002 2003 and 2004, Schwab Retirement Advantage Money Fund(TM) paid net investment advisory fees of $2,040,000 (fees were reduced by $1,101,000), $2,222,000 (fees were reduced by $1,128,000) and
$1,764,000 (fees were reduced by $968,000), respectively.



For the fiscal years ended December 31, 2002, 2003 and 2004, Schwab Retirement Money Fund(R) paid net investment advisory fees of $2,026,000 (fees were reduced by $0), $2,263,000 (fees were reduced by $0) and $2,084,000 (fees were reduced by $0), respectively.



For the fiscal years ended December 31, 2002, 2003 and 2004, Schwab Government Cash Reserves(TM) paid net investment advisory fees of $1,281,000 (fees were reduced by $920,000), $580,000 (fees were reduced by $1,855,000) and $95,000
(fees were reduced by $2,228,000), respectively.



From August 12, 2004 (commencement of operation) through December 31, 2004, Schwab Cash Reserves paid net investment advisory fees of $12,000 (fees were reduced by $148,000).



From August 19, 2004 (commencement of operation) through December 31, 2004, Schwab Advisor Cash Reserves paid net investment advisory fees of $1,856,000 (fees were reduced by $1,440,000).



Schwab and the investment adviser have agreed to limit the Schwab Money Market Fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.74% through December 31, 2005. Schwab and the investment adviser have agreed to limit the Schwab Money Market Fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.73% for the period January 1, 2006 through December 31, 2006.



Schwab and the investment adviser have agreed to limit the Schwab Government Money Fund(TM) and Schwab U.S. Treasury Money Fund's(TM) net operating expenses (excluding interest, taxes, and certain non-routine expenses) to 0.75% and 0.65%, respectively, through April 29, 2006.



Schwab and the investment adviser have agreed to limit the Schwab Retirement Advantage Money Fund's(TM) "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.49% through April 29, 2006.

Schwab and the investment adviser have agreed to limit the Schwab Value Advantage Money Fund(R) -- Investor Shares' "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.45% through April 29, 2006.



Schwab and the investment adviser have agreed to limit "net operating expenses" for the Institutional Shares and Select Shares(R) of Schwab Value Advantage Money Fund (excluding interest, taxes and certain non--routine expenses) to 0.24% and 0.35%, respectively, through April 29, 2006.



Schwab and the investment adviser have agreed to limit the Schwab Government Cash Reserves'(TM) "net operating expenses" (excluding interest, taxes and certain non--routine expenses) to 0.65% through April 29, 2006.



Schwab and the investment adviser have agreed to limit the Schwab Cash Reserves, Schwab Advisor Cash Reserves(TM) -- Sweep Shares and Schwab Advisor Cash Reserves(TM) -- Premier Sweep Shares "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.69%, 0.69% and 0.59%, respectively, through April 29, 2006.


The amount of the expense cap is determined in coordination with the Board of Trustees, and the expense cap is intended to limit the effects on shareholders of expenses incurred in the ordinary operation of a fund. The expense cap is not intended to cover all fund expenses, and a fund's expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest and taxes, nor does it cover extraordinary or non-routine expenses, if any, such as shareholder meeting costs.

                                   DISTRIBUTOR

Pursuant to an agreement, Schwab is the principal underwriter for shares of the funds and is the Trust's agent for the purpose of the continuous offering of the funds' shares. Each fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the agreement.

                    SHAREHOLDER SERVICES AND TRANSFER AGENT


Schwab provides fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the funds' prospectuses, financial reports and other informational literature about the funds. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets Schwab Funds(R) and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.



For the services performed as transfer agent under its contract with the Schwab Government Cash Reserves(TM), Schwab Government Money Fund(TM), Schwab U.S. Treasury Money Fund(TM) and Schwab Money Market Fund(TM), Schwab is entitled to receive an annual fee from each fund, payable monthly in the amount of 0.25% of each fund's average daily net assets.



For the services performed as transfer agent under its contract with the Schwab Retirement Money Fund(R) and Schwab Retirement Advantage Money Fund(TM),
Schwab is entitled to receive an annual fee from each fund, payable monthly in the amount of 0.05% of each fund's average daily net assets.

For the services performed as transfer agent under its contract with the Schwab Value Advantage Money Fund(R), Schwab is entitled to receive an annual fee from each of the Investor Shares, Select Shares(R) and Institutional Shares of the fund, payable monthly in the amount of 0.05% of the average daily net assets of each class.



For the services performed as transfer agent under its contract with the Schwab Cash Reserves and Schwab Advisor Cash Reserves(TM) -- Sweep Shares and Premier Sweep Shares, Schwab is entitled to receive an annual fee from each share class of the fund, payable monthly in the amount of 0.25% of the average daily net assets of each class.



For the services performed as shareholder services agent under its contract with the Schwab Retirement Money Fund(R), Schwab Government Cash Reserves(TM), Schwab Government Money Fund(TM), Schwab U.S. Treasury Money Fund(TM) and Schwab Money Market Fund(TM), Schwab is entitled to receive an annual fee from each fund. The fee is payable monthly in the amount of 0.20% of the average daily net assets of each fund.



For the services performed as shareholder services agent under its contract with of the Schwab Retirement Advantage Money Fund(TM), Schwab is entitled to receive an annual fee payable monthly in the amount of 0.17% of the average daily net assets of each fund.



For the services performed as shareholder services agent under its contract with the Schwab Value Advantage Money Fund(R), Schwab is entitled to receive an annual fee from each of the Investor Shares, Select Shares, and Institutional Shares of the fund, payable monthly in the amount of 0.17% of the average daily net assets of each class.



For the services performed as shareholder services agent under its contract with the Schwab Cash Reserves and Schwab Advisor Cash Reserves(TM) -- Sweep Shares and Premier Sweep Shares, Schwab is entitled to receive an annual fee from each share class of the fund, payable monthly in the amount of 0.20% of the average daily net assets of each class.


                              TRANSACTION SERVICES


Pursuant to a Transaction Services Agreement, Schwab arranges for shareholders of Schwab Government Cash Reserves(TM) to have various manual and electronic means by which they can use their fund accounts to cover obligations incident to checking account, Automated Clearing House, automated teller machine and debit card transactions. For its services under the Transaction Services Agreement, Schwab receives transaction-based fees for which it bills the fund monthly. For the fiscal year ended December 31, 2004, Schwab received $3,092,000 as compensation under the Transaction Services Agreement.



                          CUSTODIAN AND FUND ACCOUNTANT



PFPC Trust Company, 8800 Tinicum Blvd., Third Floor Suite 200, Philadelphia, PA 19153, serves as custodian for the funds, and PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809, serves as fund accountant.


The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The fund accountant maintains the books and records related to each fund's transactions.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The funds' independent registered public accounting firm, PricewaterhouseCoopers LLP, audits and reports on the annual financial statements of each series of the Trust and reviews certain regulatory reports and each fund's federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when the Trust engages them to do so. Their address is 333 Market Street, San Francisco, CA 94105. Each fund's audited financial statements for the fiscal year ended December 31, 2004, are included in the fund's annual report that is supplied with the SAI.



                                  LEGAL COUNSEL



Morgan, Lewis & Bockius LLP serves as counsel to the Trust.


                                 OTHER EXPENSES

The funds pay other expenses that typically are connected with the Trust's operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the funds. Expenses not directly attributable to a particular fund will generally be allocated among the funds in the Trust on the basis of each fund's relative net assets at the time the expense is incurred.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the funds' portfolio turnover rate for reporting purposes is expected to be near zero.


                          PORTFOLIO HOLDINGS DISCLOSURE



The funds' Board of Trustees has approved policies and procedures that govern the timing and circumstances regarding the disclosure of fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the funds' portfolio securities is in the best interests of fund shareholders, and include procedures to address conflicts between the interests of the funds' shareholders, on the one hand, and those of the funds' investment adviser, principal underwriter or any affiliated person of the funds, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the president of the funds to authorize the release of the funds' portfolio holdings, as necessary, in conformity with the foregoing principles.



A complete list of each fund's portfolio holdings is published on the Schwab Funds(R) website at www.schwab.com/schwabfunds, under "Prospectuses and Reports", typically 60-80 days after the end of each fund's fiscal quarter. The portfolio holdings information available on the Schwab Funds' website is the same that is filed with the Securities and Exchange Commission on Form N-Q or Form N-CSR. In addition, each fund's top ten holdings list is posted on the Schwab Funds website monthly, typically with a 10-day lag. In addition to the top ten holdings information, the funds also provide on the website monthly information regarding certain attributes of a Fund's portfolio, such as a fund's sector weightings, portfolio composition, credit quality and duration and maturity, as applicable. The information on the website is publicly available to all categories of persons.

Each fund may disclose portfolio holdings information to certain persons and entities prior to and more frequently than the public disclosure of such information ("early disclosure"). The president may authorize early disclosure of portfolio holdings information to such parties at differing times and/or with different lag times provided that (a) the president of the funds determines that the disclosure is in the best interests of the funds and that there are no conflicts of interest between the fund's shareholders and fund's adviser and distributor; and (b) the recipient is, either by contractual agreement or otherwise by law, required to maintain the confidentiality of the information.



Currently, Callan Associates, Inc. receives early disclosure of portfolio holdings information. Callan Associates provides consulting services to the Committee for the Charles Schwab Employee Benefit Administrative Committee in connection with the company's 401(k) plan. Callan receives the funds' portfolio holdings on a calendar quarterly basis with a lag typically of 30 days. Neither the fund nor any other party receives compensation or other consideration from Callan Associates in connection with this arrangement. Pursuant to a confidentiality agreement entered into between Callan and the trusts, Callan is required to maintain the confidentiality of the portfolio holdings information and will not allow any of its employees or agents to use such information as a basis for trading in securities or making investment decisions or recommendations.



In addition, the funds' service providers including, without limitation, the custodian, fund accountant, transfer agent, auditor, proxy voting service provider, pricing information venders, publisher, printer and mailing agent may receive early disclosure of portfolio holdings information in connection with the services they perform for the funds.



The funds' policies and procedures prohibit the funds, the funds' investment adviser or any related party from receiving any compensation or other consideration in connection with the disclosure of portfolio holdings information.


                             PORTFOLIO TRANSACTIONS

Each of the funds paid no brokerage commissions during the last three fiscal years.

The investment adviser makes decisions with respect to the purchase and sale of portfolio securities on behalf of a fund. The investment adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. Purchases and sales of securities on a stock exchange or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Purchases and sales of fixed income securities may be transacted with the issuer, the issuer's underwriter, or a dealer. A fund does not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The prices a fund pays to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which the funds invest are traded primarily in the over-the-counter market and or purchased directly from the issuer or an underwriter or market maker. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked price. It is expected that the cost of executing portfolio securities transactions of the funds will primarily consist of dealer spreads and underwriting commissions.

The investment adviser seeks to obtain the best overall execution in executing portfolio transactions. The investment adviser may take a number of factors into account in selecting brokers or dealers to execute these transactions. Such factors may include, without limitation, the following: execution price; brokerage commission or dealer spread; size or type of the transaction; nature or character of the markets; clearance or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading capabilities; willingness to execute related or unrelated difficult transactions in the future; order of call; or provision of additional brokerage or research services or products.

The investment adviser may cause a fund to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser may receive brokerage and research services or products in connection with certain riskless transactions, in accordance with applicable SEC guidelines. In both instances, these services or products may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The investment adviser may use research services furnished by brokers or dealers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions or spreads to the broker or dealer providing such services.

The investment adviser may receive a service from a broker or dealer that has both a "research" and a "non-research" use. When this occurs, the investment adviser will make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the investment adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser faces a potential conflict of interest, but the investment adviser believes that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.

A fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances.

The investment adviser may place orders with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable a fund to trade directly with other institutional holders. At times, this may allow a fund to trade larger blocks than would be possible trading through a single market maker.

The investment adviser may aggregate securities sales or purchases among two or more clients. Investment adviser will not aggregate transactions unless it believes such aggregation is consistent with its duty to seek best execution for each affected client and is consistent with the terms of the investment advisory agreement for such client. In any single transaction in which purchases and/or sales of securities of any issuer for the account of a fund are aggregated with other accounts managed by the investment adviser, the actual prices applicable to the transaction will be averaged among the accounts for which the transaction is effected, including the account of the fund.

In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the funds on securities exchanges, the investment adviser follows procedures, adopted by the Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.

                             REGULAR BROKER-DEALERS


Each fund's regular broker-dealers during its most recent fiscal year are: (1) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the fund; (2) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (3) the ten broker-dealers that sold the largest dollar amount of the fund's shares. During the fiscal year ended December 31, 2004, certain of the funds purchased securities issued by their respective regular broker-dealers, as indicated below:



          Regular Broker-Dealer                         Value of Fund's Holdings
                                                         as of December 31, 2004
SCHWAB MONEY MARKET FUND(TM)
Bank of America Corp.                                             $1,951,098,000
UBS Paine Webber Group, Inc.                                      $1,329,869,000
Citigroup Global Markets Holdings, Inc.                             $886,824,000
Goldman Sachs Group, Inc.                                           $678,000,000
Morgan Stanley                                                      $597,333,000
Chase Manhattan Bank (USA)                                          $350,000,000
Credit Suisse First Boston                                          $342,000,000
Bear Stearns & Co., Inc.                                            $199,850,000



          Regular Broker-Dealer                         Value of Fund's Holdings
                                                         as of December 31, 2004
SCHWAB VALUE ADVANTAGE MONEY FUND(R)
Bank of America Corp.                                             $1,071,475,000
Citigroup Global Markets Holdings, Inc.                             $662,658,000
UBS Paine Webber Group, Inc.                                        $449,953,000
Credit Suisse First Boston                                          $271,000,000
Goldman Sachs Group, Inc.                                           $206,000,000
Chase Manhattan Bank (USA)                                          $200,000,000
Bear Stearns & Co., Inc.                                             $75,941,000






          Regular Broker-Dealer                         Value of Fund's Holdings
                                                         as of December 31, 2004
SCHWAB RETIREMENT ADVANTAGE MONEY FUND(TM)
Citigroup Global Markets Holdings, Inc.                              $28,947,000

Bank of America Corp                                                 $20,939,000
Morgan Stanley                                                        $8,977,000
Goldman Sachs Group, Inc.                                             $6,000,000
Merrill Lynch                                                         $5,000,000
Credit Suisse First Boston                                            $3,000,000



          Regular Broker-Dealer                         Value of Fund's Holdings
                                                         as of December 31, 2004
SCHWAB RETIREMENT MONEY FUND(R)
Citigroup Global Markets Holdings, Inc.                              $13,988,000
Bank of America Corp.                                                 $7,483,000
Morgan Stanley                                                        $6,983,000
Credit Suisse First Boston                                            $5,000,000
Merrill Lynch                                                         $5,000,000
Goldman Sachs Group, Inc.                                             $4,000,000



          Regular Broker-Dealer                         Value of Fund's Holdings
                                                         as of December 31, 2004
SCHWAB CASH RESERVES
Bank of America Corp.                                                 $6,990,000
Citigroup Global Markets Holdings, Inc.                               $2,999,000
Credit Suisse First Boston                                            $1,000,000
Goldman Sachs Group, Inc.                                             $1,000,000



          Regular Broker-Dealer                         Value of Fund's Holdings
                                                         as of December 31, 2004
SCHWAB ADVISOR CASH RESERVES(TM)
Citigroup Global Markets Holdings, Inc.                             $148,689,000
Bank of America Corp.                                               $124,815,000
Morgan Stanley                                                       $49,909,000
Credit Suisse First Boston                                           $40,000,000
Goldman Sachs Group, Inc.                                            $29,000,000
UBS Paine Webber Group, Inc.                                         $15,000,000
Bear Stearns & Co., Inc.                                             $11,993,000


                            DESCRIPTION OF THE TRUST

Each fund is a series of The Charles Schwab Family of Funds, an open-end investment management company organized as a Massachusetts business Trust on October 20, 1989.




The funds may hold special meetings of shareholders, which may cause the funds to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

The bylaws of the Trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business Trust could, under certain circumstances, be held personally liable for the Trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the Trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder. Moreover, the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations. There is a remote possibility that a fund could become liable for a misstatement in the prospectus or SAI about another fund.

As more fully described in each Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value per share as determined in accordance with the bylaws.

           PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF
                             SHAREHOLDER DOCUMENTS

                  PURCHASING AND REDEEMING SHARES OF THE FUNDS


The funds are open each day that both the New York Stock Exchange (NYSE) and the Federal Reserve Bank of New York (the Fed) are open. The NYSE's trading session is normally conducted from 9:30 a.m. Eastern time until 4:00 p.m. Eastern time, Monday through Friday, although some days, such as in advance of and following holidays, the NYSE's trading sessions closes early. The funds reserve the right to open for business on days the NYSE is closed but the Fed is open. The following holiday closings are currently scheduled for 2005: New Year's Day, Martin Luther King Jr.'s Birthday (observed), Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (observed), Veterans' Day (observed), Thanksgiving Day and Christmas Day. On any day that the Fed, NYSE or principal government securities markets close early, the funds reserve the right to advance the time by which purchase, redemption and exchange orders must be received by the funds' transfer agent.

As long as the funds or Schwab follow reasonable procedures to confirm that your telephone or Internet order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or confirmation before acting upon any telephone or Internet order, providing written confirmation of telephone or Internet orders and tape recording all telephone orders.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.


The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by each fund or share class. Each fund's minimum initial and additional investments and minimum balance requirements, if any, are set forth in the prospectus. These minimums may be waived for clients of Schwab Institutional and Schwab Corporate Services retirement plans. These minimums may also be waived for certain other investors, including trustees, officers and employees of Schwab, and for certain investment programs, including programs for retirement savings, education savings, or charitable giving. Schwab may receive other compensation for providing services to these clients, investors and programs. The minimums may be changed without prior notice.


Each fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares". A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash.

                         EXCHANGING SHARES OF THE FUNDS


Shares of any Schwab Funds, including any class of shares, may be sold and the shares of any other Schwab Funds or class purchased, provided the minimum investment and any other requirement of the fund or class purchased are satisfied. Without limiting this privilege, "an exchange order," which is a simultaneous order to sell shares of one fund or class and automatically invest the proceeds in another fund or class, may not be executed between shares of Sweep Investments(R) and shares of non-Sweep Investments. Shares of Sweep Investments may be bought and sold automatically pursuant to the terms and conditions of your Schwab account agreement or by direct order as long as you meet the minimums for direct investments.


The funds and Schwab reserve certain rights with regard to exchanging shares of the funds. These rights include the right to: (i) refuse any purchase or exchange order that may negatively impact the fund's operations; (ii) refuse orders that appear to be associated with short-term trading activities; and
(iii) modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

                               PRICING OF SHARES

Each fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of a fund's investments at amortized cost with market values. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available are required to be valued at fair value using procedures approved by the Board of Trustees. The funds use approved pricing services to provide values for their portfolio securities. Securities may be fair valued pursuant to procedures approved by the funds' Board of Trustees when approved pricing services do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

The amortized cost method of valuation seeks to maintain a stable net asset value per share (NAV) of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.

If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and a fund's $1.00 NAV calculated using amortized cost or if there were any other deviation that the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated.

If a fund's NAV calculated using market values declined, or was expected to decline, below a fund's $1.00 NAV calculated using amortized cost, the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain a fund's $1.00 NAV. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a fund's NAV calculated using market values were to increase, or were anticipated to increase above a fund's $1.00 NAV calculated using amortized cost, the Board of Trustees might supplement dividends in an effort to maintain a fund's $1.00 NAV.

                        DELIVERY OF SHAREHOLDER DOCUMENTS

Typically once a year, an updated prospectus will be mailed to shareholders describing each fund's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing each fund's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called "householding." If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.

                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUNDS

It is each fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, each fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the funds' prospectuses and only summarizes some of the important federal tax considerations generally affecting shareholders of the funds. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisors regarding the consequences of investing in a fund.

On each business day that the NAV of a fund is determined, such fund's net investment income will be declared as of the close of the fund (normally 4:00 p.m. Eastern time) as a daily dividend to shareholders of record. Your daily dividend is calculated each business day by applying the daily dividend rate by the number of shares owned, and is rounded to the nearest penny. The daily dividend is accrued each business day, and the sum of the daily dividends is paid monthly. For each fund, dividends will normally be reinvested monthly in shares of the fund at the NAV on the 15th day of each month, if a business day, otherwise on the next business day, except in December when dividends are reinvested on the last business day of December. If cash payment is requested, checks will normally be mailed on the business day following the reinvestment date. Each fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption within 7 days.

Each fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a fund generally consists of: (1) accrued interest income, plus or minus amortized discount or premium, minus (2) accrued expenses allocated to that fund. If a fund realizes any capital gains, they will be distributed at least once during the year as determined by the Board of Trustees. Any realized capital losses, to the extent not offset by realized capital gains, will be carried forward.

Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. A fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

The funds do not expect to realize any long-term capital gains. However, long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. If you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. Distributions by a fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment. Note that most states grant tax-exempt status to distributions paid to shareholders from earnings received on direct investment on U.S. government securities, subject to certain restrictions. For example, some states do not extend this exemption to distributions paid to shareholders from earning on certain U.S. government agencies, such as Freddie Mac, Fannie Mae, or Sallie Mae.

A fund may engage in techniques that may alter the timing and character of its income. A fund may be restricted in its use of these techniques by rules relating to its qualification as a regulated investment company.

Because the taxable portion of a fund's investment income consists primarily of interest, none of its dividends are expected to qualify under the Code for the dividends received deduction for corporations or as qualified dividend income eligible for reduced tax rates.


The redemption or exchange of the shares of a fund may result in capital gain or loss to the shareholders. Generally, if a shareholder holds the shares as a capital asset, any gain or loss will be long-term gain or loss if the shares have been held for more than one year. Capital gains of corporate shareholders are subject to regular corporate tax rates. For non-corporate taxpayers, gain on the sales of shares held for more than 12 months will generally be taxed at the rate applicable to long-term capital gains, while gain on the sale of shares held for one year or less will generally be taxed at ordinary income rates.


Each fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to "backup withholding;" or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.


Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains; provided, however, that dividends with respect to a fund's taxable year beginning after December 31, 2004 and not beginning after December 31, 2007 are not subject to U.S. withholding tax if, subject to certain exceptions, such dividends qualify as interest-related dividends or as short-term capital gain dividends Distributions to foreign shareholders of such short-term capital gain dividends of long-term capital gains and any gains from the sale or other disposition of shares of the funds generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code's definition of "resident alien" or (2) who is physically present in the U.S. for 183 days or more per year as determined under certain IRS rules. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

                  APPENDIX -- RATINGS OF INVESTMENT SECURITIES

                                COMMERCIAL PAPER

                            MOODY'S INVESTORS SERVICE

Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

                          STANDARD & POOR'S CORPORATION

An S&P A-1 commercial paper rating indicates a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

                                   FITCH, INC.

F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

              SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS

                            MOODY'S INVESTORS SERVICE

Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

                          STANDARD & POOR'S CORPORATION

An S&P SP-1 rating indicates that the subject securities' issuer has a very strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a strong capacity to pay principal and interest is denoted by an SP-2 rating.

                       STATEMENT OF ADDITIONAL INFORMATION


                  SCHWAB MUNICIPAL MONEY FUNDS -- SWEEP SHARES
                         SCHWAB MUNICIPAL MONEY FUND(TM)
                   SCHWAB CALIFORNIA MUNICIPAL MONEY FUND(TM)
                    SCHWAB NEW YORK MUNICIPAL MONEY FUND(TM)
                   SCHWAB NEW JERSEY MUNICIPAL MONEY FUND(TM)
                  SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND(TM)
                     SCHWAB FLORIDA MUNICIPAL MONEY FUND(TM)
                  SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND(TM)


                         VALUE ADVANTAGE INVESTMENTS(R)
             SCHWAB MUNICIPAL MONEY FUND -- VALUE ADVANTAGE SHARES(TM)
               SCHWAB MUNICIPAL MONEY FUND -- INSTITUTIONAL SHARES
                 SCHWAB MUNICIPAL MONEY FUND -- SELECT SHARES(R)
        SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -- VALUE ADVANTAGE SHARES(TM)
         SCHWAB NEW YORK MUNICIPAL MONEY FUND -- VALUE ADVANTAGE SHARES(TM)


                                 APRIL 30, 2005



The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with each fund's prospectus.



To obtain a free copy of any of the prospectuses, please contact Schwab Funds(R) at 1-800-435-4000 or write to the funds at P.O. Box 3812, Englewood, Colorado 80155-3812. For TDD service call 1-800-345-2550. The prospectuses also may be available on the Internet at: http://www.schwab.com/schwabfunds.






Each fund is a series of The Charles Schwab Family of Funds (the Trust). The Trust and Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios are collectively referred to as the "Schwab Funds."



The funds' audited financial statements from the funds' annual reports for the fiscal year ended December 31, 2004, are incorporated by reference into this SAI. A copy of a fund's 2004 annual report is delivered with the SAI.



                             TABLE OF CONTENTS                              Page
                                                                            ----
INVESTMENT OBJECTIVES, STRATEGIES, SECURITIES, RISKS AND LIMITATIONS........   2
MANAGEMENT OF THE FUNDS.....................................................  25
DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES...........................  35
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................  42
INVESTMENT ADVISORY AND OTHER SERVICES......................................  42
BROKERAGE ALLOCATION AND OTHER PRACTICES....................................  45
DESCRIPTION OF THE TRUST....................................................  48
PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF

SHAREHOLDER DOCUMENTS.......................................................  49
TAXATION....................................................................  51
APPENDIX-RATINGS OF INVESTMENT SECURITIES...................................  58

      INVESTMENT OBJECTIVES, STRATEGIES, SECURITIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVES


Schwab Municipal Money Fund(TM) seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal income tax.



Schwab California Municipal Money Fund(TM) seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal and California personal income tax.



Schwab New York Municipal Money Fund(TM) seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal and New York state and local personal income tax.



Schwab New Jersey Municipal Money Fund(TM) seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal and New Jersey personal income tax.



Schwab Pennsylvania Municipal Money Fund(TM) seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal and Pennsylvania personal income tax.



Schwab Florida Municipal Money Fund(TM) seeks the highest current income exempt from federal income tax that is consistent with stability of capital and liquidity, and also seeks to have its shares exempt from the Florida intangible tax.



Schwab Massachusetts Municipal Money Fund(TM) seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal and Massachusetts personal income tax.



Each fund's investment objective may be changed only by a vote of a majority of its outstanding voting shares. A majority of the outstanding voting shares of a fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of a fund are represented at the meeting; or (b) more than 50% of the outstanding voting shares of a fund. There is no guarantee the funds will achieve their objectives.


The funds operate as money market funds and seek to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the 1940 Act), as that Rule may be amended from time to time. The Rule's key provisions govern the maturity, quality and diversification of money market fund investments. For example, with respect to maturity, Rule 2a-7 currently provides that money funds limit their investments to securities with remaining maturities of 397 days or less, and maintain dollar-weighted average maturities of 90 days or less, both calculated as described in the Rule. In addition, money funds may only invest in high quality securities. The funds are also subject to strict diversification requirements under Rule 2a-7.

The following investment strategies, securities, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a fund's acquisition of such security or asset unless otherwise noted. Additionally, for purposes of calculating any restriction, an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7 under the 1940 Act unless otherwise noted.

                              INVESTMENT STRATEGIES


Schwab Municipal Money Fund(TM) (a national municipal money fund) seeks to achieve its investment objective by investing in municipal money market securities. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal income tax. This policy may only be changed with shareholder approval. These investments may include securities that pay income that is subject to the Alternative Minimum Tax (AMT securities). The fund will count AMT securities toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act. Also, for purposes of this policy, net assets mean net assets plus any borrowings for investment purposes.



Schwab California Municipal Money Fund(TM) (a state-specific municipal money fund) seeks to achieve its investment objective by investing in California municipal money market securities. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and California personal income tax. This policy may only be changed with shareholder approval. These investments may include securities that pay income that is subject to the Alternative Minimum Tax (AMT securities). The fund will count AMT securities toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act. Also, for purposes of this policy, net assets mean net assets plus any borrowings for investment purposes.



Schwab New York Municipal Money Fund(TM) (a state-specific municipal money fund) seeks to achieve its investment objective by investing in New York municipal money market securities. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and New York state personal income tax. This policy may only be changed with shareholder approval. These investments may include securities that pay income that is subject to the Alternative Minimum Tax (AMT securities). The fund will count AMT securities toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act. Also, for purposes of this policy, net assets mean net assets plus any borrowings for investment purposes.



Schwab New Jersey Municipal Money Fund(TM) (a state-specific municipal money fund) seeks to achieve its investment objective by investing in New Jersey municipal money market securities. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and New Jersey personal income tax. This policy may only be changed with shareholder approval. These investments include securities that pay income that is subject to the Alternative Minimum Tax (AMT securities). The fund will count AMT securities toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act. Also, for purposes of this policy, net assets mean net assets plus any borrowings for investment purposes.



Schwab Pennsylvania Municipal Money Fund(TM) (a state-specific municipal money fund) seeks to achieve its investment objective by investing in Pennsylvania municipal money market securities. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and Pennsylvania personal income tax. This policy may only be changed with shareholder approval. These investments may include securities that pay income that is subject to the Alternative Minimum Tax (AMT securities). The fund will count AMT securities toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act. Also, for purposes of this policy, net assets mean net assets plus any borrowings for investment purposes.

Schwab Florida Municipal Money Fund(TM) (a state-specific municipal money fund) seeks to achieve its investment objective by investing in Florida municipal money market securities. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal income tax and so that its shares are exempt from the Florida intangible tax. This policy may only be changed with shareholder approval. These investments include securities that pay income that is subject to the Alternative Minimum Tax (AMT securities). The fund will count AMT securities toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act. Also, for purposes of this policy, net asset means net assets plus any borrowings for investment purposes.



Schwab Massachusetts Municipal Money Fund(TM) (a state-specific municipal money fund) seeks to achieve its investment objective by investing in Massachusetts municipal money market securities. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and Massachusetts personal income tax. This policy may only be changed with shareholder approval. These investments include securities that pay income that is subject to the Alternative Minimum Tax (AMT securities). The fund will count AMT securities toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act. Also, for purposes of this policy, net assets mean net assets plus any borrowings for investment purposes.


Not all investment securities or techniques discussed below are eligible investments for each fund. A fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.

                         INVESTMENT SECURITIES AND RISKS

BORROWING may subject a fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, a fund will not purchase securities while borrowings are outstanding or will earmark or segregate assets to cover such borrowings in accordance with positions of the Securities and Exchange Commission (SEC).

COMMERCIAL PAPER consists of short-term, promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.


CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. Each fund may invest more than 25% of its total assets in private activity bonds and municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. To the extent a fund invests a substantial portion of its assets in private activity bond and municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal risk.

CREDIT AND LIQUIDITY SUPPORTS or enhancements may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities as well as moral obligations, which are sometimes issued with municipal securities. Liquidity supports include puts, demand features, and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a fund.

DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest. Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all.

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. A fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could suffer losses.


DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each fund is a series of an open-end investment management company. Each fund, except the Schwab Municipal Money Fund(TM), is a non-diversified mutual fund. Each fund follows the regulations set forth by the SEC in Rule 2a-7 that dictate the diversification requirements for money market mutual funds, as such regulations may be amended or interpreted from time to time. The Schwab Municipal Money Fund may invest up to 25% of its assets in "first tier" securities of a single issuer for a period of up to three business days.



FOREIGN SECURITIES involve additional risks, because they are issued by foreign entities, including foreign governments, banks and corporations or because they are traded principally overseas. Credit and liquidity supports also may be provided by foreign entities. Foreign securities in which a fund may invest include foreign entities that are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a fund will endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. These factors and others may increase the risks with respect to the liquidity of a fund, and its ability to meet a large number of shareholder redemption requests.

Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a fund to miss attractive investment opportunities. Losses to a fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for a fund.

ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the fund has valued the instruments. The liquidity of a fund's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.


INTERFUND BORROWING AND LENDING allows the funds to borrow money from and/or lend money to other Schwab Funds(R). All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds(R).


MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, municipalities, corporations and financial institutions (like banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or these can be sold separately.

MUNICIPAL LEASES are obligations issued to finance the construction or acquisition of equipment or facilities. These obligations may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation interest in any of these obligations. Municipal leases may be considered illiquid investments. Additionally, municipal leases are generally subject to "nonappropriation risk," which is the risk that the municipality may terminate the lease because funds have not been allocated to make the necessary lease payments. The lessor would then be entitled to repossess the property, but the value of the property may be less to private sector entities than it would be to the municipality.

MUNICIPAL SECURITIES are debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations ("municipal issuers"). These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Municipal securities also may be issued to finance various private activities, including certain types of private activity bonds ("industrial development bonds" under prior law). These securities may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities. The funds may not be desirable investments for "substantial users" of facilities financed by private activity bonds or industrial development bonds or for "related persons" of substantial users because distributions from the funds attributable to interest on such bonds may not be tax exempt. The funds may also acquire and hold "conduit securities," which are securities issued by a municipal issuer involving an arrangement or agreement with a person other than a municipal issuer to provide for, or secure repayment of, the securities. Shareholders should consult their own tax advisors regarding the potential effect on them (if any) of any investment in these funds.

Municipal securities may be owned directly or through participation interests, and include general obligation or revenue securities, tax-exempt commercial paper, notes and leases. The maturity date or price of and financial assets collateralizing a municipal money market security may be structured in order to make it qualify as or act like a municipal money market security. These securities may be subject to greater credit and interest rate risks than other municipal money market securities because of their structure.

Municipal securities generally are classified as "general obligation" or "revenue" and may be purchased directly or through participation interests. General obligation securities typically are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue securities typically are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. Private activity bonds and industrial development bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds. The credit quality of private activity bonds is frequently related to the credit standing of private corporations or other entities.

Examples of municipal securities that are issued with original maturities of 397 days or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds and tax-free commercial paper. Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of the receipt of property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality's issuance of a longer-term bond in the future. Revenue anticipation notes are issued in expectation of the receipt of other types of revenue, such as that available under the Federal Revenue

Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by Fannie Mae or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds that are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The funds may purchase other municipal securities similar to the foregoing that are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

The funds also may invest in moral obligation securities, which are normally issued by special purpose public authorities. If the issuer of a moral obligation security is unable to meet its obligation from current revenues, it may draw on a reserve fund. The state or municipality that created the entity has only a moral commitment, not a legal obligation, to restore the reserve fund.

The value of municipal securities may be affected by uncertainties with respect to the rights of holders of municipal securities in the event of bankruptcy or the taxation of municipal securities as a result of legislation or litigation. For example, under federal law, certain issuers of municipal securities may be authorized in certain circumstances to initiate bankruptcy proceedings without prior notice to or the consent of creditors. Such action could result in material adverse changes in the rights of holders of the securities. In addition, litigation challenging the validity under the state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law, which ultimately could affect the validity of those municipal securities or the tax-free nature of the interest thereon.

Municipal securities pay fixed, variable or floating rates of interest, which is meant to be exempt from federal income tax, and, typically personal income tax of a state or locality.

The investment adviser relies on the opinion of the issuer's counsel, which is rendered at the time the security is issued, to determine whether the security is fit, with respect to its validity and tax status, to be purchased by a fund.

PUTS, sometimes called demand features or guarantees, are agreements that allow the buyer of the put to sell a security at a specified price and time to the seller or "put provider." When a fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. Standby commitments are types of puts.


QUALITY OF INVESTMENTS. Each fund follows regulations set forth by the SEC that dictate the quality requirements for investments by money market mutual funds as such regulations may be amended or interpreted from time to time. These regulations require the funds to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the Board of Trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment adviser. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest category.

Should a security's high-quality rating change after purchase by a fund, the investment adviser would take such action, including no action, as determined to be in the best interest of the fund and as required by Rule 2a-7. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.


REPURCHASE AGREEMENTS involve a fund buying securities (usually U.S. government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed. Repurchase agreements will be "collateralized" by first tier securities in which the funds could invest directly. In addition, repurchase agreements collateralized entirely by U.S. government securities may be deemed to be collateralized fully pursuant to Rule 2a-7. Under certain circumstances, repurchase agreements that are fully collateralized by U.S. government securities may be deemed to be investments in U.S. government securities.


RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. For example, tender option bonds, commercial paper and other promissory notes may be issued under Section 4(2) of the Securities Act of 1933 and may be sold only to qualified institutional buyers, such as the funds, under Securities Act Rule 144A.

Restricted securities may be deemed liquid or illiquid. In order to be deemed liquid, a fund must be able to dispose of the security in the ordinary course of business at approximately the amount the fund has valued the security. In addition, the investment adviser must determine that an institutional or other market exists for these securities. In making this determination, the investment adviser may take into account any liquidity support associated with the security. It is not possible to predict with assurance whether the market for any restricted security will continue. Therefore, the investment adviser monitors a fund's investments in these securities, focusing on factors, such as valuation, liquidity and availability of information. To the extent a fund invests in restricted securities that are deemed liquid, the general level of illiquidity in a fund's portfolio may increase if buyers in that market become unwilling to purchase the securities.

SECURITIES OF OTHER INVESTMENT COMPANIES. Investment companies generally offer investors the advantages of diversification and professional investment management, by combining shareholders' money and investing it in securities such as stocks, bonds and money market instruments. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. Because investment companies employ investment advisers and other service providers, investments by a fund into another investment company may cause shareholders to pay duplicative fees and incur expenses.


Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which a fund may invest in another investment company may be limited. With respect to investments in other mutual funds, the SEC has granted the Schwab Funds(R) an exemption from the limitations of the 1940 Act that restrict the amount of securities of underlying mutual funds a Schwab fund may hold, provided that certain conditions are met. The conditions imposed by the SEC were designed to address certain abuses perceived to be associated with "funds of funds", including unnecessary costs (such as sales loads, advisory fees and administrative costs), and undue influence by the investing fund over the underlying fund. The conditions apply only when a Schwab fund and its affiliates in the aggregate own more than 3% of the outstanding shares of any one underlying fund.


STATE-SPECIFIC MUNICIPAL MONEY FUNDS are municipal money market funds that invest at least 80% of their net assets in securities that pay income that is exempt from federal taxes and the taxes of a particular state. These funds may invest primarily and generally predominately in municipal money market securities issued by or on behalf of one state or one state's counties, municipalities, authorities or other subdivisions. They also may invest in securities issued by certain U.S. territories and possessions, such as Puerto Rico, that pay income that is exempt from federal and state income tax.

These funds' securities are subject to the same general risks associated with other municipal money market funds' securities. In addition, their values will be particularly affected by economic, political, geographic and demographic conditions and developments within the appropriate state. A fund that invests primarily in securities issued by a single state and its political subdivisions provides a greater level of risk than a fund that is diversified across numerous states and municipal entities. The ability of the state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political and demographic conditions within the state; and the underlying fiscal condition of the state and its municipalities.

These funds are not suitable for investors who would not benefit from the tax-exempt character of each fund's investments, such as holders of IRAs, qualified retirement plans or other tax-exempt entities.


The following information is a brief summary of certain factors affecting the economies of the States of California, New York, Pennsylvania, Florida, New Jersey and Massachusetts. This information is generally derived from information that was published prior to the date of this SAI and does not purport to be a complete current description of such factors, nor does it represent a complete analysis of every factor affecting debt obligations of each State. Such information has not been independently verified. The information is not intended to indicate continuing or future trends in the condition, financial or otherwise, of these states or other issuers of these states' municipal securities. In addition, the ratings of Moody's, S&P and Fitch referred to below represent their opinions as to the quality of the municipal bonds they rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality and are subject to change.



CALIFORNIA. The following information constitutes only a brief summary, based primarily on one or more publicly available offering statements relating to debt offerings of California issuers, the latest of which is dated February 9, 2005.


The economy of the State of California (sometimes referred to herein as the "State") is the largest among the 50 states and one of the largest in the world. This diversified economy has major components in high technology, trade, entertainment, agriculture, tourism, construction and services. Certain of the State's significant industries are sensitive to trade disruptions in their export markets and the State's rate of economic growth, therefore, could be adversely affected by any such disruption.

California includes areas of geological instability and has in the past experienced major earthquakes that have resulted in significant economic damage. It is impossible to predict the time, magnitude or location of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck the Los Angeles area, causing significant damage in a four county area. The possibility exists that another such earthquake could create a major dislocation of the California economy and significantly affect State and local governmental budgets.

Since early 2001, the State has faced severe financial challenges, which may continue for several years. The State has experienced an economic recession in 2001 and a sluggish recovery in 2002 and 2003 (with greatest impacts in the high technology, internet, and telecommunications sectors, especially in Northern California), weakened exports, and most particularly, large stock market declines (with attendant declines in stock option values and capital gains realizations). These adverse fiscal and economic factors have resulted in a serious erosion of General Fund tax revenues.

The 2003 Budget Act forecasted $73.4 billion in General Fund revenues and transfers and $71.1 billion in expenditures. However, this budget assumed the issuance $10.7 billion in fiscal recovery bonds. At a special election held in October 2003, the Governor of the State, Gray Davis, was recalled and replaced by Arnold Schwarzenegger, who took office in November, who proposed placing an alternative $15 billion economic recovery bond measure on the March 2004 ballot to address the budget deficit. In March 2004, California voters approved both the economic recovery bonds and a related balanced budget amendment described below. California ended the fiscal year with a reserve of $2.8 billion.






The 2004 Budget Act forecasted $77.3 billion in General Fund revenues and transfers and $80.7 billion in expenditures for 2004-05. The June 30, 2005, reserve is, now as of January 2005, projected to be $784 million, compared to an estimated June 30, 2004, reserve of $2.8 billion. In a September 2004 report, the Legislative Analyst Office ("LAO") concludes that while the 2004 Budget Act "includes significant ongoing savings" and "makes some progress toward resolving the State's ongoing structural budget shortfall," the 2004 Budget Act, like the 2002 Budget Act and 2003 Budget Act, contains a "significant number of one-time or limited-term solutions" and "obligates additional spending in future years." The LAO states that a combination of these factors will likely add to the LAO's projected shortfall, and "that substantial additional actions will be needed to bring future budgets into balance."






One-time savings measures contained in the 2004 Budget Act and highlighted in the LAO's report include, among others, the use of approximately $2 billion in economic recovery bonds authorized by Proposition 57, the proposed issuance of $929 million in pension obligation bonds, the deferral of $1.2 billion in Proposition 42 transportation spending, the postponement of approximately $200 million of local government mandate payments, and the diversion of property tax revenue from local governments ($1.3 billion for each of fiscal years 2004-05 and 2005-06). The out-year spending highlighted by the LAO September Report includes the repayment of $1.3 billion of vehicle license fee "gap" loan to local governments due in fiscal year 2006-07, as well as the repayment of Proposition 98 deferrals and certain transportation loans.



The 2005-06 Governor's Budget, released in January 2005, reported that, in the absence of corrective actions to change existing policies, operating deficits, estimated at $9.1 billion for fiscal 2005-06 would continue to be incurred. This budget projected General Fund revenues for 2005-06 of $83.2 billion, an increase of $5.3 billion compared with revised estimates for 2004-05. General Fund expenditures were projected at $85.7 billion, an increase of $3.4 billion compared with revised estimates for 2004-05. The 2005-06 Budget includes $7.0 billion in program reductions and related cost savings in 2005-06. In addition, the budget proposes the issuance of an additional $1.7 billion in economic recovery bonds and a variety of proposals to increase tax revenues by $409 million without tax increases. The budget provides for a year-end reserve of $500 million.



The 2005-06 Budget also proposes several major budget reforms, including modifying Proposition 98 (the State's minimum funding requirement for education), imposing across-the-board budget reductions in the event of fiscal imbalance, consolidating certain outstanding obligations, terminating the State's right to suspend the automatic transfer of gas tax revenues to special transportation funds, prohibiting the borrowing of special funds to cover General Fund imbalances and terminating the State's and local government's sponsorship of defined benefit retirement plans.



The issuance of additional debt, the proposed spending cuts and the major budget reforms are controversial and there can be no assurance which will eventually be approved by voters or enacted by the Legislature.

In its January 12, 2005 report, the Legislative Analyst's Office observes that while the budget's proposals would address the 2005-06 shortfall, it falls well short of fully addressing the State's ongoing structural imbalances and the budget reform proposals would dramatically reduce the ability of future policy makers to establish budget priorities when addressing future budget shortfalls. It cannot be predicted what actions will be taken in the future by the State Legislature and the Governor to deal with changing State revenues and expenditures. The State budget will be affected by national and State economic conditions and other factors.



As of February 1, 2005, the State's general obligation bonds were rated A3 by Moody's, A by Standard & Poor's, and A- by Fitch Ratings. In September 2004, Fitch Ratings raised California's general obligation bond rating to A- from BBB, citing the State's financial improvement with the successful issuance of economic recovery bonds, improving economic indicators, and revenues matching estimates. In August 2004, Standard & Poor's raised its rating to A from BBB citing the easing of immediate liquidity pressure on the State following the sale of the economic recovery bonds and the State's recent economic improvement. Standard & Poor's factored into the rating, however, the continued structural deficit between ongoing revenues and expenditures, coupled with future fiscal pressure due to promises made to substantially increase funding for local governments, schools, and state higher education institutions in fiscal 2007. In May 2004, Moody's upgraded its rating from Baa1 to A3 and stated that the upgrade reflected a now established trend of recovery in the State's economy and tax revenues, as well as an improved state budgetary and liquidity outlook. It is not presently possible to determine whether, or the extent to which, Moody's, S&P or Fitch Ratings will change such ratings in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.


The primary units of local government in California are the counties, ranging in population from 1,200 (Alpine) to over 10,000,000 (Los Angeles). The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978 and later constitutional amendments, which reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Proposition 218, another initiative constitutional amendment enacted in 1996, further limited the ability of local governments to impose or raise various taxes, fees, charges and assessments without voter approval. Counties, in particular, have had fewer options to raise revenues than many other local government entities, and have been required to maintain many services. Some local governments in California have experienced notable financial difficulties, including Los Angeles County and Orange County, and there is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent.

The State is subject to an annual appropriations limit imposed by Article XIII B of the State Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds.
Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of the Appropriations Limit. On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment that changed State funding of public education below the university level and the operation of the State appropriations funding, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools. Because of the complexities of Article XIII B, the ambiguities and possible inconsistencies in its terms, the applicability of its exceptions and exemptions and the impossibility of predicting future appropriations, the impact of this or related legislation can not be predicted.


Approved in March 2004 with the State's economic recovery bonds, Proposition 58 requires the State to enact a balanced budget, establish a special reserve in the General Fund and restricts future borrowing to cover budget deficits. As a result of the provisions requiring the enactment of a balanced budget and restricting borrowing, the State would, in some cases, have to take more immediate actions to correct budgetary shortfalls. Beginning with the budget for fiscal year 2004-05, Proposition 58 requires the Legislature to pass a balanced budget and provides for mid-year adjustments in the event that the budget falls out of balance. The balanced budget determination is made by subtracting expenditures from all available resources, including prior-year balances.



If the Governor determines that the State is facing substantial revenue shortfalls or spending deficiencies, the Governor is authorized to declare a fiscal emergency. He or she would then be required to propose legislation to address the emergency, and call the Legislature into special session for that purpose. If the Legislature fails to pass and send to the Governor legislation to address the budget fiscal emergency within 45 days, the Legislature would be prohibited from (i) acting on any other bills, or (ii) adjourning in joint recess until such legislation is passed.



Proposition 58 requires that a special reserve (the Budget Stabilization Account) be established in the State's General Fund. Beginning with fiscal year 2006-07, a specified portion of estimated annual General Fund revenues would be transferred by the Controller into the Budget Stabilization Account no later than September 30 of each fiscal year. These transfers would continue until the balance in the Budget Stabilization Account reaches $8 billion or 5 percent of the estimated General Fund revenues for that fiscal year, whichever is greater. The annual transfer requirement would be in effect whenever the balance falls below the $8 billion or 5 percent target. The annual transfers could be suspended or reduced for a fiscal year by an executive order issued by the Governor no later than June 1 of the preceding fiscal year.



Proposition 58 will also prohibit certain future borrowing to cover budget deficits. This restriction applies to general obligation bonds, revenue bonds, and certain other forms of long-term borrowing. The restriction does not apply to certain other types of borrowing, such as short-term borrowing to cover cash shortfalls in the General Fund (including revenue anticipation notes or revenue anticipation warrants currently used by the State), or inter-fund borrowings.



Other Constitutional amendments affecting State and local taxes and appropriations have been proposed from time to time. If any such initiatives are adopted, the State could be pressured to provide additional financial assistance to local Governments or appropriate revenues as mandated by such initiatives. Propositions such as Proposition 98, Proposition 58 and others that may be adopted in the future, may place increasing pressure on the State's budget over future years, potentially reducing resources available for other State programs, especially to the extent the Article XIII B spending limit would restrain the State's ability to fund such other programs by raising taxes.



According to the State, the 2004 Budget Act, related legislation and the enactment of Senate Constitutional Amendment No. 4 (described below) will dramatically change the State-local fiscal relationship. These constitutional and statutory changes implement an agreement negotiated between the Governor and local government officials (the "State-local agreement") in connection with the 2004 Budget Act. One change relates to the reduction of the vehicle license fee ("VLF") rate from 2 percent to 0.65 percent of the market value of the vehicle. In order to protect local governments, the reduction in VLF revenue to cities and counties from this rate change will be replaced by an increase in the amount of property tax they receive. Under the State-local agreement and implementing legislation, for fiscal years 2004-05 and 2005-06 only, the replacement property taxes that cities and counties receive will be reduced by $700 million. In future years, local governments will receive the full value of the VLF revenue. Also for these two fiscal years, redevelopment agencies will be required to shift $250 million, and special districts to shift $350 million, in property tax revenues they would otherwise receive to schools.






As part of the State-local agreement, Senate Constitutional Amendment No. 4 was enacted by the Legislature and subsequently approved by the voters at the November 2004 election. Senate Constitutional Amendment No. 4 amends the State Constitution to, among other things, reduce the Legislature's authority over local government revenue sources by placing restrictions on the State's access to local governments' property, sales, and vehicle license fee revenues as of November 3, 2004. Beginning with fiscal year 2008-09, the State will be able to borrow up to 8 percent of local property tax revenues, but only if the Governor proclaims such action is necessary due to a severe State fiscal hardship, two-thirds of both houses of the Legislature approves the borrowing and the amount borrowed is required to be paid back within three years. The State also will not be able to borrow from local property tax revenues for more than 2 fiscal years within a period of 10 fiscal years. In addition, the State cannot reduce the local sales tax rate or restrict the authority of the local governments to impose or change the distribution of the statewide local sales tax. Senate Constitutional Amendment No. 4 also prohibits the State from mandating activities on cities, counties or special districts without providing for the funding needed to comply with the mandates. Beginning in fiscal year 2005-06, if the State does not provide funding for the activity that has been determined to be mandated, the requirement on cities, counties or special districts to abide by the mandate would be suspended. In addition, Senate Constitutional Amendment No. 4 expands the definition of what constitutes a mandate to encompass State action that transfers to cities, counties and special districts financial responsibility for a required program for which the State previously had partial or complete responsibility. The State mandate provisions of Senate Constitutional Amendment No. 4 do not apply to schools or community colleges or to mandates relating to employee rights.


The State of California is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings that, if decided against the State might require the State to make significant future expenditures or impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation or estimate the potential impact on the ability of the State to pay debt service costs on its obligations.


NEW YORK. New York State is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. The financial activities sector share of total wages is particularly large for the State relative to the nation. The State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected by any economic downturn that is concentrated in the services sector. Important industry sectors in the State include the following: services industries, manufacturing, trade, transportation and utilities, financial activities, agriculture and government.


The fiscal stability of New York State is related to the fiscal stability of the State's municipalities, its Agencies and Authorities (which generally finance, construct and operate revenue-producing public benefit facilities). This is due in part to the fact that Agencies, Authorities and local governments in financial trouble often seek State financial assistance. The experience has been that if New York City or any of the Agencies or Authorities suffers serious financial difficulty, both the ability of the State, the City, the State's political subdivisions, the Agencies and the Authorities to obtain financing in the public credit markets and the market price of outstanding New York tax-exempt securities are adversely affected. Over the long term, the State and City face potential economic problems. The City accounts for a large portion of the State's population and personal income, and the City's financial health affects the State in numerous ways. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements.

The combined state and local taxes of residents of the State, and particularly of residents of New York City, are among the highest in the country, which may limit the ability of the State and its localities to raise additional revenue. In addition, combined state and local debt per capita in the State is significantly above the national average and debt service expenditures have represented an increasing claim on State and local budgets.


New York State. The September 11th terrorist attack had a devastating impact on the New York economy. New York City is still in the process of recovering from the severity of the impact. However, there is evidence that the State economy has emerged from recession and that the State's current economic expansion, estimated to have begun in August 2003, will be sustainable. The State economy has added over 72,000 private sector jobs since August of last year. Total State employment is projected to rise 0.5 percent in 2004, following a decline of 0.6 percent in 2003. Wage income is projected to rise 5.6 percent in 2004, following growth of only 1.4 percent in 2003. Employment, wage, and total personal income growth projected for 2004 are much closer to historical averages for New York and reflect the belief that the State economy is solidly on an expansionary path. The unemployment rate is projected to fall from 6.3 percent in 2003 to 6.2 percent for 2004. The continued strengthening of the State economy will help to sustain the housing market, although not at the fast pace of growth observed in 2004. Moreover, with the pickup in equity market activity toward the end of 2004, the profit outlook for the finance industry is brightening, though the level of profits for the year is not expected to match that of 2003.



The State's 2004-05 Executive Budget recommended actions to close a general fund budget gap of $5.1 billion. The recommendations included $2.6 billion in savings from spending restraint (including program restructuring and the use of alternate funding sources), $972 million in new revenues, and $1.5 billion in other measures. The Executive Budget projected budget gaps of $2.9 billion in 2005-06 and $4.4 billion in 2006-07, a reduction of $3.8 billion and $3.5 billion, respectively, from the initial gaps at the start of the 2004-05 budget cycle. The gap estimates assumed all the Executive budget savings proposals were enacted in their entirety. The Legislature completed action on the budget for the 2004-05 fiscal year on August 11, 2004. The Division of Budget estimates that, in comparison to the Executive Budget, the Legislative Budget Agreement identified $1.1 billion in new General Fund resources to fund $1.5 billion in additions and $280 million in new costs, leaving an imbalance of roughly $600 million to $700 million in 2004-05 and gaps of approximately $6 billion in 2005-06 and $8 billion in 2006-07.






The Governor vetoed General Fund spending additions valued at $235 million in 2004-05, reducing the projected General Fund imbalance in the current year to approximately $400 million. The vetoes are expected to generate comparable savings in 2005-06 and 2006-07. The Governor also vetoed $1.6 billion in new bonding for capital spending approved by the Legislature. Under the State Constitution, the Legislature may take action on the Governor's vetoes through December 31, 2004, or enact additional appropriations, subject to gubernatorial veto, at any time during the 2004-05 fiscal year.

In order to assure budget balance in the current fiscal year and to begin to address the 2005-06 and 2006-07 budget gaps, the Governor has directed the Division of the Budget to develop a Fiscal Management Plan to reduce State Operations costs, curtail non-essential spending, and identify other cost containment actions to bring the General Fund into balance. Elements of the Plan include continuing statewide austerity measures that limit discretionary spending, ban non-essential travel, and restrict or terminate lower-priority capital spending and other contractual liabilities; updating agency management plans to eliminate, consolidate, and streamline governmental services; maximizing Federal aid; and developing cost containment proposals that can be presented for legislative action later this year.



As of the date of this SAI, S&P rates the State's general obligation bonds AA, Moody's rates the State's general obligation bonds A1, and Fitch rates the State's general obligation bonds AA-. In September 2004, S&P changed its outlook on the State to stable. In November 2004, Moody's placed a positive outlook on the State.



New York City. In response to the City's fiscal crisis in 1975, the State took action to help the City return to fiscal stability. These actions included providing the City with financing assistance and overseeing the City's financial affairs. As required, the City now prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and includes the City's capital, revenue, and expense projections, and outlines proposed gap-closing programs for years with projected budget gaps. To successfully implement its financial plan, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. This debt is issued to finance the rehabilitation of the City's infrastructure and other capital needs and to refinance existing debt, as well as to fund seasonal needs and recovery costs related to the attacks on the World Trade Center. For its normal operations, the City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected.



As of the date of this SAI, Moody's, S&P and Fitch currently rate the City's outstanding general obligation bonds A1, A and A+, respectively. In April 2005, Moody's upgraded the City's rating to A1 from A2, citing the city's recovery from one of the most serious crises in decades. S&P changed its outlook for the City from negative to stable in May 2003. Currently, Fitch has a stable outlook on the City.



PENNSYLVANIA. Pennsylvania had historically been identified as a heavy industry state. That reputation has changed over the last thirty years as the coal, steel and railroad industries declined. The Commonwealth's business environment readjusted with a more diversified economic base. This economic readjustment was a direct result of a long-term shift in jobs, investment, and workers away from the northeast part of the nation. Currently, the major sources of growth in Pennsylvania are in the service sector, including trade, medical, health services, education and financial institutions. Pennsylvania's agricultural industries are also an important component of the Commonwealth's economic structure.



As of the date of this SAI, all outstanding general obligation bonds of the Commonwealth are currently rated AA by Standard and Poor's Corporation ("S&P"), Aa2 by Moody's Investors Service, Inc. ("Moody's") and AA by Fitch. Factors contributing positively to credit quality in Pennsylvania include a favorable debt structure, a diversifying economic base, and conservatively managed financial operations on the part of State government. The City of Philadelphia's long-term obligations are currently rated BBB by S&P, Baa1 (negative outlook) by Moody's and BBB+ (negative outlook) by Fitch. The credit prospects of Philadelphia, which had been placed under oversight in the 1990s, and subsequently significantly improved, are again challenging. In addition, the City of Pittsburgh has been found by the Commonwealth to be in fiscal distress and has now been placed under oversight. The City has adopted a budget for 2005 and has had the Commonwealth's legislature approve new revenue sources. The City of Pittsburgh's long-term obligations are currently rated BBB (stable outlook) by Fitch. In December 2004, S&P raised Pittsburgh's rating to "BBB-" and maintains a stable outlook. In March, 2005, Moody's raised the city's rating to Baa3, with a stable outlook. Both the Southeastern Pennsylvania Transportation Authority (servicing the Philadelphia area) and the Allegheny County Port Authority (servicing the Pittsburgh area) are experiencing a current lack of funding for their mass transit operations and have projected substantial fare increases and reductions in service unless the Commonwealth is able to increase subsidies.






A rebounding national economy that exceeded preliminary estimates for growth resulted in actual fiscal year 2004 Commonwealth General Fund revenues exceeding its budget estimate by $636.7 million. Total fiscal year 2004 revenues net of certain reserves totaled $23,159.7 million. The fiscal year 2004 final unappropriated surplus balance was $76.7 million as of June 30, 2004. Nearly all Commonwealth major tax and revenue categories experienced revenue collections above the budget estimate. As part of the fiscal year 2004 budget certain tax, fee and other revenue enhancement items (totaling $794 million) were enacted. Major components of this increase were: (i) an increase in the personal income tax rate; (ii) an extension of the gross receipts tax to cellular and interstate telecommunications; (iii) revisions to the law regarding the escheating of property to the Commonwealth; (iv) a continued partial deferral of the scheduled reduction in the capital stock and franchise tax; and (v) an increase of 10 cents per pack to the cigarette tax.



As part of the fiscal year 2004 budget proposal, the Governor proposed two major program expansions that were enacted by the General Assembly. In education, the Governor proposed to increase subsidy payments to school districts by the Commonwealth. As enacted, the program would increase, over time, the Commonwealth's subsidy of local public school costs to 50 percent of total costs in the aggregate. These increased subsidy payments (totaling nearly $1.0 billion) are expected to be funded from taxes realized from the legalization of slot machines at racetracks in the State. The Governor also proposed an economic stimulus program to provide additional funding to invest in economic development projects within the State. The funding for the program is to come from $2,025 million of debt issued over more than four fiscal years. In February 2004, the General Assembly authorized a ballot referendum pertaining to the Governor's proposed water and sewer infrastructure program. On April 27, 2004, the voters of the Commonwealth approved the referendum proposal authorizing the Commonwealth to incur an additional $250 million in general obligation debt for the funding of certain local water and sewer capital infrastructure projects directly related to economic development projects funded via the Governor's economic stimulus program.






The adopted budget for fiscal year 2005 is based on an estimated 4.5 percent increase for Commonwealth General Fund revenues prior to accounting for any changes in tax and revenue provisions enacted in the second half of fiscal year 2004. After adjustments for various tax rate and tax base changes enacted for the fiscal year 2004 budget, total Commonwealth General Fund revenues are projected to increase 3.8 percent over fiscal year 2004 actual receipts and total $23,866.5 million prior to reserves for tax refunds. Receipts of Commonwealth non-tax revenues are expected to return to historic levels of approximately $478.4 million in fiscal year 2005, a reduction of $303.6 million from fiscal year 2004 actual receipts. The fiscal year 2005 estimate for Commonwealth revenues as estimated in June 2004 was based upon an economic forecast for national real gross domestic product to grow at a 4.1 percent rate from the second quarter 2004 to the second quarter 2005. The forecast anticipates that economic growth will continue to recover from a recent period of softness in the second quarter of 2004 and that employment levels will continue to improve moderately. Trends in the Pennsylvania economy are expected to maintain their close association with national economic trends. Personal income growth in Pennsylvania is projected to remain slightly below that of the U.S., while the Pennsylvania unemployment rate is anticipated to be close to the national rate. The fiscal year ending unappropriated balance is currently estimated to be $5.1 million for fiscal year 2005. The achievement of the budgeted results may be adversely affected by a number of trends or events, including developments in the national and state economy.


FLORIDA. The State of Florida's economy is characterized by a large service sector, a dependence on the tourism and construction industries, and a large retirement population. Its primary vulnerability is exposure to the business cycle affecting both the tourism and construction sectors. The management of rapid growth has been the major challenge facing state and local governments. As this growth continues, particularly within the retirement population, the demand for both public and private services will increase, which may strain the service sector's capacity and impede the state's budget balancing efforts.





Florida is the fourth most populous state in the nation. Strong population growth is the fundamental reason why Florida's economy has typically performed better than the nation as a whole. Florida's per capita personal income has been slightly higher than the national average for many years and from 1994 to 2003 grew by 70% and per capita income expanded approximately 39%. This increase directly reflects the State's population increase.


Debt levels in the State of Florida are moderate, reflecting the tremendous capital demands associated with rapid population growth. Florida is unusual among states in that all general obligation "full faith and credit" debt issues of municipalities must be approved by public referendum and are, therefore, relatively rare. Most debt instruments issued by local municipalities and authorities have a more narrow pledge of security, such as a sales tax stream, special assessment revenue, user fees, utility taxes, or fuel taxes. The State of Florida issues general obligation debt for a variety of purposes; however, the State Constitution requires a specific revenue stream to be pledged to State general obligation bonds as well.


The state of Florida is heavily dependent upon sales tax with nearly three-quarters of the state's general fund revenues being derived from sales and use taxes, which makes the state's general fund vulnerable to recession. This dependence upon sales tax, combined with economic recession, has resulted in budgetary shortfalls in the past. Florida has reacted to preserve an adequate financial position primarily through expenditure reductions. State officials, however, still face tremendous capital and operating pressures due to the growth that will continue to strain the state's narrow revenue base. As a counterbalance to the dependence on the historically volatile sales tax, the state enacted a constitutional amendment establishing a Budget Stabilization Fund and has since made yearly deposits to that Fund. Florida's debt level continues to rise steadily but remains manageable.



The State has no personal income tax, but its other revenue sources, primarily sales taxes, have grown consistently. However, the Governor is pushing to phase out the State's intangible tax. Florida's labor markets have fared well during the national employment recession. Unemployment has remained below national levels at 4.5% in July 2004, down from 5.2% in July 2003, and below the July national average of 5.5%. Florida's per capita income of $30,446 in 2003 is approximately 96.2% of the national average of $31,632. Lower income levels are consistent with a large retirement population.



The general revenue budget of $24.3 billion for fiscal 2005 was approved by the legislature during a special session in May with major spending areas in education and human services. The budget stabilization reserve (equal to 5% of general revenues) remains fully funded but the budget was balanced using $454 million of transfers.

The State was well positioned to manage the aftermath of the 2004 hurricane season. Higher-than-expected revenue collections for the current fiscal year 2005 are expected to be sufficient to offset the disaster recovery costs of the hurricanes, for which the State's non-reimbursable share exceeds $700 million. The State also has more than $3.3 billion in its working capital and budget stabilization funds, providing additional support in managing the State's financial position for the future.






Fitch raised Florida's general obligation bond rating to `AA+' from `AA' in March 2005. In February, 2005, S&P upgraded the State's rating to `AAA' from `AA+'. Moody's raised the State's rating to `Aa1' from `Aa2' in January 2005.






NEW JERSEY. New Jersey is the ninth largest state in population, fifth smallest in land area and the most densely populated of all the states. The State's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. Since 1977, casino gambling in Atlantic City has been an important State tourist attraction.



In July 2004, Moody's downgraded the direct obligations of the State of New Jersey from Aa2 to Aa3. This comes after a March 2002 downgrade from Aa1 to Aa2. Moody's most recent downgrade reflected the expectation that the sizable structural imbalance in the State's 2004/2005 budget would likely persist beyond fiscal year 2005/2006. Moody's March 2002 downgrade reflected the sudden negative effect on the State's budget from revenue losses resulting from the depressed stock market and weakened financial services industry, which combined with across the board spending pressures and substantially reduced reserves were expected to strain state finances over the next two years. In July 2004, S&P downgraded the direct obligations of the State of New Jersey from AA to AA-. This comes after a June 2002 downgrade from AA+ to AA. S&P's most recent downgrade cited the State's structural budget imbalance and its reduced future fiscal flexibility resulting from the New Jersey State Supreme Court's ruling prohibiting the State from using bonds proceeds to balance the budget in fiscal year 2005/2006 and beyond. S&P's June 2002 downgrade cited the downward revision in revenues and decrease in reserves leading to reduced financial flexibility and the increased likelihood that it would require several years to bring the state's budget into structural balance. As of the date of this SAI, Fitch maintains a rating of AA- on New Jersey's general obligation bonds, which is a downgrade from its recent rating of AA. The credit risk associated with direct obligations of the State of New Jersey and state agencies, including general obligation and revenue bonds, and lease debt, compares unfavorably to that of other states.



The preliminary growth rate for New Jersey's personal income for the first quarter of 2004 improved over the growth rate for the fourth quarter of 2003. Moderate growth is forecast for the remainder of 2004. The State's unemployment rate fell in May 2004 to a rate below the national rate. Employment growth and personal income growth are projected to increase in 2005. The State's economy is expected to follow the national trend in 2005.



The State's debt burden is manageable in relation to the State's wealth and resources, but has increased significantly since 1991 as the State has financed capital outlays previously funded out of current revenues such as transportation improvements and pension liabilities. Tax-supported debt as measured against income and population is now among the highest in the U.S. Debt levels are expected to continue to increase as the state and the local school districts borrow in association with the School Construction Program. In 2003, the State Supreme Court, which in 2002 approved the constitutionality of State lease debt issued to finance the School Construction Program, approved the constitutionality of State lease debt issued for other purposes. As stated above, a recent New Jersey State Supreme Court ruling now prohibits the State from using bonds proceeds to balance the budget in fiscal year 2005/2006 and beyond.

MASSACHUSETTS. The Commonwealth of Massachusetts has a highly developed economy with a large service sector, particularly in health care, high technology, financial services and education. The economic downturn that began in 2001 has affected the high technology and financial services industries in Massachusetts and has resulted in increased unemployment and reduced tax revenue to the Commonwealth. In fact, the Commonwealth lost approximately 143,000 jobs between 2001 and 2003, putting significant strains on the budget. Unemployment, which had been comparatively low in recent years, rose from 3.7% in 2001 to 5.8% for 2003. The trend appeared to be improving in 2004, with unemployment falling rapidly in the second half of 2004, to 4.2% in November 2004.






The tax on personal property and real estate is the largest source of tax revenues available to Massachusetts cities and towns. "Proposition 2 1/2," limits the power of Massachusetts cities and towns and certain tax-supported districts and public agencies to raise revenue from property taxes to support their operations, including the payment of certain debt service. To offset shortfalls experienced by local governments as a result of Proposition 2 1/2, the Commonwealth has significantly increased direct local aid, but this aid was reduced in FY 2003 and FY 2004 in response to budget stress. These payments to cities, towns and regional school districts take the form of both direct and indirect assistance. In fiscal year 2004, approximately 21% of the Commonwealth's projected spending was allocated to direct assistance to cities and towns.



The Commonwealth is responsible for the payment of pension benefits for Commonwealth employees and certain teachers throughout the state. Currently, the Commonwealth is required to fund future pension liabilities and to amortize the Commonwealth's accumulated unfunded liability to zero by June 30, 2018. The Public Employees Retirement Administration Commission prepared an actuarial valuation of the total pension obligation dated January 1, 2003, which was released September 17, 2003. The unfunded accrued actuarial liability as of that date for the total obligation was approximately $13.4 billion, an increase of $6 billion over the unfunded actuarial accrued liability as of January 1, 2002. The valuation study estimated the total actuarial accrued liability as of January 1, 2003 to be approximately $43.03 billion. Total assets were valued at approximately $29.629 billion, based on the five-year average valuation method, which equaled 115% of the January 1, 2003 total asset market value. Accordingly, the Commonwealth currently has significant unfunded liabilities relating to its pension obligations.



Further, Commonwealth debt levels remain well above average. According to a rating service, in 2004, the total debt to personal income ratio was the second highest in the United States.



In March, 2005, S&P upgraded the Commonwealth's long-term rating to AA from AA-due to greater budget certainty associated with the spin off of the Massachusetts Bay Transportation Authority and the School Building Assistance programs. Moody's rates direct obligations of the Commonwealth as Aa2. Both rating agencies have a stable outlook on their ratings. In December 2004, Moody's removed its negative outlook on its rating. Fitch rates direct obligations of the Commonwealth at AA-.


TAXABLE SECURITIES. Under normal conditions, the funds do not intend to invest in securities in which interest is subject to federal income and/or state and local personal income taxes. However, from time to time, as a defensive measure or under abnormal market conditions, the funds may make temporary investments in securities, the interest on which is subject to federal income and/or state and local personal income taxes.


TEMPORARY DEFENSIVE INVESTMENTS. During unusual market conditions, the Schwab Municipal Money Fund(TM), Schwab California Municipal Money Fund(TM), Schwab New York Municipal Money

Fund(TM), Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, Schwab Florida Municipal Money Fund, and the Schwab Massachusetts Municipal Money Fund may invest in taxable money market securities as a temporary defensive measure.


U.S. GOVERNMENT SECURITIES. Many U.S. government securities are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities that a fund owns do not extend to shares of the fund itself. Although the risk of default with U.S. government securities is considered unlikely, any default on the part of a portfolio investment could cause a fund's share price or yield to fall.

U.S. TREASURY SECURITIES are obligations of the U.S. Treasury and include bills, notes and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States government.

VARIABLE AND FLOATING RATE DEBT SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.

Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may make the securities more difficult to sell quickly without losses. There are risks involved with these securities because there may be no active secondary market for a particular variable rate demand security purchased by a fund. In addition, a fund may exercise only its demand rights at certain times. A fund could suffer losses in the event that the issuer defaults on its obligation.

Synthetic variable or floating rate securities include tender option bond receipts. Tender option bond receipts are derived from fixed-rate municipal bonds that are placed in a trust from which two classes of trust receipts are issued. These receipts represent proportionate interest in the underlying bonds. Interest payments are made on the bonds based upon a predetermined rate. Under certain circumstances, the holder of a trust receipt also may participate in any gain or loss on the sale of such bonds. Tender option bond trust receipts generally are structured as private placements and, accordingly, may be deemed to be restricted securities for purposes of a fund's investment limitations.

                             INVESTMENT LIMITATIONS

The following investment limitations may be changed only by vote of a majority of each fund's outstanding voting shares.


EACH OF SCHWAB MUNICIPAL MONEY FUND(TM), SCHWAB CALIFORNIA MUNICIPAL MONEY FUND(TM) AND SCHWAB NEW YORK MUNICIPAL MONEY FUND(TM) MAY NOT:

(1) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) Lend or borrow money, except to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(4) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Pledge, mortgage or hypothecate any of its assets, except to the extent as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(6) Issue senior securities, except to the extent as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(7) Purchase securities or make investments other than in accordance with investment objectives and policies.


SCHWAB MUNICIPAL MONEY FUND(TM) MAY NOT:


(1) Purchase securities of any issuer unless consistent with the maintenance of its status as a diversified company under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.


EACH OF SCHWAB NEW JERSEY MUNICIPAL MONEY FUND(TM), SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND(TM), SCHWAB FLORIDA MUNICIPAL MONEY FUND(TM) AND SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND(TM) MAY NOT:


(1) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(2) Purchase or sell commodities, commodities contracts, futures contracts, or real estate, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(3) Lend or borrow money, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(4) Underwrite securities, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(5) Pledge, mortgage or hypothecate any of its assets, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(6) Issue senior securities, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE POLICIES AND RESTRICTIONS.

Borrowing. The 1940 Act presently restricts a fund from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.

Concentration. The SEC presently defines concentration as investing 25% or more of a fund's net assets in an industry or group of industries, with certain exceptions. Municipal securities are not deemed to be issued by an issuer from a single industry or group of industries.


Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets. The foregoing restriction does not apply to non-diversified funds.


Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The funds have adopted a fundamental policy that would permit direct investment in real estate. However, the funds have a non-fundamental investment limitation that prohibits them from investing directly in real estate. This non-fundamental policy may be changed only by vote of the funds' Board of Trustees.

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.

EACH FUND MAY NOT:

(1) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

(3) Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

(4) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

(5) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.

(6)      Invest more than 10% of its net assets in illiquid securities.

(7) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.


THE SCHWAB MUNICIPAL MONEY FUND(TM) MAY NOT:


(1) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry, group of industries or in any one state (although securities issued by government or political subdivisions of governments are not considered to be securities subject to this industry concentration restriction).


THE SCHWAB CALIFORNIA MUNICIPAL MONEY FUND(TM), THE SCHWAB NEW YORK MUNICIPAL MONEY FUND(TM), THE SCHWAB NEW JERSEY MUNICIPAL MONEY FUND(TM), THE SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND(TM), THE SCHWAB FLORIDA MUNICIPAL MONEY FUND(TM) AND THE SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND(TM) MAY NOT:


(1) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries (although securities issued by government or political subdivisions of governments are not considered to be securities subject to this industry concentration restriction).

Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the fund's acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing, any subsequent change in net assets or other circumstances does not require a fund to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances causes a fund to exceed its limitation, the fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.


                             MANAGEMENT OF THE FUNDS


The funds are overseen by a Board of Trustees. The trustees are responsible for protecting shareholder interests. The trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of each fund. The trustees met 7 times during the most recent fiscal year.



Certain trustees are "interested persons." A trustee is considered an interested person of the trust under the 1940 Act if he or she is an officer, director, or an employee of Charles Schwab Investment Management, Inc. ("CSIM") or Charles Schwab & Co., Inc. ("Schwab"). A trustee also may be considered an interested person of the Trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation, a publicly traded company and the parent company of the funds' investment adviser and distributor.



This information is provided as of December 31, 2004. Each of the officers and/or trustees also serves in the same capacity as described for the Trust, for Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios (collectively referred to herein as the "Family of Investment Companies"), which as of December 31, 2004, included 53 funds.



On January 30, 2004, CSIM became the investment advisor of the Laudus Trust and the Laudus Variable Insurance Trust (the Family of Investment Companies, Laudus Trust and Laudus Variable Insurance Trust are collectively referred to herein as the "Fund Complex"). As of December 31, 2004, the Fund Complex consisted of 63 funds. Ms. Byerwalter and Mr. Hasler also serve as trustees for the Laudus Trust and Laudus Variable Insurance Trust, therefore, each of these trustees oversees all 63 funds in the Fund Complex. The address of each individual is 101 Montgomery Street, San Francisco, California 94104.



Each officer's and trustee's principal occupations during the past five years, other current directorships and affiliations, if any, with The Charles Schwab Corporation, Schwab and CSIM are as follows:

                                              TERM OF OFFICE
NAME AND DATE           POSITION(S) WITH      AND LENGTH OF                 PRINCIPAL OCCUPATIONS              OTHER
  OF BIRTH                 THE TRUST          TIME SERVED 1               DURING THE PAST FIVE YEARS       DIRECTORSHIPS

                                                   INDEPENDENT TRUSTEES

DONALD F. DORWARD       Trustee               Trustee of The                 Chief Executive
September 23, 1931                            Charles Schwab                 Officer, Dorward &
                                              Family of Funds                Associates (corporate
                                              since 1989.                    management, marketing
                                                                             and communications
                                                                             consulting firm). From
                                                                             1996 to 1999,
                                                                             Executive Vice
                                                                             President and Managing
                                                                             Director, Grey
                                                                             Advertising. Prior to
                                                                             1996, President and
                                                                             Chief Executive
                                                                             Officer, Allen &
                                                                             Dorward Advertising.

ROBERT G. HOLMES        Trustee               Trustee of The                 Chairman, Chief
May 15, 1931                                  Charles Schwab                 Executive Officer and
                                              Family of Funds                Director, Semloh
                                              since 1989.                    Financial, Inc.
                                                                             (international
                                                                             financial services and
                                                                             investment advisory
                                                                             firm).

DONALD R. STEPHENS      Trustee               Trustee of The                 Managing Partner, D.R.
June 28, 1938                                 Charles Schwab                 Stephens & Company
                                              Family of Funds                Prior to 1996,
                                              (investments).                 Chairman and Chief
                                              since 1989.                    Executive Officer of
                                                                             North American Trust
                                                                             (real estate
                                                                             investment trust).



---------------
1 Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

MICHAEL W. WILSEY       Trustee               Trustee of The                 Chairman and Chief
August 18, 1943                               Charles Schwab                 Executive Officer,
                                              Family of Funds                Wilsey Bennett, Inc.
                                              since 1989.                    (real estate
                                                                             investment and
                                                                             management, and other
                                                                             investments).

MARIANN BYERWALTER      Trustee               Trustee of The                 Chairman of JDN               Ms. Byerwalter is on
August 13, 1960                               Charles Schwab                 Corporate Advisory            the Board of Stanford
                                              Family of Funds                LLC. From 1996 to             University, America
                                              since 2000.                    2001, Ms. Byerwalter          First Companies,
                                                                             was the Vice President        Omaha, NE (venture
                                                                             for Business Affairs          capital/fund
                                                                             and Chief Financial           management), Redwood
                                                                             Officer of Stanford           Trust, Inc. (mortgage
                                                                             University and, in            finance), Stanford
                                                                             2001, Special Advisor         Hospitals and Clinics,
                                                                             to the President of           SRI International
                                                                             Stanford University. 2        (research), PMI Group,
                                                                                                           Inc. (mortgage
                                                                                                           insurance), Lucile
                                                                                                           Packard Children's
                                                                                                           Hospital. She is also
                                                                                                           a Trustee of Laudus
                                                                                                           Trust and Laudus
                                                                                                           Variable Insurance
                                                                                                           Trust (registered
                                                                                                           investment companies).
                                                                                                           In 2005 she joined the
                                                                                                           board of Pacific Life
                                                                                                           Insurance Company.

WILLIAM A. HASLER       Trustee               Trustee of The                 Mr. Hasler is Dean            Mr. Hasler is on the
November 22, 1941                             Charles Schwab                 Emeritus of the Haas          Board of Aphton
                                              Family of Funds                Schools of Business at        Corporation
                                              since 2000.                    the University of             (bio-pharmaceuticals),
                                                                             California, Berkeley          Mission West
                                                                             (higher education). -         Properties (commercial
                                                                             Prior to August 1998,         real estate), Stratex
                                                                             Mr. Hasler was Dean of        Networks (a network
                                                                             this institution.             equipment
                                                                                                           corporation), TOUSA
                                                                                                           (home building), and
                                                                                                           Solectron Corporation
                                                                                                           (manufacturing) where
                                                                                                           he is also
                                                                                                           Non-Executive
                                                                                                           Chairman. He is also a
                                                                                                           Trustee of Laudus
                                                                                                           Trust and Laudus
                                                                                                           Variable Insurance
                                                                                                           Trust (registered
                                                                                                           investment companies).



-------------
2 Charles R. Schwab, an interested trustee (see below) has served as a Trustee of Stanford University since December 1993. From 1996 to 2001, Ms. Byerwalter was Chief Financial Officer of Stanford.

                                                                                                           Mr. Hasler is also a
                                                                                                           Public Governor and
                                                                                                           member of the
                                                                                                           Executive Committee
                                                                                                           for Pacific Stock &
                                                                                                           Options Exchange.

GERALD B. SMITH         Trustee               Trustee of The                 Since 1990, Chairman          Mr. Smith is on the
September 28, 1950                            Charles Schwab                 and Chief Executive           Board of Cooper
                                              Family of Funds                Officer and founder of        Industries (electrical
                                              since 2000.                    Smith Graham & Co.            products, tools and
                                                                             (investment advisors).        hardware), and is
                                                                                                           Chairman of the audit
                                                                                                           committee of Northern
                                                                                                           Border Partners, L.P.
                                                                                                           (energy).

                                              INTERESTED TRUSTEES

CHARLES R. SCHWAB 3      Chairman and         Chairman and                   Chairman, Chief               Director, Siebel
July 29, 1937            Trustee              Trustee of The                 Executive Officer and         Systems (a software
                                              Charles Schwab                 Director, The Charles         company) and Xign,
                                              Family of Funds                Schwab Corporation,           Inc. (a developer of
                                              since 1989.                    Charles Schwab & Co.,         electronic payment
                                                                             Inc.; Chairman and            systems); Trustee,
                                                                             Director, Charles             Stanford University,
                                                                             Schwab Investment             since 1993; Director,
                                                                             Management, Inc.;             TrustMark, Inc.;
                                                                             Chairman, Charles             Director, The Gap,
                                                                             Schwab Holdings (UK);         Inc. (clothing
                                                                             Chief Executive               retailer), until May
                                                                             Officer and Director,         2004; Director, The
                                                                             Schwab Holdings, Inc.;        Charles Schwab Trust
                                                                             Chairman and Chief            Company, until July
                                                                             Executive Officer,            2001; Director,
                                                                             Schwab (SIS) Holdings,        Audiobase, Inc.
                                                                             Inc. I, Schwab                (full-service audio
                                                                             International                 solutions for the
                                                                             Holdings, Inc.;               Internet), until March
                                                                             Director, U.S. Trust          2002; Director,
                                                                             Corporation, United           Vodaphone AirTouch PLC
                                                                             States Trust Company          (a telecommunications
                                                                             of New York; Co-Chief         company) until May
                                                                             Executive Officer             2002.
                                                                             until May 2003, The
                                                                             Charles Schwab
                                                                             Corporation.

                                              OFFICERS



---------------
3 In addition to his employment with the investment adviser and the distributor, Mr. Schwab also owns stock of The Charles Schwab Corporation. Mr. Schwab is an Interested Trustees because he is an employee of Schwab and/or the adviser.

EVELYN DILSAVER         President and         Officer of The                 Executive Vice
May 4, 1955             Chief Executive       Charles Schwab                 President and
                        Officer               Family of Funds                President, Charles
                                              since 2004.                    Schwab Investment
                                                                             Management, Inc. From
                                                                             June 2003 to July
                                                                             2004, Ms. Dilsaver was
                                                                             Senior Vice President
                                                                             of the Asset
                                                                             Management Products
                                                                             and Services
                                                                             Enterprise, with
                                                                             responsibility for
                                                                             product development
                                                                             and distribution.
                                                                             Prior to this, Ms.
                                                                             Dilsaver was Executive
                                                                             Vice President of U.S.
                                                                             Trust, a subsidiary of
                                                                             The Charles Schwab
                                                                             Corporation, as their
                                                                             chief financial
                                                                             officer and chief
                                                                             administrative
                                                                             officer.

STEPHEN B. WARD         Senior Vice                Officer of The            Director, Senior Vice
April 5, 1955           President and              Charles Schwab            President and Chief
                        Chief Investment           Family of Funds           Investment Officer,
                        Officer.                   since 1991.               Charles Schwab
                                                                             Investment Management,
                                                                             Inc.; Chief Investment
                                                                             Officer, The Charles
                                                                             Schwab Trust Company.


GEORGE PEREIRA          Treasurer and              Officer of The            From December 1999 to
June 9, 1964            Principal                  Charles Schwab            November 2004, Mr.
                        Financial Officer          Family of Funds           Pereira was Sr. Vice
                                                   since 2004.               President, Financial
                                                                             Reporting, Charles
                                                                             Schwab & Co., Inc.
                                                                             From September 1999 to
                                                                             December 1999, Mr.
                                                                             Pereira was Chief
                                                                             Financial Officer,
                                                                             Commerzbank Capital
                                                                             Markets. Prior to
                                                                             September 1999, Mr.
                                                                             Pereira was Managing
                                                                             Director at the New
                                                                             York Stock Exchange.

KOJI E. FELTON          Secretary                  Officer of The            Senior Vice President,
March 13, 1961                                     Charles Schwab            Chief Counsel and
                                                   Family of Funds           Assistant Corporate
                                                   since 1998.               Secretary, Charles
                                                                             Schwab Investment
                                                                             Management, Inc. Prior
                                                                             to June 1998, Mr.
                                                                             Felton was a Branch
                                                                             Chief in Enforcement
                                                                             at the U.S. Securities
                                                                             and Exchange
                                                                             Commission in San
                                                                             Francisco.

RANDALL FILLMORE        Chief Compliance           Officer of The            Senior Vice President,
November 11, 1960       Officer                    Charles Schwab            Institutional
                                                   Family of Funds           Compliance and Chief
                                                   since 2002.               Compliance Officer,
                                                                             Charles Schwab
                                                                             Investment Management,
                                                                             Inc. From 2002 to
                                                                             2003, Mr. Fillmore was
                                                                             Vice President,
                                                                             Charles Schwab & Co.
                                                                             and Charles Schwab
                                                                             Investment Management,
                                                                             Inc. From 2000 to
                                                                             2002, Mr. Fillmore was
                                                                             Vice President of
                                                                             Internal Audit,
                                                                             Charles Schwab & Co.
                                                                             Prior to 2000, Mr.
                                                                             Fillmore was with
                                                                             PricewaterhouseCoopers.

KIMON P. DAIFOTIS       Senior Vice                Officer of The            Senior Vice President
July 10, 1959           President and              Charles Schwab            and Chief Investment
                        Chief Investment           Family of Funds           Officer -- Fixed
                        Officer.                   since 2004.               Income, Charles Schwab
                                                                             Investment Management,
                                                                             Inc. Prior to 2004,
                                                                             Mr. Daifotis was Vice
                                                                             President and Sr.
                                                                             Portfolio Manager,
                                                                             Charles Schwab
                                                                             Investment Management,
                                                                             Inc.

JEFFREY M. MORTIMER     Senior Vice                Officer of The            Senior Vice President
September 29, 1963      President and              Charles Schwab            and Chief Investment
                        Chief Investment           Family of Funds           Officer -- Equities,
                        Officer.                   since 2004.               Charles Schwab
                                                                             Investment Management,
                                                                             Inc. Prior to 2004,
                                                                             Mr. Mortimer was Vice
                                                                             President and Sr.
                                                                             Portfolio Manager,
                                                                             Charles Schwab
                                                                             Investment Management,
                                                                             Inc.



The continuation of a fund's investment advisory agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval.



Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the investment advisory agreement between the Trust and CSIM (the "Agreement") with respect to existing funds in the Trust. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the funds' investment adviser, as well as extensive data provided by third parties, and the Independent Trustees receive advice from counsel to the Independent Trustees.



At the August 31 and November 16, 2004 meetings, the trustees, including a majority of Independent Trustees, approved the Agreement based on consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the services provided to the funds under the Agreement; (2) the funds' expenses under the Agreement and how those expenses compared to those of other comparable mutual funds; (3) each fund's investment performance and how it compared to that of other comparable mutual funds; and (4) the profitability of CSIM and its affiliates, including Schwab, with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates.


First, with respect to the nature and quality of the services provided by CSIM to the funds, the trustees considered, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered how Schwab's extensive branch network, around-the-clock access, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees also considered Schwab's excellent reputation as a full service firm and its overall financial condition.


Second, with respect to the funds' expenses under the Agreement, the trustees considered each fund's net operating expense ratio in comparison to those of other comparable mutual funds, such "peer groups" and comparisons having been selected and calculated by an independent third party. The trustees also considered the existence of any economies of scale and whether those were passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. The trustees also considered information about average expense ratios of comparable mutual funds in each fund's respective peer group and the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap.


Third, with respect to fund performance, the trustees considered each fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. The trustees considered the composition of the peer group, selection criteria, and the reputation of the third party who prepared the analysis. In evaluating performance, the trustees considered both risk and shareholder risk expectations for a given fund.



Fourth, with regard to profitability, the trustees considered all compensation flowing to CSIM and its affiliates, directly or indirectly. The trustees also considered any benefits derived by the investment adviser from its relationship with the funds, such as investment information or other research resources. In determining profitability of CSIM and its affiliates, the trustees reviewed management's profitability analyses with the assistance of independent accountants. The trustees also considered whether the levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the funds by CSIM and its affiliates.



In its deliberation, the trustees did not identify any particular information that was all-important or controlling. Based on the trustees' deliberation and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.


                               TRUSTEE COMMITTEES


The Trust has an Audit/Portfolio Compliance Committee that is comprised of all of the Independent Trustees. This Committee reviews financial statements and other audit-related matters for the trust; it does this at least quarterly and, if necessary, more frequently. The Committee met 4 times during the most recent fiscal year.



The Trust has a Nominating Committee that is comprised of all of the Independent Trustees, which meets as often as deemed appropriate by the Committee for the primary purpose of nominating persons to serve as members of the Board of Trustees. This Committee did not meet during the most recent fiscal year. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Trustees.

                              TRUSTEE COMPENSATION




The following table provides trustee compensation for the fiscal year ending December 31, 2004. This information is for the Fund Complex, which included 63 funds as of December 31, 2004.



                                           Pension or
                                           Retirement
                          Schwab        Benefits Accrued            ($)
         Name of          Family        as Part of Fund      Total Compensation
         Trustee         of Funds           Expenses         from Fund Complex
         -----------------------------------------------------------------------
                               "Interested Trustee"
         Charles R.
         Schwab                 0              N/A                     0

                               "Independent Trustees"

         Mariann
         Byerwalter      $103,555              N/A              $216,757

         Donald F.
         Dorward         $103,555              N/A              $161,755

         William A.
         Hasler          $103,555              N/A              $216,757

         Robert G.
         Holmes          $103,555              N/A              $161,755

         Gerald B.
         Smith           $103,555              N/A              $161,755

         Donald R.
         Stephens        $103,555              N/A              $161,755

         Michael W.
         Wilsey           $99,565              N/A              $155,665

                  SECURITIES BENEFICIALLY OWNED BY EACH TRUSTEE



The following tables provide each Trustee's equity ownership of a fund and ownership of all registered investment companies overseen by each Trustee in the Family of Investment Companies as of December 31, 2004. As of December 31, 2004, the Family of Investment Companies included 53 funds.







                                                         Dollar Range of Trustee
                                                         Ownership of the Fund:
                                                                                                   Aggregate Dollar Range Of
                                         Schwab          Schwab California          Schwab New      Trustee Ownership In the
                                     Municipal Money      Municipal Money         York Municipal      Family of Investment
         Name of Trustee                Fund(TM)             Fund(TM)             Money Fund(TM)           Companies*
         -------------------------------------------------------------------------------------------------------------------
         Charles R. Schwab                 None            Over $100,000              None                 Over $100,000
         Mariann Byerwalter                None                     None              None                 Over $100,000
         Donald F. Dorward                 None                     None              None               $10,001-$50,000
         William A. Hasler                 None                     None              None              $50,001-$100,000
         Robert G. Holmes                  None                     None              None                 Over $100,000
         Gerald B. Smith                   None                     None              None                 Over $100,000
         Donald R. Stephens                None                     None              None                 Over $100,000
         Michael W. Wilsey                 None                     None              None                 Over $100,000




                                                          Dollar Range of Trustee
                                                           Ownership of the Fund:

                                                         Schwab          Schwab              Schwab        Aggregate Dollar Range
                                    Schwab New        Pennsylvania       Florida          Massachusetts   Of Trustee Ownership In
                                 Jersey Municipal   Municipal Money     Municipal        Municipal Money  the Family of Investment
         Name of Trustee          Money Fund(TM)       Fund(TM)       Money Fund(TM)         Fund(TM)            Companies*
         ------------------------------------------------------------------------------------------------------------------------
         Charles R. Schwab             None               None            None                None              Over $100,000
         Mariann Byerwalter            None               None            None                None              Over $100,000
         Donald F. Dorward             None               None            None                None            $10,001-$50,000
         William A. Hasler             None               None            None                None           $50,001-$100,000
         Robert G. Holmes              None               None            None                None              Over $100,000
         Gerald B. Smith               None               None            None                None              Over $100,000
         Donald R. Stephens            None               None            None                None              Over $100,000
         Michael W. Wilsey             None               None            None                None              Over $100,000

                           DEFERRED COMPENSATION PLAN


Independent Trustees may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the Trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would have if the fees credited to the account had been invested in the shares of Schwab Funds(R) selected by the trustee. Currently, none of the Independent Trustees has elected to participate in this plan.



                                 CODE OF ETHICS

The funds, their investment adviser and Schwab have adopted a Code of Ethics
(Code) as described under the 1940 Act. Subject to certain conditions or restrictions, the Code permits the trustees, directors, officers or advisory representatives of the funds or the investment adviser or the directors or officers of Schwab to buy or sell directly or indirectly securities for their own accounts. This includes securities that may be purchased or held by the funds. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser's Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.



                DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES


Charles Schwab Investment Management ("CSIM"), as an investment adviser, is generally responsible for voting proxies with respect to the securities held in accounts of investment companies for which it provides discretionary investment management services. CSIM's Proxy Committee exercises and documents CSIM's responsibility with regard to voting of client proxies (the "Proxy Committee"). The Proxy Committee is composed of representatives of CSIM's Compliance, Fund Administration, Legal and Portfolio Management Departments, and chaired by CSIM's Chief Investment Officer. The Chairman of the Committee may appoint the remaining members of the Committee. The Proxy Committee reviews and, as necessary, may amend periodically these Procedures to address new or revised proxy voting policies or procedures. The policies stated in these Proxy Voting Policy and Procedures (the "CSIM Proxy Procedures") pertain to all of CSIM's clients.


The Boards of Trustees (the "Trustees") of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios (collectively, the "Funds" or "Schwab Funds") has delegated the responsibility for voting proxies to CSIM through their respective Investment Advisory and Administration Agreements. The Trustees have adopted these Proxy Procedures with respect to proxies voted on behalf of the various Schwab Funds portfolios. CSIM will present amendments to the Trustees for approval. However, there may be circumstances where the Proxy Committee deems it advisable to amend the Proxy Procedures between regular Schwab Funds Board meetings. In such cases, the Trustees will be asked to ratify any changes at the next regular meeting of the Board.


To assist CSIM in its responsibility for voting proxies and the overall proxy voting process, CSIM has retained Institutional Shareholder Services ("ISS") as an expert in the proxy voting and corporate governance area. ISS is an independent company that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided by ISS include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping.

PROXY VOTING POLICY

For investment companies and other clients for which CSIM exercises its responsibility for voting proxies, it is CSIM's policy to vote proxies in the manner that CSIM and the Proxy Committee determine will maximize the economic benefit to CSIM's clients. In furtherance of this policy, the Proxy Committee has received and reviewed ISS's written proxy voting policies and procedures ("ISS's Proxy Procedures") and has determined that ISS's Proxy Procedures are consistent with the CSIM Proxy Procedures and CSIM's fiduciary duty with respect to its clients. The Proxy Committee will review any material amendments to ISS's Proxy Procedures to determine whether such procedures continue to be consistent with the CSIM Proxy Voting Procedures, and CSIM's fiduciary duty with respect to its clients.

Except under the circumstances described below, the Proxy Committee will delegate to ISS responsibility for voting proxies, including timely submission of votes, on behalf of CSIM's clients in accordance with ISS's Proxy Procedures.

For proxy issues that are not addressed by ISS's Proxy Procedures or are determined by the Proxy Committee or the applicable portfolio manager or other relevant portfolio management staff to raise significant concerns with respect to the accounts of CSIM clients, the Proxy Committee will review the analysis and recommendation of ISS. Examples of factors that could cause a matter to raise significant concerns include, but are not limited to: issues whose outcome has the potential to materially affect the company's industry, or regional or national economy, and matters which involve broad public policy developments which may similarly materially affect the environment in which the company operates. The Proxy Committee also will solicit input from the assigned portfolio manager and other relevant portfolio management staff for the particular portfolio security. After evaluating all such recommendations, the Proxy Committee will decide how to vote the shares and will instruct ISS to vote consistent with its decision. The Proxy Committee has the ultimate responsibility for making the determination of how to vote the shares in order to maximize the value of that particular holding.

         Conflicts of Interest. For all proxy issues, whether routine or non-routine, that present material conflicts of interest between CSIM, and/or any of its affiliates, and CSIM's clients, CSIM will delegate to ISS responsibility for voting such proxies in accordance with ISS's Proxy Procedures. The CSIM Legal Department is responsible for developing procedures to identify material conflicts of interest.

         Voting Foreign Proxies. CSIM has arrangements with ISS for voting proxies. However, voting proxies with respect to shares of foreign securities may involve significantly greater effort and corresponding cost than voting proxies with respect to domestic securities, due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Problems voting foreign proxies may include the following:
         o        proxy statements and ballots written in a foreign language;
         o        untimely and/or inadequate notice of shareholder meetings;
         o        restrictions of foreigner's ability to exercise votes;
         o        requirements to vote proxies in person;
         o        the imposition of restrictions on the sale of securities for a period of time in proximity to the shareholder meeting;
         o        requirements to provide local agents with power of attorney to facilitate CSIM's voting instructions.

In consideration of the foregoing issues, ISS uses its best-efforts to vote foreign proxies. As part of its ongoing oversight, the Proxy Committee will monitor the voting of foreign proxies to determine whether all reasonable steps are taken to vote foreign proxies. If the Proxy Committee determines that the cost associated with the attempt to vote outweighs the potential benefits clients may derive from voting, the Proxy Committee may decide not to attempt to vote.

         Sub-Advisory Relationships. For investment companies or other clients that CSIM has delegated day-to-day investment management responsibilities to an investment adviser, CSIM may delegate its responsibility to vote proxies with respect to such investment companies' or other clients' securities. Each Sub-adviser to whom proxy voting responsibility has been delegated will be required to review all proxy solicitation material and to exercise the voting rights associated with the securities as it has been allocated in the best interest of each investment company and its shareholders, or other client. Prior to delegating the proxy voting responsibility, CSIM will review each sub-adviser's proxy voting policy to ensure that each Sub-adviser's proxy voting policy is generally consistent with the maximization of economic benefits to the investment company or other client.

REPORTING AND RECORD RETENTION

CSIM will maintain, or cause ISS to maintain, records which identify the manner in which proxies have been voted (or not voted) on behalf of CSIM clients. CSIM will comply with all applicable rules and regulations regarding disclosure of its or its clients proxy voting records and procedures.

CSIM will retain all proxy voting materials and supporting documentation as required under the Investment Advisers Act of 1940 and the rules and regulations thereunder.

PROXY COMMITTEE QUORUM

Attendance by four members (or their respective designates) constitutes a quorum.

ISS PROXY VOTING GUIDELINES SUMMARY

The following is a concise summary of ISS's current proxy voting policy guidelines.

1. AUDITORS

Vote CASE-BY-CASE on shareholder proposals on auditor rotation, taking into account these factors:

-        Tenure of the audit firm
- Establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price
-        Length of the rotation period advocated in the proposal
-        Significant audit-related issues
-        Number of audit committee meetings held each year
-        Number of financial experts serving on the committee

2. BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Generally, vote CASE-BY-CASE. But WITHHOLD votes from:

- Insiders and affiliated outsiders on boards that are not at least majority independent

- Directors who sit on more than six boards, or on more than two public boards in addition to their own if they are CEOs of public companies
- Directors who adopt a poison pill without shareholder approval since the company's last annual meeting and there is no requirement to put the pill to shareholder vote within 12 months of its adoption?
- Directors who serve on the compensation committee when there is a negative correlation between chief executive pay and company performance (fiscal year end basis)
- Directors who have failed to address the issue(s) that resulted in any of the directors receiving more than 50% withhold votes out of those cast at the previous board election

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote FOR shareholder proposals asking that the chairman and CEO positions be separated (independent chairman), unless the company has a strong countervailing governance structure, including a lead director, two-thirds independent board, all independent key committees, and established governance guidelines. Additionally, the company should not have underperformed its peers.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the ISS definition of independence.

OPEN ACCESS (SHAREHOLDER RESOLUTION)

Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent's rationale.

3. SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election. In proxy contests, support confidential voting proposals only if dissidents agree to the same policy that applies to management.

4. PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

REIMBURSING PROXY SOLICITATION EXPENSES

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5. POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6. MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7. REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8. CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

- It is intended for financing purposes with minimal or no dilution to current shareholders
- It is not designed to preserve the voting power of an insider or significant shareholder

9. EXECUTIVE AND DIRECTOR COMPENSATION

ISS applies a quantitative methodology, but for Russell 3000 companies will also apply a pay-for-performance overlay in assessing equity-based compensation plans.

Vote AGAINST a plan if the cost exceeds the allowable cap.

Vote FOR a plan if the cost is reasonable (below the cap) unless any of the following conditions apply:

- The plan expressly permits repricing of underwater options without shareholder approval; or
- There is a disconnect between the CEO's pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on
- The company's most recent three-year burn rate is excessive and is an outlier within its peer group

A company that has triggered the burn rate policy may avoid an AGAINST vote recommendation, if it commits to meet the industry average burn rate over the next three years. The above general voting guidelines for pay for performance may change if the compensation committee members can demonstrate improved performance in an additional public filing such as a DEFA 14A or 8K. To demonstrate improved performance, committee members should review all components of a CEO's compensation and prepare a tally sheet with dollar amounts under various payout scenarios. The committee should also have the sole authority to hire and fire outside compensation consultants.

DIRECTOR COMPENSATION

Before recommending a vote FOR a director equity plan, ISS will review the company's proxy statement for the following qualitative features:

- Stock ownership guidelines (a minimum of three times the annual cash retainer)
- Vesting schedule or mandatory holding/deferral period (minimum vesting of three years for stock options or restricted stock)
-        Balanced mix between cash and equity
- Non-employee directors should not receive retirement benefits/perquisites
-        Detailed disclosure of cash and equity compensation for each director

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

-        Historic trading patterns
-        Rationale for the repricing
-        Value-for-value exchange
-        Option vesting
-        Term of the option
-        Exercise price
-        Participation
-        Treatment of surrendered options

QUALIFIED EMPLOYEE STOCK PURCHASE PLANS

Vote on qualified employee stock purchase plans on a CASE-BY-CASE basis.

Vote FOR qualified employee stock purchase plans where all of the following apply:

-        Purchase price is at least 85 percent of fair market value

-        Offering period is 27 months or less, and
-        Potential voting power dilution (VPD) is 10 percent or less.

Vote AGAINST qualified employee stock purchase plans where any of the opposite conditions occur.

NONQUALIFIED EMPLOYEE STOCK PURCHASE PLANS

Vote on nonqualified employee stock purchase plans on a CASE-BY-CASE basis.

Vote FOR nonqualified plans with all the following features:

-        Broad-based participation
- Limits on employee contribution (a fixed dollar amount or a percentage of base salary)
- Company matching contribution up to 25 percent of employee's contribution, which is effectively a discount of 20 percent from market value
- No discount on the stock price on the date of purchase since there is a company matching contribution

Vote AGAINST nonqualified employee stock purchase plans if they do not meet the above criteria.

SHAREHOLDER PROPOSALS ON COMPENSATION

Generally vote CASE-BY-CASE, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. But generally vote FOR shareholder proposals that:

- Advocate the use of performance-based awards like indexed, premium-priced, and performance-vested options or performance-based shares, unless the proposal is overly restrictive or the company already substantially uses such awards.
- Call for a shareholder vote on extraordinary benefits contained in Supplemental Executive Retirement Plans (SERPs).

10. SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

Vote:

-        FOR proposals for the company to amend its Equal Employment Opportunity
         (EEO) Statement to include reference to sexual orientation, unless the change would result in excessive costs for the company.
- AGAINST resolutions asking for the adopting of voluntary labeling of ingredients or asking for companies to label until a phase out of such ingredients has been completed.
- CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, with consideration of the risks associated with certain international markets, the utility of such a report to shareholders, and the existence of a publicly available code of corporate conduct that applies to international operations.


The Trust is required to disclose annually the funds' complete proxy voting record on Form N-PX. The funds' proxy voting record for the most recent 12 month period ended June 30th is available by visiting the Schwab website at www.schwab.com/schwabfunds. The funds' Form N-PX is also available on the SEC's website at www.sec.gov.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of April 14, 2005, the officers and trustees of the Trust, as a group, owned of record or beneficially, less than 1% of the outstanding voting securities of any class of each fund.



As of March 31, 2005, the following represents persons or entities that owned, of record or beneficially, more than 5% of the outstanding voting securities of any class of each fund:



SCHWAB MUNICIPAL MONEY FUND -- INSTITUTIONAL SHARES
Cook Group, Inc.                                            6%
P.O. Box 1608
Bloomington, IN 47402


                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco, CA 94104, serves as the funds' investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the Trust. Schwab is an affiliate of the investment adviser and is the Trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive a graduated annual fee payable monthly based on each fund's average daily net assets as described below.

First $1 billion -- 0.38%
More than $1 billion but not exceeding $10 billion -- 0.35%
More than $10 billion but not exceeding $20 billion -- 0.32%
More than $20 billion but not exceeding $40 billion -- 0.30%
More than $40 billion -- 0.27%


For the fiscal years ended December 31, 2002, 2003 and 2004, Schwab Municipal Money Fund(TM) paid net investment advisory fees of $23,110,000 (fees were reduced by $16,061,000), $26,881,000 (fees were reduced by $16,579,000) and
$28,121,000 (fees were reduced by $17,253,000), respectively.



For the fiscal years ended December 31, 2002, 2003 and 2004, Schwab California Municipal Money Fund(TM) paid net investment advisory fees of $13,891,000 (fees were reduced by $9,274,000), $15,680,000 (fees were reduced by $10,033,000) and
$15,548,000 (fees were reduced by $9,766,000), respectively.



For the fiscal years ended December 31, 2002, 2003 and 2004, Schwab New York Municipal Money Fund(TM) paid net investment advisory fees of $3,342,000 (fees were reduced by $2,495,000), $3,804,000 (fees were reduced by $2,561,000), and
$3,817,000 (fees were reduced by $2,543,000), respectively.

For the fiscal years ended December 31, 2002, 2003 and 2004, Schwab New Jersey Municipal Money Fund(TM) paid net investment advisory fees of $590,000 (fees were reduced by $940,000), $805,000 (fees were reduced by $987,000), and $825,000 (fees were reduced by $995,000), respectively.



For the fiscal years ended December 31, 2002, 2003 and 2004, Schwab Pennsylvania Municipal Money Fund(TM) paid net investment advisory fees of $394,000 (fees were reduced by $693,000), $514,000 (fees were reduced by $711,000), and $577,000 (fees were reduced by $743,000), respectively.



For the fiscal years ended December 31, 2002, 2003 and 2004, Schwab Florida Municipal Money Fund(TM) paid net investment advisory fees of $932,000 (fees were reduced by $2,530,000), $1,798,000 (fees were reduced by $2,332,000), and
$2,251,000 (fees were reduced by $2,204,000), respectively.



For the period between May 16, 2003 and December 31, 2003, Schwab Massachusetts Municipal Fund(TM) paid net investment advisory fees of $114,000 (fees were reduced by $732,000). For the fiscal year ended December 31, 2004, the fund paid net investment advisor fees of $438,000 (fees were reduced by $976,000).



Schwab and the investment adviser have agreed to limit each of the Sweep Shares of the Schwab Municipal Money Fund(TM), the Schwab California Municipal Money Fund(TM), the Schwab New York Municipal Money Fund(TM), the Schwab New Jersey Municipal Money Fund(TM), the Schwab Pennsylvania Municipal Money Fund(TM), the Schwab Florida Municipal Money Fund(TM) and the Schwab Massachusetts Municipal Money Fund's(TM) "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.65%, respectively, through April 29, 2006.



Schwab and the investment adviser have agreed to limit each of the Value Advantage Shares of the Schwab Municipal Money Fund(TM), Schwab California Municipal Money Fund(TM) and Schwab New York Municipal Money Fund's(TM) "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.45%, respectively, through April 29, 2006.



Schwab and the investment adviser have agreed to limit the Schwab Municipal Money Fund's Institutional Shares and Select Shares'(R) "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.24% and 0.35%, respectively, through April 29, 2006.



The expense cap is determined in coordination with the Board of Trustees, and the expense cap is intended to limit the effects on shareholders of expenses incurred in the ordinary operation of a fund. The expense cap is not intended to cover all fund expenses, and a fund's expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest and taxes, nor does it cover extraordinary or non-routine expenses, if any, such as shareholder meeting costs.


                                   DISTRIBUTOR

Pursuant to an agreement, Schwab is the principal underwriter for shares of the funds and is the Trust's agent for the purpose of the continuous offering of the funds' shares. Each fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the agreement.

                     SHAREHOLDER SERVICES AND TRANSFER AGENT


Schwab provides fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the funds' prospectuses, financial reports and other informational literature about the funds. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets Schwab Funds(R) and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.


For the services performed as transfer agent under its contract with each fund, Schwab is entitled to receive an annual fee from each fund's Sweep Shares, payable monthly in the amount of 0.25% of the Sweep Shares' average daily net assets.


For the services performed as transfer agent under its contract with the Schwab Municipal Money Fund(TM), Schwab California Municipal Money Fund(TM) and Schwab New York Municipal Money Fund(TM), Schwab is entitled to receive an annual fee from each fund's Value Advantage Shares and Schwab Municipal Money Fund's Institutional Shares and Select Shares(R), payable monthly in the amount of 0.05% of each share class' average daily net assets.


For the services performed as shareholder services agent under its contract with each fund, Schwab is entitled to receive an annual fee from each fund's Sweep Shares, payable monthly in the amount of 0.20% of the Sweep Shares' average daily net assets.


For the services performed as shareholder services agent under its contract with the Schwab Municipal Money Fund(TM), Schwab California Municipal Money Fund(TM) and Schwab New York Municipal Money Fund(TM), Schwab is entitled to receive an annual fee from each fund's Value Advantage Shares and Schwab Municipal Money Fund's Institutional Shares and Select Shares(R), payable monthly in the amount of 0.17% of each share class' average daily net assets.


                          CUSTODIAN AND FUND ACCOUNTANT


PFPC Trust Company, 8800 Tinicum Blvd., Third Floor Suite 200, Philadelphia, PA 19153, serves as custodian for the funds, and PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809, serves as fund accountant.


The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The fund accountant maintains the books and records related to each fund's transactions.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The funds' independent registered public accounting firm, PricewaterhouseCoopers LLP, audits and reports on the annual financial statements of each series of the Trust and reviews certain regulatory reports and each fund's federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when the Trust engages them to do so. Their address is 333 Market Street, San Francisco, CA 94105. Each fund's audited financial statements for the fiscal year ending December 31, 2004, are included in the fund's annual report that is supplied with the SAI.



                                  LEGAL COUNSEL



Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

                                 OTHER EXPENSES

The funds pay other expenses that typically are connected with the Trust's operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the funds. Expenses not directly attributable to a particular fund will generally be allocated among the funds in the Trust on the basis of each fund's relative net assets at the time the expense is incurred.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the funds' portfolio turnover rate for reporting purposes is expected to be near zero.


                          PORTFOLIO HOLDINGS DISCLOSURE



The funds' Board of Trustees has approved policies and procedures that govern the timing and circumstances regarding the disclosure of fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the funds' portfolio securities is in the best interests of fund shareholders, and include procedures to address conflicts between the interests of the funds' shareholders, on the one hand, and those of the funds' investment adviser, principal underwriter or any affiliated person of the funds, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the president of the funds to authorize the release of the funds' portfolio holdings, as necessary, in conformity with the foregoing principles.



A complete list of each fund's portfolio holdings is published on the Schwab Funds website at www.schwab.com/schwabfunds, under "Prospectuses and Reports", typically 60-80 days after the end of each fund's fiscal quarter. The portfolio holdings information available on the Schwab Funds' website is the same that is filed with the Securities and Exchange Commission on Form N-Q or Form N-CSR. In addition, each fund's top ten holdings list is posted on the Schwab Funds website monthly, typically with a 10-day lag. In addition to the top ten holdings information, the funds also provide on the website monthly information regarding certain attributes of a fund's portfolio, such as a fund's sector weightings, portfolio composition, credit quality and duration and maturity, as applicable. The information on the website is publicly available to all categories of persons.



Each fund may disclose portfolio holdings information to certain persons and entities prior to and more frequently than the public disclosure of such information ("early disclosure"). The president may authorize early disclosure of portfolio holdings information to such parties at differing times and/or with different lag times provided that (a) the president of the funds determines that the disclosure is in the best interests of the funds and that there are no conflicts of interest between the fund's shareholders and fund's adviser and distributor; and (b) the recipient is, either by contractual agreement or otherwise by law, required to maintain the confidentiality of the information.



Currently, Callan Associates, Inc. receives early disclosure of portfolio holdings information. Callan Associates provides consulting services to the Committee for the Charles Schwab Employee Benefit Administrative Committee in connection with the company's 401(k) plan. Callan receives the funds' portfolio holdings on a calendar quarterly basis with a lag typically of 30 days. Neither the fund nor any other party receives compensation or other consideration from Callan Associates in connection with this arrangement. Pursuant to a confidentiality agreement entered into between Callan and the trusts, Callan is required to maintain the confidentiality of the portfolio holdings information and will not allow any of its employees or agents to use such information as a basis for trading in securities or making investment decisions or recommendations.



In addition, the funds' service providers including, without limitation, the custodian, fund accountant, transfer agent, auditor, proxy voting service provider, pricing information venders, publisher, printer and mailing agent may receive early disclosure of portfolio holdings information in connection with the services they perform for the funds.



The funds' policies and procedures prohibit the funds, the funds' investment adviser or any related party from receiving any compensation or other consideration in connection with the disclosure of portfolio holdings information.


                             PORTFOLIO TRANSACTIONS

Each of the funds paid no brokerage commissions during the last three fiscal years.

The investment adviser makes decisions with respect to the purchase and sale of portfolio securities on behalf of a fund. The investment adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. Purchases and sales of securities on a stock exchange or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Purchases and sales of fixed income securities may be transacted with the issuer, the issuer's underwriter, or a dealer. A fund does not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The prices a fund pays to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which the funds invest are traded primarily in the over-the-counter market and or purchased directly from the issuer or an underwriter or market maker. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked price. It is expected that the cost of executing portfolio securities transactions of the funds will primarily consist of dealer spreads and underwriting commissions.

The investment adviser seeks to obtain the best overall execution in executing portfolio transactions. The investment adviser may take a number of factors into account in selecting brokers or dealers to execute these transactions. Such factors may include, without limitation, the following: execution price; brokerage commission or dealer spread; size or type of the transaction; nature or character of the markets; clearance or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading capabilities; willingness to execute related or unrelated difficult transactions in the future; order of call; or provision of additional brokerage or research services or products.

The investment adviser may cause a fund to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser may receive brokerage and research services or products in connection with certain riskless transactions, in accordance with applicable SEC guidelines. In both instances, these services or products may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The investment adviser may use research services furnished by brokers or dealers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions or spreads to the broker or dealer providing such services.

The investment adviser may receive a service from a broker or dealer that has both a "research" and a "non-research" use. When this occurs, the investment adviser will make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the investment adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser faces a potential conflict of interest, but the investment adviser believes that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.

A fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances.

The investment adviser may place orders with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable a fund to trade directly with other institutional holders. At times, this may allow a fund to trade larger blocks than would be possible trading through a single market maker.

The investment adviser may aggregate securities sales or purchases among two or more clients. The investment adviser will not aggregate transactions unless it believes such aggregation is consistent with its duty to seek best execution for each affected client and is consistent with the terms of the investment advisory agreement for such client. In any single transaction in which purchases and/or sales of securities of any issuer for the account of a fund are aggregated with other accounts managed by the investment adviser, the actual prices applicable to the transaction will be averaged among the accounts for which the transaction is effected, including the account of the fund.

In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the funds on securities exchanges, the investment adviser follows procedures, adopted by the Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.

                             REGULAR BROKER-DEALERS


Each fund's regular broker-dealers during its most recent fiscal year are: (1) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the fund; (2) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (3) the ten broker-dealers that sold the largest dollar amount of the fund's shares. During the fiscal year ended December 31, 2004, no fund purchased securities issued by its regular broker-dealers.

                            DESCRIPTION OF THE TRUST

Each fund is a series of The Charles Schwab Family of Funds, an open-end investment management company organized as a Massachusetts business trust on October 20, 1989.




The funds may hold special meetings of shareholders, which may cause the funds to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

The bylaws of the Trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the Trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the Trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder. Moreover, the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations. There is a remote possibility that a fund could become liable for a misstatement in the prospectus or SAI about another fund.


As more fully described in the Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value per share as determined in accordance with the bylaws.

PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF SHAREHOLDER DOCUMENTS
                  PURCHASING AND REDEEMING SHARES OF THE FUNDS


The funds are open each day that both the New York Stock Exchange (NYSE) and the Federal Reserve Bank of New York (the Fed) are open. The NYSE's trading session is normally conducted from 9:30 a.m. Eastern time until 4:00 p.m. Eastern time, Monday through Friday, although some days, such as in advance of and following holidays, the NYSE's trading sessions closes early. The funds reserve the right to open for business on days the NYSE is closed but the Fed is open. The following holiday closings are currently scheduled for 2005: New Year's Day, Martin Luther King Jr.'s Birthday (observed), Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (observed), Veterans' Day (observed), Thanksgiving Day and Christmas Day. On any day that the Fed, NYSE or principal government securities markets close early, the funds reserve the right to advance the time by which purchase, redemption and exchange orders must be received by the funds' transfer agent.


As long as the funds or Schwab follow reasonable procedures to confirm that your telephone or Internet order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or confirmation before acting upon any telephone or Internet order, providing written confirmation of telephone or Internet orders and tape recording all telephone orders.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.


The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by each fund or share class. Each fund's minimum initial and additional investments and minimum balance requirements, if any, are set forth in the prospectus. These minimums may be waived for clients of Schwab Institutional and Schwab Corporate Services retirement plans. These minimums may also be waived for certain other investors, including trustees, officers and employees of Schwab, and for certain investment programs, including programs for retirement savings, education savings, or charitable giving. Schwab may receive other compensation for providing services to these clients, investors and programs. The minimums may be changed without prior notice.


Each fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares". A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash.


Each of Schwab California Municipal Money Fund(TM) and Schwab New York Municipal Money Fund(TM) is composed of two classes of shares. Schwab Municipal Money Fund(TM) is composed of four share classes. Each fund's share classes share a common investment portfolio and objective but have different minimum investment requirements and different expenses. The Sweep Shares are designed to provide convenience through automatic investment of uninvested cash balances and automatic redemptions for transactions in your Schwab account, although shares also may be purchased directly. The Value Advantage, Select and Institutional Shares do not have a sweep feature, but rather must be purchased directly.

                         EXCHANGING SHARES OF THE FUNDS


Shares of any Schwab Funds, including any class of shares, may be sold and the shares of any other SchwabFund or class purchased, provided the minimum investment and any other requirement of the fund or class purchased are satisfied. Without limiting this privilege, "an exchange order," which is a simultaneous order to sell shares of one fund or class and automatically invest the proceeds in another fund or class, may not be executed between shares of Sweep Investments(R) and shares of non-Sweep Investments. Shares of Sweep Investments may be bought and sold automatically pursuant to the terms and conditions of your Schwab account agreement or by direct order as long as you meet the minimums for direct investments.


The funds and Schwab reserve certain rights with regard to exchanging shares of the funds. These rights include the right to: (i) refuse any purchase or exchange order that may negatively impact the fund's operations; (ii) refuse orders that appear to be associated with short-term trading activities; and
(iii) modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

                                PRICING OF SHARES

Each fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of a fund's investments at amortized cost with market values. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available are required to be valued at fair value using procedures approved by the Board of Trustees. The funds use approved pricing services to provide values for their portfolio securities. Securities may be fair valued pursuant to procedures approved by the funds' Board of Trustees when approved pricing services do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

The amortized cost method of valuation seeks to maintain a stable net asset value per share (NAV) of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.

If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and a fund's $1.00 NAV calculated using amortized cost or if there were any other deviation that the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated.

If a fund's NAV calculated using market values declined, or was expected to decline, below a fund's $1.00 NAV calculated using amortized cost, the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain a fund's $1.00 NAV. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a fund's NAV (calculated using market values) were to increase, or were anticipated to increase above a fund's $1.00 NAV (calculated using amortized cost), the Board of Trustees might supplement dividends in an effort to maintain a fund's $1.00 NAV.

                        DELIVERY OF SHAREHOLDER DOCUMENTS

Typically once a year, an updated prospectus will be mailed to shareholders describing each fund's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing each fund's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called "householding." If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.

                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUNDS

It is each fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, each fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the funds' prospectuses and only summarizes some of the important federal tax considerations generally affecting shareholders of the funds. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisors regarding the consequences of investing in a fund.

On each business day that the NAV of a fund is determined, such fund's net investment income will be declared as of the close of the fund (normally 4:00 p.m. Eastern time) as a daily dividend to shareholders of record. Your daily dividend is calculated each business day by applying the daily dividend rate by the number of shares owned, and is rounded to the nearest penny. The daily dividend is accrued each business day, and the sum of the daily dividends is paid monthly. For each fund, dividends will normally be reinvested monthly in shares of the fund at the NAV on the 15th day of each month, if a business day, otherwise on the next business day, except in December when dividends are reinvested on the last business day of December. If cash payment is requested, checks will normally be mailed on the business day following the reinvestment date. Each fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption within 7 days.

Each fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a fund generally consists of: (1) accrued interest income, plus or minus amortized discount or premium, minus (2) accrued expenses allocated to that fund. If a fund realizes any capital gains, they will be distributed at least once during the year as determined by the Board of Trustees.

Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. A fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

The funds do not expect to realize any long-term capital gains. However, long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. If you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. Distributions by a fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

Each fund may engage in investment techniques that may alter the timing and character of its income. Each fund may be restricted in its use of these techniques by rules relating to its qualification as a regulated investment company.

Each fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to "backup withholding;" or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.


Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains; provided, however, that dividends with respect to a fund's taxable year beginning after December 31, 2004 and not beginning after December 31, 2007 are not subject to U.S. withholding tax, if, subject to certain exceptions, such dividends qualify as interest related dividends or as short-term capital gain dividends. Distributions to foreign shareholders of such short-term capital gain dividends of long-term capital gains and any gains from the sale or other disposition of shares of the funds generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code's definition of "resident alien" or (2) who is physically present in the U.S. for 183 days or more per year as determined under certain IRS rules. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

If, at the close of each quarter of its taxable year, at least 50% of the value of a fund's assets consist of obligations the interest on which is excludable from gross income, the fund may pay "exempt-interest dividends" to its shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the fund, equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes.

Tax-exempt income, including exempt interest dividends paid by a fund, are taken into account in determining whether a portion of a shareholder's social security or railroad retirement benefits will be subject to federal income.

Exempt-interest dividends may nevertheless be subject to the federal alternative minimum tax (AMT) imposed by Section 55 of the Code. The AMT is imposed at rates of 26% and 28%, in the case of non-corporate taxpayers, and at the rate of 20%, in the case of corporate taxpayers, to the extent it exceeds the taxpayer's federal income tax liability. The AMT may be imposed in the following two circumstances. First, exempt-interest dividends derived from certain private activity bonds issued after August 7, 1986, will generally be an item of tax preference (and, therefore, potentially subject to AMT) for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporations' alternative minimum taxable income for purposes of determining the AMT.

Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest that may have an effect on the ability of a fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt-interest dividends."


Interest on indebtedness incurred or continued by a shareholder in order to purchase or carry shares of the funds is not deductible for federal income tax purposes. Furthermore, these funds may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development private activity bonds. Such persons should consult their tax advisors before purchasing shares. A "substantial user" is defined generally to include "certain persons" who regularly use in their trade or business a part of a facility financed from the proceeds of such bonds.


Because the taxable portion of a fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, are expected to qualify under the Code for the dividends received deduction for corporations or as qualified dividend income eligible for reduced tax rates.


The redemption or exchange of the shares of a fund may result in capital gain or loss to the shareholders. Generally, if a shareholder holds the shares as a capital asset, any gain or loss will be long-term gain or loss if the shares have been held for more than one year. Capital gains of corporate shareholders are subject to regular corporate tax rates. For non-corporate taxpayers, gain on the sale of shares held for more than 12 months will generally be taxed at the rate applicable to long-term capital gains, while gain on the sale of shares held for one year or less will generally be taxed at ordinary income rates.

                            STATE TAX CONSIDERATIONS

The following tax discussion summarizes general state tax laws which are currently in effect and are subject to change by legislative or administrative action; any such changes may be retroactive with respect to the applicable fund's transactions. Investors should consult a tax advisor for more detailed information about state taxes to which they may be subject.

                          CALIFORNIA TAX CONSIDERATIONS


The Schwab California Municipal Money Fund(TM) intends to qualify to pay dividends to shareholders that are exempt from California personal income tax ("California exempt-interest dividends"). The fund will qualify to pay California exempt-interest dividends if (1) at the close of each quarter of the fund's taxable year, at least 50% of the value of the fund's total assets consists of obligations the interest on which would be exempt from California personal income tax if the obligations were held by an individual ("California Tax Exempt Obligations") and (2) the fund continues to qualify as a regulated investment company.


If the fund qualifies to pay California exempt-interest dividends to shareholders, dividends distributed to shareholders will be considered California exempt-interest dividends (1) if they are designated as exempt-interest dividends by the fund in a written notice to shareholders mailed within 60 days of the close of the fund's taxable year and (2) to the extent the interest received by the fund during the year on California Tax Exempt Obligations exceeds expenses of the fund that would be disallowed under California personal income tax law as allocable to tax exempt interest if the fund were an individual. If the aggregate dividends so designated exceed the amount that may be treated as California exempt-interest dividends, only that percentage of each dividend distribution equal to the ratio of aggregate California exempt-interest dividends to aggregate dividends so designated will be treated as a California exempt-interest dividend. The fund will notify its shareholders of the amount of exempt-interest dividends each year.

Corporations subject to California franchise tax that invest in the fund may not be entitled to exclude California exempt-interest dividends from income.

Dividend distributions that do not qualify for treatment as California exempt-interest dividends (including those dividend distributions to shareholders taxable as long-term capital gains for federal income tax purposes) will be taxable to shareholders at ordinary income tax rates for California personal income tax purposes to the extent of the fund's earnings and profits.

Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of the fund will not be deductible for California personal income tax purposes if the fund distributes California exempt-interest dividends.

                           NEW YORK TAX CONSIDERATIONS


Dividends paid by the Schwab New York Municipal Money Fund(TM) that are derived from interest on municipal securities issued by New York State and its political subdivisions or any agency or instrumentality thereof which interest would be exempt under federal law from New York State tax if held by an individual, will be exempt from New York State and New York City personal income and unincorporated business taxes, but not corporate franchise taxes. Dividends paid by the fund that are derived from interest on municipal securities issued by New York and its political subdivisions or any agency or instrumentality thereof will be subject to the New York State corporate franchise tax and the New York City general corporation tax only if the entity receiving the dividends has a sufficient nexus with New York State or New York City.

Other dividends and distributions from other state's municipal securities, U.S. government obligations, taxable income and capital gains that are not exempt from state taxation under federal law and distributions attributable to capital gains, will be subject to New York State personal income tax and New York City personal income tax. Gain from the sale, exchange or other disposition of shares will be subject to the New York State personal income and franchise taxes and the New York City personal income, unincorporated business and general corporation taxes. In addition, interest or indebtedness incurred by a shareholder to purchase or carry shares of the fund is not deductible for New York personal income tax purposes to the extent that it relates to New York exempt-interest dividends distributed to a shareholder during the taxable year.

                          NEW JERSEY TAX CONSIDERATIONS


Under current law, investors in the Schwab New Jersey Municipal Money Fund(TM) will not be subject to the New Jersey Gross Income Tax on distributions from the fund attributable to interest income from (and net gain, if any, from the fund's disposition of) New Jersey Municipal Securities or obligations of the United States, its territories and possessions and certain of its agencies and instrumentalities ("Federal Securities") held by the fund, either when received by the fund or when credited or distributed to the investors, provided that the fund meets the requirements for a qualified investment fund by: (1) maintaining its registration as a registered investment company with the SEC; (2) investing at least 80% of the aggregate principal amount of the fund's investments, excluding financial options, futures, forward contracts, or other similar financial instruments relating to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized under the regulated investment company rules under the Code, cash and cash items, which cash items shall include receivables, in New Jersey municipal securities or federal securities at the close of each quarter of the tax year; (3) investing 100% of its assets in interest-bearing obligations, discount obligations, cash and cash items, including receivables, financial options, futures forward contracts, or other similar financial instruments relating to interest-bearing obligations, discount obligations or bond indexes related thereto; and (4) complying with certain continuing reporting requirements.


However, in Colonial Trust III and Investment Company Institute v. Director, Division of Taxation, DKT No. 009777-93 (NJ Tax Court, Feb. 21, 1997) the New Jersey Tax Court nullified the New Jersey threshold requirements stated above. The court ruled that New Jersey could not impose its gross income tax on shareholder distributions attributable to interest paid on obligations of the United States government from a mutual fund that did not meet the requirements to be a qualified investment fund. The state of New Jersey indicates that its existing statutes and regulation are under review.

For New Jersey Gross Income Tax purposes, net income or gains and distributions derived from investments in other than New Jersey municipal securities and federal securities, and distributions from net realized capital gains in respect of such investments, will be taxable.

Gain on the disposition of shares is not subject to New Jersey Gross Income Tax, provided that the fund meets the requirements for a qualified investment fund set forth above.

                         PENNSYLVANIA TAX CONSIDERATIONS

For purposes of the Pennsylvania Personal Income Tax and the Philadelphia School District Investment Net Income Tax, distributions which are attributable to interest received by the Schwab

Pennsylvania Municipal Money Fund(TM) from its investments in Pennsylvania Municipal Securities or obligations of the United States, its territories and possessions and certain of its agencies and instrumentalities (Federal Securities) are not taxable. Distributions by the fund to a Pennsylvania resident that are attributable to most other sources may be subject to the Pennsylvania Personal Income Tax and (for residents of Philadelphia) to the Philadelphia School District Investment Net Income Tax.


Distributions paid by the fund, which are excludable as exempt income for federal tax purposes, are not subject to the Pennsylvania corporate net income tax. An additional deduction from Pennsylvania taxable income is permitted for the amount of distributions paid by the fund attributable to interest received by the fund from its investments in Pennsylvania municipal securities and federal securities to the extent included in federal taxable income, but such a deduction is reduced by any interest on indebtedness incurred to carry the securities and other expenses incurred in the production of such interest income, including expenses deducted on the federal income tax return that would not have been allowed under the Code if the interest were exempt from federal income tax. Distributions by the fund attributable to most other sources may be subject to the Pennsylvania corporate net income tax. It is the current position of the Pennsylvania Department of Revenue that fund shares are considered exempt assets (with a pro rata exclusion based on the value of the fund attributable to its investments in Pennsylvania municipal securities and federal securities) for purposes of determining a corporation's stock value subject to the Commonwealth's capital stock tax or franchise tax.

The fund intends to invest primarily in obligations which produce interest exempt from federal and Pennsylvania taxes. If the fund invests in obligations that are not exempt for Pennsylvania purposes but are exempt for federal purposes, a portion of the fund's distributions will be subject to Pennsylvania personal income tax.


Shares of the Schwab Pennsylvania Municipal Money Fund(TM) may be subject to the Pennsylvania inheritance tax and the Pennsylvania estate tax if held by a Pennsylvania decedent at the time of death.


                             FLORIDA INTANGIBLE TAX


Florida does not currently impose an income tax on individuals; therefore distributions made by the Schwab Florida Municipal Money Fund(TM) to Florida residents will not be subject to state income taxes in Florida. Distributions made to shareholders which are Florida corporations may be subject to Florida's corporate income tax. If you are subject to income tax in a state other than Florida, the dividends derived from Florida state and municipal obligations may be taxable.


Florida imposes an intangible personal property tax of 0.10% on all intangible personal property owned by Florida residents on January 1st of each year, including stocks and other securities. Certain types of property are exempt from the intangible tax such as, securities issued by the United States government or its agencies and obligations issued by the State of Florida or its municipalities or counties. The shares of the Florida fund will be exempt from Florida's intangible tax for any given year, if as of the close of business on December 31st of the previous year, 90% or more of the net asset value of the fund's assets consists of exempt securities.

Therefore, in order for the fund and its shareholders to benefit from the exemption, the fund may have to sell any non-exempt securities which it holds in its portfolio prior to the close of business on December 31st of each year. This may cause the fund to liquidate certain of its investments when it would be disadvantageous to do so in order to qualify for the exemption thereby reducing the fund's aggregate investment return.

                        MASSACHUSETTS TAX CONSIDERATIONS

Under current law, investors in the fund will not be subject to the Massachusetts personal income tax on distributions from the fund attributable to interest income from Massachusetts municipal securities or obligations of the United States, its territories and possessions and certain of its agencies and instrumentalities. Massachusetts requires that the fund properly designate such dividends in a written notice mailed to the fund's shareholders not later than sixty days after the close of the fund's taxable year.

Distributions which qualify as capital gain dividends for federal income tax purposes also are exempt from Massachusetts personal income taxation, to the extent that the distributions are attributable to gains from the sale or exchange of certain Massachusetts obligations, and are properly designated as such in a written notice mailed to the fund's shareholders not later than sixty days after the close of the fund's tax year.

Distributions from investment income and capital gains, including exempt-interest dividends, may be subject to Massachusetts corporate excise tax.

                  APPENDIX -- RATINGS OF INVESTMENT SECURITIES

                                COMMERCIAL PAPER

                            MOODY'S INVESTORS SERVICE

Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

                          STANDARD & POOR'S CORPORATION

An S&P A-1 commercial paper rating indicates a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.


                                   FITCH, INC.

F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

              SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS

                            MOODY'S INVESTORS SERVICE

Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

                          STANDARD & POOR'S CORPORATION

An S&P SP-1 rating indicates that the subject securities' issuer has a very strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a strong capacity to pay principal and interest is denoted by an SP-2 rating.

                                     PART C
                                OTHER INFORMATION
                       THE CHARLES SCHWAB FAMILY OF FUNDS

Item 23.       Financial Statements and Exhibits.

      (b)   Exhibits

      (a)   Articles of       Amended and Restated Agreement and Declaration of
            Incorporation     Trust, dated May 9, 1995, is incorporated by
                              reference to Exhibit (1), File No. 811-5954 of
                              Post-Effective Amendment No. 33 to Registrant's
                              Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

      (b)   By-laws           Amended and Restated By-Laws is electronically
                              filed herein as Exhibit (b), File No. 811-5954.


      (c)   Instruments       (i)   Article III, Sections 4 and 5; Article IV,
            Defining                Section 1; Article V; Article VI, Section 2;
            Rights of               Article VIII, Section 4; and Article IX,
            Shareholders            Sections 1, 4 and 7 of the Agreement and
                                    Declaration of Trust are incorporated by reference to Exhibit (1), File 811-5954 above.

                              (ii) Article 9 and Article 11 of the By-Laws are incorporated by reference to Exhibit (2), File 811-5954 above.

      (d)   Investment        (i)   Investment Advisory and Administration
            Advisory                Agreement between Registrant and Charles
            Contracts               Schwab Investment Management, Inc. (the
                                    "Investment Adviser") with respect to Schwab
                                    Money Market Fund, Schwab Government Money
                                    Fund and Schwab Municipal Money Fund, dated
                                    April 30, 1999, is incorporated herein by reference to Exhibit (d) (i), File No.
                                    811-5954 of Post-Effective Amendment No. 37 to Registrant's Registration Statement on
                                    Form N-1A, was electronically filed on April
                                    27, 1999.

                              (ii) Schedule A to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund is incorporated herein by reference to
                                    Exhibit 5(b), File No. 811-5954 of
                                    Post-Effective Amendment No. 27 to
                                    Registrant's Registration Statement of Form
                                    N-1A, was electronically filed on April 30, 1997.

                              (iii) Schedule B to the Investment Advisory and
                                    Administration Agreement between Registrant and the Investment Adviser with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund, is incorporated herein by reference to
                                    Exhibit 5(c), File No. 811-5954 of
                                    Post-Effective Amendment No. 27 to
                                    Registrant's Registration Statement on Form
                                    N-1A, was electronically filed on April 30, 1997.

                               (iv) Investment Advisory and Administration
                                    Agreement between Registrant and the
                                    Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit
                                    (5)(d), File No. 811-5954 of Post-Effective
                                    Amendment No. 27 to Registrant's
                                    Registration Statement on Form N-1A, was electronically filed on April 30, 1997.

                                (v) Schedule A to the Investment Advisory and
                                    Administration Agreement between Registrant and the Investment Adviser dated June 15, 1994, is incorporated herein by reference to Exhibit (d)(v) to File No. 811-5954 of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A, was electronically filed on July 8, 2004.

                               (vi) Schedule B to the Investment Advisory and
                                    Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (d)(vi) to File No. 811-5954 of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 27, 1999.

                              (vii) Schedule C to the Investment Advisory and
                                    Administration Agreement between Registrant and the Investment Adviser with respect to Schwab California Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund, Schwab Institutional Advantage Money Fund,(R) Schwab Retirement Money Fund,(R) and Schwab New York Municipal Money Fund, dated June 15, 1994, is incorporated herein by reference to Exhibit (5)(g), File No. 811-5954 of Post-Effective Amendment No. 27 to Registrant's Registration Statement of Form N-1A, was electronically filed on April 30, 1997.

                             (viii) Schedule D to the Investment Advisory and
                                    Administration Agreement between Registrant and the Investment Adviser dated June 15, 1994 is incorporated herein by reference to Exhibit (d)(viii) to File No. 811-5954 of Post-Effective Amendment No. 55 to Registration Statement on Form N-1A, was electronically filed on July 8, 2004.

                              (ix) Letter of Agreement between Registrant and Investment Advisor is electronically filed herein as Exhibit (d)(ix), File No. 811-5954.


      (e)   Underwriting       (i)  Distribution Agreement between Registrant
            Contracts               and Charles Schwab & Co., Inc. ("Schwab"),
                                    dated June 15, 1994, is incorporated herein by reference to Exhibit (6)(a), File No.
                                    811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on
                                    Form N-1A, was electronically filed on
                                    February 14, 1998.

                              (ii) Schedule A to the Distribution Agreement between Registrant and Schwab electronically filed herewith as Exhibit (e)(ii), File No. 811-5954.

      (f)   Bonus or                Inapplicable.
            Profit
            Sharing
            Contracts

      (g)   Custodian          (i)  Amended and Restated Custodian Services
            Agreements              Agreement between Registrant and PFPC Trust
                                    Company dated September 25, 2003, is
                                    incorporated herein by reference to Exhibit
                                    (g)(i), File No. 811-5954 of Post-Effective
                                    Amendment No. 54 to Registrant's
                                    Registration Statement on Form N-1A, was electronically filed on April 27, 2004.

                              (ii)  Accounting Services Agreement between
                                    Registrant and PFPC Inc. dated May 22, 2002, is incorporated herein by reference to Exhibit (g)(ii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on December 15, 2002.

                             (iii)  Amended and Restated Foreign Custody
                                    Agreement between Registrant and PFPC dated
                                    September 25, 2003, is incorporated herein by reference to Exhibit (g)(iii), File No. 811-5954 of Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 27, 2004.

                              (iv)  Amended and Restated Transfer Agency
                                    Agreement and Schedule B between Registrant and Schwab dated June 5, 1995, is incorporated herein by reference to Exhibit
                                    (8)(e), File No. 811-5954 of Post-Effective
                                    Amendment No. 33 to Registrant's
                                    Registration Statement on Form N-1A, was electronically filed February 14, 1998.

                               (v) Schedule A and Schedule C to the Amended and Restated Transfer Agency Agreement dated May 29, 2003, is incorporated herein by reference to Exhibit (g)(v) to File No. 811-5954 of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A, was electronically filed on July 8, 2004.

                              (vi)  Shareholder Service Agreement between
                                    Registrant and Schwab, dated May 1, 1993, is incorporated herein by reference to Exhibit
                                    (8)(h), File No. 811-5954 of Post-Effective
                                    Amendment No. 33 to Registrant's
                                    Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                             (vii)  Schedule B to the Shareholder Service
                                    Agreement between Registrant and Schwab
                                    referred to at Exhibit (8)(h) above is
                                    incorporated herein by reference to Exhibit
                                    (8)(i), File No. 811-5954 of Post-Effective
                                    Amendment No. 33 to Registrant's
                                    Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                            (viii)  Schedules A and C to the Shareholder
                                    Service Agreement dated May 29, 2003, is incorporated herein by reference to Exhibit
                                    (g)(viii), File No. 811-5954 of
                                    Post-Effective Amendment No. 55 to
                                    Registrant's Registration Statement on Form
                                    N-1A, was electronically filed on July 8, 2004.

      (h)   Other                   Inapplicable.
            Material
            Contracts


      (i)   Legal                   Legal Opinion is electronically filed herein
            Opinion                 as Exhibit (i) to File No. 811-5954.



      (j)   Other                   Auditors' Consent is electronically filed
            Opinion                 herein as Exhibit (j) to File No. 811-5954.


      (k)   Omitted                 Inapplicable.
            Financial
            Statements

      (l)   Initial            (i)  Purchase Agreement between Registrant and
            Capital                 Schwab relating to the Schwab U.S. Treasury
            Agreements              Money Fund is incorporated herein by
                                    reference to Exhibit (13)(a), File No.
                                    811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on
                                    Form N-1A, was electronically filed on
                                    February 14, 1998.

                              (ii) Purchase Agreement between Registrant and Schwab relating to the Schwab Value Advantage Money Fund is incorporated herein by reference to Exhibit (13)(b), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                             (iii) Purchase Agreement between Registrant and Schwab relating to the Schwab Retirement Money Fund(R) and the Schwab Institutional Advantage Money Fund(R) is incorporated herein by reference to Exhibit (13)(c), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                              (iv) Purchase Agreement between Registrant and Schwab relating to the Schwab New York Municipal Money Fund is incorporated herein by reference to Exhibit (13)(d), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                               (v) Purchase Agreement between Registrant and Schwab relating to the Schwab Municipal Money Fund-Value Advantage Shares is incorporated herein by reference to Exhibit
                                    (13)(e), File No. 811-5954 of Post-Effective
                                    Amendment No. 33 to Registrant's
                                    Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                              (vi) Purchase Agreement between Registrant and Schwab relating to the Schwab California Municipal Money Fund-Value Advantage Shares is incorporated herein by reference to Exhibit (13)(f), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                             (vii) Purchase Agreement between Registrant and Schwab relating to the Schwab New York Municipal Money Fund-Value Advantage Shares is incorporated herein by reference to Exhibit (13)(g), File No. 811-5954 to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                            (viii) Purchase Agreement between Registrant and Schwab relating to the Schwab Government Cash Reserves Fund is incorporated herein by reference to Exhibit (13)(h), File No. 811-5954 of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 30, 1999.

                              (ix) Purchase Agreement between Registrant and Schwab relating to the Schwab New Jersey Municipal Money Fund is incorporated herein by reference to Exhibit (13)(i), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                               (x) Purchase Agreement between Registrant and Schwab relating to the Schwab Pennsylvania Municipal Money Fund is incorporated herein by reference to Exhibit (13)(j), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                              (xi) Purchase Agreement between Registrant and Schwab relating to the Schwab Florida Municipal Money Fund is incorporated herein by reference to Exhibit (13)(k), File No. 811-5954 of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 30, 1999.

                             (xii) Purchase Agreement between Registrant and Schwab relating to the Schwab Value Advantage Money Fund -- Institutional Shares is incorporated herein by reference to Exhibit (l)(xii), File No. 811-5954 of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                            (xiii) Purchase Agreement between Registrant and Schwab relating to the Schwab Value Advantage Money Fund - Select Shares(R) is incorporated herein by reference to Exhibit
                                    (l)(xiii), File No. 811-5954 of
                                    Post-Effective Amendment No. 49 to
                                    Registrant's Registration Statement on Form
                                    N-1A was electronically filed on February
                                    24, 2003.

                             (xiv) Purchase Agreement between Registrant and Schwab relating to the Schwab Massachusetts Municipal Money Fund is incorporated herein by reference to Exhibit (l)(xiv), File No. 811-5954 of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A, was electronically filed on May 8, 2003.

                              (xv) Purchase Agreement between Registrant and Schwab relating to the Schwab Municipal Money Fund - Institutional Shares and Select Shares is incorporated herein by reference to Exhibit (l)(xv), File No. 811-5954 of Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 27, 2004.


                             (xvi) Purchase Agreement between Registrant and Schwab relating to the Schwab Cash Reserves -- Sweep Shares and Schwab Advisor Cash Reserves -- Sweep Shares and Premier Sweep Shares is incorporated herein by reference to Exhibit (l)(xvi), File No. 811-5954 of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A, was electronically filed on July 8, 2004.

      (m)   Rule 12-b1
            Plan

      (n)   Financial               Inapplicable
            Data
            Schedules

      (o)   Rule 18f-3         (i)  Amended and Restated Multiple Class Plan and
            Plan                    Schedule A dated August 27, 2003, is
                                    incorporated herein by reference to Exhibit
                                    (o)(i), File No. 811-5954 of Post-Effective
                                    Amendment No. 55 to Registrant's
                                    Registration Statement on Form N-1A, was electronically filed on July 8, 2004.

      (p)   Power of           (i)  Power of Attorney executed by Mariann
            Attorney                Byerwalter, September 4, 2002, is
                                    incorporated herein by reference to Exhibit
                                    (p)(i), File No. 811-5954 of Post-Effective
                                    Amendment No. 46, to Registrant's
                                    Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                              (ii) Power of Attorney executed by William A. Hasler, September 4, 2002, is incorporated herein by reference to Exhibit (p)(ii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                             (iii) Power of Attorney executed by Donald F. Dorward, September 4, 2002, is incorporated herein by reference to Exhibit (p)(iii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                              (iv) Power of Attorney executed by Robert G. Holmes, September 4, 2002, is incorporated herein by reference to Exhibit (p)(iv), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                               (v)  Power of Attorney executed by Donald R.
                                    Stephens, September 4, 2002, is incorporated herein by reference to Exhibit (p)(v), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                              (vi) Power of Attorney executed by Michael W. Wilsey, September 4, 2002, is incorporated herein by reference to Exhibit (p)(vi), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                             (vii) Power of Attorney executed by Gerald B. Smith, September 4, 2002, is incorporated herein by reference to Exhibit (p)(vii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                            (viii) Power of Attorney executed by Charles R. Schwab, September 4, 2002, is incorporated herein by reference to Exhibit (p)(viii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                              (ix) Power of Attorney executed by Dawn Lepore, dated August 26, 2003, is incorporated herein by reference to Exhibit (p)(ix), File No. 811-5954 of Post-Effective Amendment No. 54, to Registrant's Registration Statement on Form N-1A, was electronically filed on April 27, 2004.

                               (x) Power of Attorney executed by Randall W. Merk, September 4, 2002, is incorporated herein by reference to Exhibit (p)(x), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                              (xi) Power of Attorney executed by Jeffrey M. Lyons, September 4, 2002, is incorporated herein by reference to Exhibit (p)(xi), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                             (xii) Power of Attorney executed by Tai-Chin Tung, September 4, 2002, is incorporated herein by reference to Exhibit (p)(xii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

      (q)   Code of            (i)  Code of Ethics adopted by Registrant,
            Ethics                  Charles Schwab Investment Management Inc.
                                    and Charles Schwab & Co. Inc., dated
                                    February 23, 2004, incorporated herein by reference to Exhibit (q)(i), File No.
                                    811-5954 of Post-Effective Amendment No. 54, to Registrant's Registration Statement on
                                    Form N-1A, was electronically filed on April
                                    27, 2004.

Item 24.       Persons Controlled by or under Common Control with Registrant.

Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"); are advised by the Investment Manager; and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios may be deemed to be under common control with Registrant.

Item 25.       Indemnification.

Article VIII of Registrant's Amended and Restated Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases Nos. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.       Business and Other Connections of Investment Manager

Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future, and an investment adviser to certain non-investment company clients.

The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below. In addition, the name and position of each director and/or senior or executive officer of the Registrant's principal underwriter Charles Schwab & Co. Inc. is listed below.

Name and Position
with Registrant           Name of Company                                Capacity
-------------------------------------------------------------------------------------------------------------
Charles R. Schwab,        Charles Schwab & Co., Inc.                     Chairman
Trustee and Chairman
                          The Charles Schwab Bank, N.A.                  Chairman, Director

                          The Charles Schwab Corporation                 Chairman, Chief Executive Officer

                          Charles Schwab Investment Management, Inc.     Chairman

                          Schwab Holdings, Inc.                          Chief Executive Officer

                          Schwab International Holdings, Inc.            Chairman and Chief Executive Officer

                          Schwab (SIS) Holdings, Inc. I                  Chairman and Chief Executive Officer

                          Charles Schwab Holdings (UK)                   Chairman

                          All Kinds of Minds                             Director

                          Charles and Helen Schwab Foundation            Director

                          Siebel Systems                                 Director

                          United States Trust Company of New York        Director

                          U.S. Trust Corporation                         Director

                          Stanford University                            Trustee

Name and Position
with Registrant           Name of Company                                Capacity
----------------------------------------------------------------------------------------------------------
                          The Gap, Inc.                                  Director until May 2004

                          Xign, Inc.                                     Director until June 2003

Robert Almeida            Charles Schwab & Co., Inc.                     Executive Vice President, Internal
                                                                         Audit

William Atwell            Charles Schwab & Co., Inc.                     Executive Vice President -- Client
                                                                         Sales and Services and Schwab Bank

                          The Charles Schwab Bank, N.A.                  Director

Jeremiah A. Chafkin       Charles Schwab & Co., Inc.                     Executive Vice President and
                                                                         President of Advised Investor

Christopher V. Dodds      Charles Schwab & Co., Inc.                     Executive Vice President and Chief
                                                                         Financial Officer

Carrie Dwyer              Charles Schwab & Co., Inc.                     Executive Vice President -- Corporate
                                                                         Oversight and Corporate Secretary

Charles Goldman           Charles Schwab & Co., Inc.                     Executive Vice President, Strategy
                                                                         and Corporate Development

Bryce Lensing             Charles Schwab & Co. Inc.                      Executive Vice President, Risk
                                                                         Management

Jeffrey M. Lyons          Charles Schwab & Co., Inc.                     Executive Vice President and
                                                                         President, Active Trader Enterprise.
                                                                         Prior to July 2004, Mr. Lyons was
                                                                         Executive Vice President, Asset
                                                                         Management Products & Services.

Randall W. Merk           Charles Schwab & Co., Inc.                     Executive Vice President and
                                                                         President, AMPS Enterprise. From
                                                                         September 2002 to July 2004, Mr.
                                                                         Merk was President & CEO of CSIM.

Jan Hier-King             Charles Schwab & Co., Inc.                     Executive Vice President -- Human
                                                                         Resources

Deborah McWhinney         Charles Schwab & Co., Inc.                     Executive Vice President and
                                                                         President, Schwab Institutional.

Name and Position
with Registrant           Name of Company                                Capacity
----------------------------------------------------------------------------------------------------------
Kevin Rowell              Charles Schwab & Co., Inc.                     Executive Vice President, Schwab
                                                                         Institutional Sales

Gideon Sasson             Charles Schwab & Co., Inc.                     Executive Vice President, Chief
                                                                         Information Officer

Becky Saeger              Charles Schwab & Co., Inc.                     Executive Vice President, Brand
                                                                         Management and Marketing
                                                                         Communications

Maurisa Sommerfield       Charles Schwab & Co., Inc.                     Executive Vice President -- Schwab
                                                                         Operations

Evelyn S. Dilsaver        Charles Schwab Investment Management, Inc.     President and Chief Executive Officer
President and Chief
Executive Officer
                          Charles Schwab & Co. Inc.                      Executive Vice President. From June
                                                                         2003 to July 2004, Ms. Dilsaver was
                                                                         Senior Vice President of the Asset
                                                                         Management Products and Services
                                                                         Enterprise, with responsibility
                                                                         for product development and
                                                                         distribution.  Prior to this, Ms.
                                                                         Dilsaver was Executive Vice
                                                                         President of U.S. Trust, a
                                                                         subsidiary of The Charles Schwab
                                                                         Corporation, as its chief financial
                                                                         officer and chief administrative
                                                                         officer.

Stephen B. Ward,          Charles Schwab Investment Management, Inc.     Director, Senior Vice President and
Senior Vice President                                                    Chief Investment Officer
and Chief Investment
Officer
                          The Charles Schwab Trust Company               Chief Investment Officer

Koji E. Felton,           Charles Schwab Investment Management, Inc.     Senior Vice President, Chief Counsel
Secretary                                                                and Assistant Corporate Secretary

                          Charles Schwab & Co., Inc.                     Senior Vice President, Deputy
                                                                         General Counsel

Randall Fillmore          Charles Schwab Investment Management, Inc.     Senior Vice President and Chief
Chief Compliance                                                         Compliance Officer
Officer

Name and Position
with Registrant           Name of Company                                Capacity
----------------------------------------------------------------------------------------------------------
Kimon P. Daifotis         Charles Schwab Investment Management, Inc.     Senior Vice President and Chief
Senior Vice President                                                    Investment Officer, Fixed Income
and Chief Investment
Officer

Jeffrey M. Mortimer       Charles Schwab Investment Management, Inc.     Senior Vice President and Chief
Senior Vice President                                                    Investment Officer, Equities
and Chief Investment
Officer

George Pereira            Charles Schwab Investment Management, Inc.     Senior Vice President and Chief
Treasurer and Chief                                                      Financial Officer
Financial Officer

Jana Thompson             Charles Schwab Investment Management, Inc.     Senior Vice President


Item 27.       Principal Underwriters.

               (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab also acts as principal underwriter for the Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.

               (b) See Item 26(b) for information on each director and/or senior or executive officer of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

               (c) Not applicable.

Item 28.       Location of Accounts and Records.

All accounts, books and other documents required to be maintained pursuant to
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant (transfer agency and shareholder records); Registrant's investment adviser and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California, 94104; Registrant's Custodian, PFPC Trust Company, 8800 Tinicum Blvd., Third Floor, Philadelphia, PA 19153 (ledgers, receipts and brokerage orders); Registrant's fund accountants, PFPC, Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809; or Morgan Lewis Bockius, counsel to Registrant, 1701 Market Street, Philadelphia, PA 19103 (minute books, bylaws and declaration of trust).

Item 29.       Management Services.

Not applicable.

Item 30.       Undertakings.

Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 58 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 28th day of April, 2005.

                                   THE CHARLES SCHWAB FAMILY OF FUNDS
                                   Registrant

                                   Charles R. Schwab*
                                   ------------------
                                   Charles R. Schwab, Chairman and Trustee

     Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 28th day of April, 2005.

Signature                              Title
---------                              -----

Charles R. Schwab*                     Chairman and Trustee
-------------------
Charles R. Schwab

Evelyn Dilsaver*                       President and Chief Executive Officer
-----------------
Evelyn Dilsaver

Mariann Byerwalter*                    Trustee
-------------------
Mariann Byerwalter

Donald F. Dorward*                     Trustee
------------------
Donald F. Dorward

William A. Hasler*                     Trustee
------------------
William A. Hasler

Robert G. Holmes*                      Trustee
-----------------
Robert G. Holmes

Gerald B. Smith*                       Trustee
----------------
Gerald B. Smith

Donald R. Stephens*                    Trustee
-------------------
Donald R. Stephens

Michael W. Wilsey*                     Trustee
-------------------
Michael W. Wilsey

George Pereira*                        Treasurer and Principal Financial Officer
---------------
George Pereira

*By: /s/ Timothy W. Levin
     --------------------------------------
         Timothy W. Levin, Attorney-in-Fact
         Pursuant to Power of Attorney

                                  EXHIBIT INDEX



EXH. NO.          DOCUMENT
--------          --------
(b)               Bylaws Agreement
(d)(ix)           Letter Agreement
(i)               Legal Opinion
(j)               Auditors' Consent